UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF, Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 2.8%
American Assets Trust, Inc.	272,570	9,907,920
Forest City Realty Trust, Inc., Class A	1,758,524	35,821,134
Liberty Property Trust	971,463	42,948,379
PS Business Parks, Inc.	130,884	16,041,143
Washington Real Estate Investment Trust	515,827	14,793,918
		119,512,494

Health Care REITs 9.9%
HCP, Inc.	3,094,340	74,171,330
Healthcare Realty Trust, Inc.	822,525	22,405,581
LTC Properties, Inc.	264,252	10,871,327
Quality Care Properties, Inc. *	616,420	12,913,999
Senior Housing Properties Trust	1,562,283	27,589,918
Universal Health Realty Income Trust	83,107	5,166,762
Ventas, Inc.	2,347,593	128,319,433
Welltower, Inc.	2,441,040	140,725,956
		422,164,306

Hotel & Resort REITs 9.5%
Apple Hospitality REIT, Inc.	1,378,561	26,234,016
Ashford Hospitality Trust, Inc.	607,915	4,480,334
Braemar Hotels & Resorts, Inc.	229,234	2,521,574
Chatham Lodging Trust	301,610	6,270,472
Chesapeake Lodging Trust	400,033	12,893,064
DiamondRock Hospitality Co.	1,316,256	16,755,939
Hersha Hospitality Trust	244,433	5,199,090
Hospitality Properties Trust	1,080,455	31,279,172
Host Hotels & Resorts, Inc.	4,838,114	104,648,406
LaSalle Hotel Properties	745,934	25,585,536
Park Hotels & Resorts, Inc.	1,325,724	42,714,827
Pebblebrook Hotel Trust	452,770	18,482,071
RLJ Lodging Trust	1,148,850	26,883,090
Ryman Hospitality Properties, Inc.	336,571	28,231,575
Summit Hotel Properties, Inc.	696,214	10,645,112
Sunstone Hotel Investors, Inc.	1,481,550	25,764,155
Xenia Hotels & Resorts, Inc.	701,336	17,652,627
		406,241,060

Industrial REITs 9.2%
DCT Industrial Trust, Inc.	617,025	40,186,838
Duke Realty Corp.	2,352,704	66,158,037
EastGroup Properties, Inc.	227,847	21,242,176
First Industrial Realty Trust, Inc.	790,057	26,016,577
Prologis, Inc.	3,513,160	226,071,846
Rexford Industrial Realty, Inc.	519,746	16,252,457
		395,927,931

Security	Number of Shares	Value ($)
Office REITs 16.5%
Alexandria Real Estate Equities, Inc.	667,114	83,335,881
Boston Properties, Inc.	1,017,306	123,877,352
Brandywine Realty Trust	1,150,355	18,704,772
Columbia Property Trust, Inc.	787,879	17,427,884
Corporate Office Properties Trust	669,656	18,683,402
Cousins Properties, Inc.	2,766,182	26,057,434
Douglas Emmett, Inc.	1,049,503	40,395,370
Easterly Government Properties, Inc.	294,406	5,961,722
Equity Commonwealth *	820,550	25,527,311
Franklin Street Properties Corp.	700,166	5,419,285
Highwoods Properties, Inc.	679,076	32,480,205
Hudson Pacific Properties, Inc.	1,022,988	36,213,775
JBG SMITH Properties	613,899	22,646,734
Kilroy Realty Corp.	650,433	49,530,473
Mack-Cali Realty Corp.	592,160	11,707,003
NorthStar Realty Europe Corp.	364,084	5,100,817
Paramount Group, Inc.	1,340,146	20,128,993
Piedmont Office Realty Trust, Inc., Class A	842,847	16,199,519
SL Green Realty Corp.	595,603	58,083,205
Tier REIT, Inc.	323,067	7,094,551
Vornado Realty Trust	1,139,530	79,436,636
		704,012,324

Residential REITs 20.5%
American Campus Communities, Inc.	899,617	36,074,642
American Homes 4 Rent, Class A	1,655,512	32,977,799
Apartment Investment & Management Co., Class A	1,036,638	42,325,930
AvalonBay Communities, Inc.	910,275	150,686,923
Camden Property Trust	610,529	53,726,552
Education Realty Trust, Inc.	498,022	18,197,724
Equity LifeStyle Properties, Inc.	583,594	53,048,695
Equity Residential	2,427,083	155,309,041
Essex Property Trust, Inc.	435,234	104,033,983
Independence Realty Trust, Inc.	577,088	5,597,754
Invitation Homes, Inc.	1,879,024	41,357,318
Mid-America Apartment Communities, Inc.	748,792	70,056,979
Sun Communities, Inc.	522,567	50,521,778
UDR, Inc.	1,767,039	64,443,912
		878,359,030

Retail REITs 19.3%
Acadia Realty Trust	551,232	14,194,224
Brixmor Property Group, Inc.	2,004,363	31,829,284
CBL & Associates Properties, Inc.	1,128,255	5,708,970
Cedar Realty Trust, Inc.	514,687	2,259,476
DDR Corp.	1,008,804	15,323,740
Federal Realty Investment Trust	482,457	57,359,313
GGP, Inc.	4,162,997	84,425,579
Kimco Realty Corp.	2,803,788	43,346,563
Kite Realty Group Trust	545,908	8,565,297
Pennsylvania Real Estate Investment Trust	459,615	5,060,361
Ramco-Gershenson Properties Trust	535,043	6,581,029
Regency Centers Corp.	978,262	56,817,457

1

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retail Opportunity Investments Corp.	746,111	13,519,531
Retail Properties of America, Inc., Class A	1,491,532	18,286,182
Saul Centers, Inc.	79,264	3,928,324
Seritage Growth Properties, Class A (a)	170,596	7,107,029
Simon Property Group, Inc.	2,050,757	328,572,287
Tanger Factory Outlet Centers, Inc.	621,681	13,359,925
Taubman Centers, Inc.	401,368	21,910,679
The Macerich Co.	714,822	39,765,548
Urban Edge Properties	695,923	15,219,836
Washington Prime Group, Inc.	1,224,782	8,904,165
Weingarten Realty Investors	786,591	23,062,848
		825,107,647

Specialized REITs 12.2%
CubeSmart	1,200,937	36,628,578
Digital Realty Trust, Inc.	1,353,993	145,527,168
Extra Space Storage, Inc.	830,503	79,935,914
Life Storage, Inc.	305,801	28,292,708
National Storage Affiliates Trust	336,374	9,458,837
Public Storage	987,430	209,177,171
QTS Realty Trust, Inc., Class A	333,367	12,577,937
		521,598,313
Total Common Stock
(Cost $4,202,536,507)		4,272,923,105

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (b)	6,162,871	6,162,871

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.67% (b)	6,290,057	6,290,057
Total Other Investment Companies
(Cost $12,452,928)		12,452,928

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 06/15/18	50	1,542,500	47,602
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,023,994.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,272,923,105	$—	$—	$4,272,923,105
Other Investment Companies[1]	12,452,928	—	—	12,452,928
Futures Contracts[2]	47,602	—	—	47,602
Total	$4,285,423,635	$—	$—	$4,285,423,635
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
3

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG66362MAY18
4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.5%
Adient plc	3,506	186,660
American Axle & Manufacturing Holdings, Inc. *	1,640	25,945
Aptiv plc	2,708	264,030
BorgWarner, Inc.	3,190	155,608
Cooper Tire & Rubber Co.	1,367	35,132
Cooper-Standard Holding, Inc. *	281	34,900
Dana, Inc.	2,676	59,675
Delphi Technologies plc	370	18,537
Dorman Products, Inc. *	240	15,485
Ford Motor Co.	97,797	1,129,555
General Motors Co.	30,963	1,322,120
Gentex Corp.	2,368	56,903
Gentherm, Inc. *	347	12,284
Harley-Davidson, Inc.	3,755	154,255
LCI Industries	242	21,223
Lear Corp.	1,106	218,988
Modine Manufacturing Co. *	730	13,140
Standard Motor Products, Inc.	444	20,091
Superior Industries International, Inc.	1,291	22,593
Tenneco, Inc.	828	36,581
The Goodyear Tire & Rubber Co.	5,875	143,526
Thor Industries, Inc.	561	51,949
Tower International, Inc.	398	11,701
Visteon Corp. *	666	83,223
Winnebago Industries, Inc.	318	11,528
		4,105,632

Banks 4.9%
Associated Banc-Corp.	1,231	33,976
BancorpSouth Bank	408	13,668
Bank of America Corp.	47,712	1,385,557
Bank of Hawaii Corp.	386	32,783
Bank of the Ozarks, Inc.	134	6,370
BankUnited, Inc.	689	29,055
BB&T Corp.	6,161	323,453
BOK Financial Corp.	148	14,941
Capitol Federal Financial, Inc.	1,866	24,519
Cathay General Bancorp	338	14,260
Chemical Financial Corp.	111	6,229
CIT Group, Inc.	2,061	102,906
Citigroup, Inc.	24,226	1,615,632
Citizens Financial Group, Inc.	3,739	152,738
Columbia Banking System, Inc.	151	6,421
Comerica, Inc.	1,078	101,645
Commerce Bancshares, Inc.	711	45,916
Community Bank System, Inc.	148	8,862
Cullen/Frost Bankers, Inc.	398	45,464
CVB Financial Corp.	740	17,161
East West Bancorp, Inc.	670	46,552
F.N.B. Corp.	1,337	17,715
Fifth Third Bancorp	7,652	233,998
Security	Number of Shares	Value ($)
First Citizens BancShares, Inc., Class A	35	15,375
First Commonwealth Financial Corp.	367	5,758
First Financial Bancorp	773	24,311
First Financial Bankshares, Inc.	389	20,461
First Horizon National Corp.	1,610	29,849
First Midwest Bancorp, Inc.	262	6,883
First Republic Bank	539	53,684
Fulton Financial Corp.	1,776	30,991
Glacier Bancorp, Inc.	446	17,390
Great Western Bancorp, Inc.	397	17,305
Hancock Whitney Corp.	396	19,899
Home BancShares, Inc.	216	4,972
Huntington Bancshares, Inc.	6,690	99,480
IBERIABANK Corp.	148	11,825
International Bancshares Corp.	592	25,574
Investors Bancorp, Inc.	612	8,164
JPMorgan Chase & Co.	27,934	2,989,217
KeyCorp	6,734	130,909
M&T Bank Corp.	821	141,278
MB Financial, Inc.	444	21,929
National Bank Holdings Corp., Class A	167	6,503
NBT Bancorp, Inc.	296	11,278
New York Community Bancorp, Inc.	6,475	75,045
Northwest Bancshares, Inc.	1,425	24,567
Ocwen Financial Corp. *	6,061	26,487
OFG Bancorp	981	13,832
Old National Bancorp	592	10,626
PacWest Bancorp	368	19,526
Park National Corp.	66	7,578
People's United Financial, Inc.	3,366	61,968
PHH Corp. *	3,742	40,414
Popular, Inc.	1,133	51,257
Prosperity Bancshares, Inc.	287	20,788
Provident Financial Services, Inc.	198	5,532
Radian Group, Inc.	1,029	16,361
Regions Financial Corp.	9,750	177,840
Signature Bank *	150	19,124
SunTrust Banks, Inc.	3,975	268,352
SVB Financial Group *	148	46,195
Synovus Financial Corp.	594	32,141
TCF Financial Corp.	1,682	44,254
Texas Capital Bancshares, Inc. *	100	9,635
The Bank of NT Butterfield & Son Ltd.	207	9,884
The PNC Financial Services Group, Inc.	3,591	514,985
Trustmark Corp.	592	19,045
U.S. Bancorp	14,145	707,109
UMB Financial Corp.	213	16,412
Umpqua Holdings Corp.	1,116	26,271
Union Bankshares Corp.	194	7,973
United Bankshares, Inc.	492	17,933
Valley National Bancorp	2,072	26,335
Washington Federal, Inc.	888	28,816
Webster Financial Corp.	592	37,947
Wells Fargo & Co.	47,484	2,563,661
Westamerica Bancorp	257	14,708
Western Alliance Bancorp *	85	5,122

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wintrust Financial Corp.	148	13,632
Zions Bancorp	918	50,316
		13,004,527

Capital Goods 8.3%
3M Co.	5,171	1,019,876
A.O. Smith Corp.	801	50,519
AAR Corp.	888	39,685
Actuant Corp., Class A	1,026	23,957
Acuity Brands, Inc.	248	29,326
AECOM *	2,696	88,968
Aegion Corp. *	461	11,848
AGCO Corp.	1,924	122,366
Air Lease Corp.	619	27,490
Aircastle Ltd.	770	16,447
Alamo Group, Inc.	52	4,795
Albany International Corp., Class A	444	27,306
Allegion plc	324	24,763
Allison Transmission Holdings, Inc.	1,372	56,677
Altra Industrial Motion Corp.	148	6,120
American Woodmark Corp. *	65	6,702
AMETEK, Inc.	1,548	113,050
Apogee Enterprises, Inc.	177	7,726
Applied Industrial Technologies, Inc.	769	53,638
Arconic, Inc.	4,546	80,237
Armstrong Flooring, Inc. *	1,106	14,489
Armstrong World Industries, Inc. *	652	39,511
Astec Industries, Inc.	296	17,319
Atkore International Group, Inc. *	257	5,551
AZZ, Inc.	315	13,624
Babcock & Wilcox Enterprises, Inc. *	5,562	13,738
Barnes Group, Inc.	499	29,651
Beacon Roofing Supply, Inc. *	567	23,757
BMC Stock Holdings, Inc. *	267	5,433
Briggs & Stratton Corp.	1,036	19,114
BWX Technologies, Inc.	583	38,909
Carlisle Cos., Inc.	592	63,575
Caterpillar, Inc.	7,793	1,183,835
Chart Industries, Inc. *	350	22,550
CIRCOR International, Inc.	313	15,065
Colfax Corp. *	1,032	31,559
Comfort Systems USA, Inc.	538	25,205
Crane Co.	444	36,901
Cubic Corp.	373	25,942
Cummins, Inc.	2,482	353,412
Curtiss-Wright Corp.	404	51,409
Deere & Co.	5,380	804,364
Donaldson Co., Inc.	1,301	61,407
Dover Corp.	2,234	172,487
Dycom Industries, Inc. *	240	22,358
Eaton Corp. plc	5,479	419,582
EMCOR Group, Inc.	1,016	77,145
Emerson Electric Co.	10,715	759,051
Encore Wire Corp.	444	21,490
EnerSys	659	52,661
EnPro Industries, Inc.	148	10,902
ESCO Technologies, Inc.	296	16,606
Esterline Technologies Corp. *	444	32,390
Fastenal Co.	2,678	142,550
Federal Signal Corp.	660	15,767
Flowserve Corp.	2,836	117,240
Fluor Corp.	6,410	312,423
Fortive Corp.	1,815	131,932
Fortune Brands Home & Security, Inc.	1,020	57,293
Franklin Electric Co., Inc.	461	21,321
GATX Corp.	740	53,206
Generac Holdings, Inc. *	806	40,373
General Cable Corp.	1,315	38,990
Security	Number of Shares	Value ($)
General Dynamics Corp.	2,751	554,904
General Electric Co.	134,738	1,897,111
Gibraltar Industries, Inc. *	313	12,410
Global Brass & Copper Holdings, Inc.	355	11,147
Graco, Inc.	1,083	49,168
Granite Construction, Inc.	587	33,383
Griffon Corp.	987	22,405
H&E Equipment Services, Inc.	598	20,673
Harris Corp.	1,011	152,125
Harsco Corp. *	1,733	42,458
HD Supply Holdings, Inc. *	955	38,897
HEICO Corp.	59	5,420
HEICO Corp., Class A	71	5,400
Herc Holdings, Inc. *	701	38,310
Hexcel Corp.	748	52,981
Hillenbrand, Inc.	592	27,617
Honeywell International, Inc.	5,589	826,669
Hubbell, Inc.	630	67,845
Huntington Ingalls Industries, Inc.	361	79,806
Hyster-Yale Materials Handling, Inc.	241	16,075
IDEX Corp.	480	66,566
Illinois Tool Works, Inc.	3,949	567,471
Ingersoll-Rand plc	2,553	223,490
ITT, Inc.	624	32,211
Jacobs Engineering Group, Inc.	2,606	168,869
Johnson Controls International plc	5,802	194,715
Kaman Corp.	296	20,948
KBR, Inc.	3,200	58,944
Kennametal, Inc.	1,349	50,223
KLX, Inc. *	494	36,472
Lennox International, Inc.	214	43,508
Lincoln Electric Holdings, Inc.	740	66,304
Lindsay Corp.	150	14,763
Lockheed Martin Corp.	2,074	652,356
Masco Corp.	1,486	55,383
Masonite International Corp. *	265	17,517
MasTec, Inc. *	991	46,230
Meritor, Inc. *	458	9,504
Moog, Inc., Class A	504	41,091
MRC Global, Inc. *	2,893	59,740
MSC Industrial Direct Co., Inc., Class A	672	61,710
Mueller Industries, Inc.	1,105	33,371
Mueller Water Products, Inc., Class A	1,076	12,815
MYR Group, Inc. *	461	17,997
National Presto Industries, Inc.	61	6,887
Nordson Corp.	374	46,986
Northrop Grumman Corp.	2,043	668,572
NOW, Inc. *	4,379	61,569
nVent Electric plc *	1,729	46,821
Orbital ATK, Inc.	332	44,395
Oshkosh Corp.	1,459	106,142
Owens Corning	1,385	87,560
PACCAR, Inc.	4,752	295,717
Parker-Hannifin Corp.	1,735	296,511
Pentair plc	1,729	75,454
Primoris Services Corp.	628	16,372
Quanex Building Products Corp.	592	9,946
Quanta Services, Inc. *	4,021	144,796
Raven Industries, Inc.	448	16,934
Raytheon Co.	2,825	591,837
RBC Bearings, Inc. *	109	13,702
Regal Beloit Corp.	768	61,018
Rexnord Corp. *	888	25,912
Rockwell Automation, Inc.	1,009	176,989
Rockwell Collins, Inc.	1,109	152,499
Roper Technologies, Inc.	407	112,247
Rush Enterprises, Inc., Class A *	592	25,474
Sensata Technologies Holding plc *	981	50,119
Simpson Manufacturing Co., Inc.	444	28,110

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Snap-on, Inc.	493	72,875
Spirit AeroSystems Holdings, Inc., Class A	953	80,729
SPX Corp. *	674	23,091
SPX FLOW, Inc. *	771	33,592
Standex International Corp.	92	9,177
Stanley Black & Decker, Inc.	1,451	202,037
Teledyne Technologies, Inc. *	296	59,632
Tennant Co.	290	22,852
Terex Corp.	1,964	77,735
Textainer Group Holdings Ltd. *	750	12,713
Textron, Inc.	3,060	203,735
The Boeing Co.	3,981	1,401,949
The Greenbrier Cos., Inc.	509	25,297
The Middleby Corp. *	157	15,640
The Timken Co.	1,516	71,707
The Toro Co.	775	44,950
Titan International, Inc.	2,226	25,844
TransDigm Group, Inc.	399	133,310
TriMas Corp. *	270	7,722
Trinity Industries, Inc.	3,302	113,886
Triton International Ltd.	455	15,839
Triumph Group, Inc.	1,664	35,277
Tutor Perini Corp. *	1,208	23,918
United Rentals, Inc. *	1,100	175,527
United Technologies Corp.	10,475	1,307,489
Univar, Inc. *	953	25,988
Universal Forest Products, Inc.	1,166	42,885
USG Corp. *	660	27,377
Valmont Industries, Inc.	372	54,368
Veritiv Corp. *	667	22,178
W.W. Grainger, Inc.	1,087	335,872
Wabash National Corp.	1,164	23,292
WABCO Holdings, Inc. *	444	53,693
Wabtec Corp.	739	72,060
Watsco, Inc.	296	54,470
Watts Water Technologies, Inc., Class A	296	22,777
Welbilt, Inc. *	1,320	25,700
WESCO International, Inc. *	1,467	87,066
Woodward, Inc.	444	33,642
Xylem, Inc.	1,233	86,803
		22,057,848

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,332	37,909
ACCO Brands Corp.	1,125	14,512
ASGN, Inc. *	348	26,796
Brady Corp., Class A	771	30,069
CBIZ, Inc. *	1,042	21,517
Cimpress N.V. *	157	21,859
Cintas Corp.	801	145,982
Clean Harbors, Inc. *	645	34,185
Copart, Inc. *	1,321	72,430
CoStar Group, Inc. *	40	15,249
Covanta Holding Corp.	2,438	39,739
Deluxe Corp.	592	39,392
Ennis, Inc.	306	5,584
Equifax, Inc.	594	67,692
Essendant, Inc.	4,564	63,850
Exponent, Inc.	132	12,976
FTI Consulting, Inc. *	744	46,121
Healthcare Services Group, Inc.	444	16,051
Herman Miller, Inc.	888	29,082
HNI Corp.	798	29,614
Huron Consulting Group, Inc. *	487	19,723
ICF International, Inc.	296	20,912
IHS Markit Ltd. *	992	48,886
Insperity, Inc.	344	31,648
Interface, Inc.	511	11,600
Security	Number of Shares	Value ($)
KAR Auction Services, Inc.	962	50,765
Kelly Services, Inc., Class A	1,628	36,483
Kforce, Inc.	835	28,098
Kimball International, Inc., Class B	563	9,149
Knoll, Inc.	302	6,100
Korn/Ferry International	475	25,973
LSC Communications, Inc.	3,616	45,779
ManpowerGroup, Inc.	1,860	167,400
Matthews International Corp., Class A	345	18,975
McGrath RentCorp	296	19,264
Mobile Mini, Inc.	290	13,224
MSA Safety, Inc.	296	27,528
Navigant Consulting, Inc. *	561	13,666
Nielsen Holdings plc	3,603	108,703
Pitney Bowes, Inc.	5,768	51,335
Quad/Graphics, Inc.	1,218	24,080
R.R. Donnelley & Sons Co.	4,290	26,770
Republic Services, Inc.	2,442	164,664
Resources Connection, Inc.	735	12,238
Robert Half International, Inc.	1,820	115,898
Rollins, Inc.	444	22,098
Steelcase, Inc., Class A	1,958	28,195
Stericycle, Inc. *	425	26,987
Team, Inc. *	735	15,619
Tetra Tech, Inc.	772	42,421
The Brink's Co.	490	38,832
The Dun & Bradstreet Corp.	534	65,581
TransUnion	290	19,894
TrueBlue, Inc. *	835	21,543
UniFirst Corp.	148	26,285
Verisk Analytics, Inc. *	575	61,088
Viad Corp.	346	18,303
Waste Management, Inc.	4,329	358,052
		2,614,368

Consumer Durables & Apparel 1.6%
American Outdoor Brands Corp. *	1,374	17,299
Brunswick Corp.	774	49,226
Callaway Golf Co.	578	10,947
Carter's, Inc.	495	53,960
Columbia Sportswear Co.	296	25,785
Crocs, Inc. *	1,677	29,918
D.R. Horton, Inc.	2,224	93,875
Deckers Outdoor Corp. *	645	72,988
Ethan Allen Interiors, Inc.	470	11,022
Fossil Group, Inc. *	8,489	185,739
G-III Apparel Group Ltd. *	1,048	43,911
Garmin Ltd.	1,475	88,633
GoPro, Inc., Class A *	2,255	12,493
Hanesbrands, Inc.	2,610	47,580
Hasbro, Inc.	1,083	93,950
Helen of Troy Ltd. *	296	26,581
Iconix Brand Group, Inc. *	9,677	6,193
iRobot Corp. *	76	4,743
KB Home	702	18,491
La-Z-Boy, Inc.	888	27,706
Leggett & Platt, Inc.	1,776	73,349
Lennar Corp., Class A	1,743	90,183
Lululemon Athletica, Inc. *	627	65,866
M.D.C Holdings, Inc.	600	18,948
M/I Homes, Inc. *	331	9,195
Mattel, Inc.	9,593	148,883
Meritage Homes Corp. *	489	22,127
Michael Kors Holdings Ltd. *	2,636	151,280
Mohawk Industries, Inc. *	406	82,840
Movado Group, Inc.	317	15,565
Newell Brands, Inc.	2,347	55,342
NIKE, Inc., Class B	11,419	819,884

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NVR, Inc. *	35	104,669
Oxford Industries, Inc.	266	21,950
Polaris Industries, Inc.	835	93,436
PulteGroup, Inc.	3,641	110,140
PVH Corp.	759	121,440
Ralph Lauren Corp.	1,643	221,115
Skechers U.S.A., Inc., Class A *	740	21,504
Steven Madden Ltd.	887	46,878
Sturm Ruger & Co., Inc.	346	21,192
Tapestry, Inc.	4,526	197,877
Taylor Morrison Home Corp., Class A *	561	12,062
Tempur Sealy International, Inc. *	520	23,988
Toll Brothers, Inc.	781	30,842
TopBuild Corp. *	317	26,612
TRI Pointe Group, Inc. *	561	9,683
Tupperware Brands Corp.	817	34,445
Under Armour, Inc., Class A *	1,668	34,861
Under Armour, Inc., Class C *	1,241	23,480
Unifi, Inc. *	470	14,810
Universal Electronics, Inc. *	97	2,876
VF Corp.	3,705	300,698
Vista Outdoor, Inc. *	1,952	33,067
Whirlpool Corp.	1,190	172,252
Wolverine World Wide, Inc.	981	32,893
		4,187,272

Consumer Services 2.0%
Adtalem Global Education, Inc. *	1,434	68,474
American Public Education, Inc. *	393	16,742
Aramark	2,468	95,808
Ascent Capital Group, Inc., Class A *	1,374	2,693
BJ's Restaurants, Inc.	389	21,784
Bloomin' Brands, Inc.	1,732	36,753
Boyd Gaming Corp.	503	18,988
Bright Horizons Family Solutions, Inc. *	187	18,924
Brinker International, Inc.	1,654	72,329
Caesars Entertainment Corp. *	1,254	15,236
Capella Education Co.	250	23,738
Career Education Corp. *	1,573	24,209
Carnival Corp.	4,126	256,967
Chipotle Mexican Grill, Inc. *	255	109,696
Choice Hotels International, Inc.	335	26,917
Churchill Downs, Inc.	49	14,671
CorePoint Lodging, Inc. *	452	12,592
Cracker Barrel Old Country Store, Inc.	152	23,820
Darden Restaurants, Inc.	1,315	114,944
Dave & Buster's Entertainment, Inc. *	119	4,955
Dine Brands Global, Inc.	579	36,738
Domino's Pizza, Inc.	278	69,911
Dunkin' Brands Group, Inc.	499	31,951
Extended Stay America, Inc.	1,763	37,111
Fiesta Restaurant Group, Inc. *	279	6,933
Graham Holdings Co., Class B	76	44,145
Grand Canyon Education, Inc. *	207	22,998
H&R Block, Inc.	3,064	84,107
Hilton Grand Vacations, Inc. *	134	5,328
Hilton Worldwide Holdings, Inc.	694	56,013
Houghton Mifflin Harcourt Co. *	1,844	12,539
Hyatt Hotels Corp., Class A	296	24,192
ILG, Inc.	470	16,093
International Game Technology plc	2,285	57,445
International Speedway Corp., Class A	444	18,515
Jack in the Box, Inc.	412	33,236
K12, Inc. *	1,248	20,143
Las Vegas Sands Corp.	3,577	288,342
Marriott International, Inc., Class A	1,603	216,982
Marriott Vacations Worldwide Corp.	206	24,769
McDonald's Corp.	8,524	1,363,925
Security	Number of Shares	Value ($)
MGM Resorts International	3,685	115,893
Norwegian Cruise Line Holdings Ltd. *	812	42,500
Penn National Gaming, Inc. *	949	32,342
Pinnacle Entertainment, Inc. *	970	32,893
Red Robin Gourmet Burgers, Inc. *	290	14,602
Red Rock Resorts, Inc., Class A	387	13,328
Regis Corp. *	1,304	22,546
Royal Caribbean Cruises Ltd.	1,090	114,428
SeaWorld Entertainment, Inc. *	2,195	38,961
Service Corp. International	1,591	58,374
ServiceMaster Global Holdings, Inc. *	378	21,599
Six Flags Entertainment Corp.	802	51,745
Sonic Corp.	458	11,120
Sotheby's *	317	17,378
Starbucks Corp.	7,009	397,200
Strayer Education, Inc.	230	25,139
Texas Roadhouse, Inc.	592	36,686
The Cheesecake Factory, Inc.	728	37,718
The Wendy's Co.	3,604	58,060
Vail Resorts, Inc.	135	32,507
Weight Watchers International, Inc. *	627	47,226
Wyndham Worldwide Corp.	1,485	161,033
Wynn Resorts Ltd.	808	158,376
Yum China Holdings, Inc.	2,783	109,372
Yum! Brands, Inc.	3,116	253,424
		5,356,106

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	268	42,682
AGNC Investment Corp.	3,954	74,414
Ally Financial, Inc.	13,497	346,198
American Express Co.	10,096	992,437
Ameriprise Financial, Inc.	2,162	299,718
Annaly Capital Management, Inc.	11,059	115,345
Berkshire Hathaway, Inc., Class B *	14,423	2,762,437
BGC Partners, Inc., Class A	1,681	19,264
BlackRock, Inc.	745	398,001
Cannae Holdings, Inc. *	3,103	62,029
Capital One Financial Corp.	7,704	724,176
Capstead Mortgage Corp.	1,374	12,572
Cboe Global Markets, Inc.	370	36,097
Chimera Investment Corp.	2,080	38,293
CME Group, Inc.	1,535	250,051
Credit Acceptance Corp. *	93	32,830
CYS Investments, Inc.	1,410	10,321
Discover Financial Services	6,238	460,739
Donnelley Financial Solutions, Inc. *	710	10,906
E*TRADE Financial Corp. *	1,054	66,771
Eaton Vance Corp.	967	52,025
Encore Capital Group, Inc. *	216	8,521
Enova International, Inc. *	679	22,814
Evercore, Inc., Class A	223	23,281
Exantas Capital Corp.	584	5,893
EZCORP, Inc., Class A *	1,595	19,778
FactSet Research Systems, Inc.	177	35,579
Federated Investors, Inc., Class B	1,342	32,570
FirstCash, Inc.	303	27,497
Franklin Resources, Inc.	5,594	187,791
Greenhill & Co., Inc.	1,060	27,931
Intercontinental Exchange, Inc.	1,375	97,474
Invesco Ltd.	4,697	128,322
Invesco Mortgage Capital, Inc.	1,221	19,817
Jefferies Financial Group, Inc.	2,829	61,899
Lazard Ltd., Class A	909	46,759
Legg Mason, Inc.	2,422	90,268
LPL Financial Holdings, Inc.	1,380	94,903
MarketAxess Holdings, Inc.	86	18,374
MFA Financial, Inc.	4,889	38,036

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Moody's Corp.	1,011	172,446
Morgan Stanley	6,501	325,960
Morningstar, Inc.	176	21,122
MSCI, Inc.	477	77,546
Nasdaq, Inc.	838	76,979
Navient Corp.	12,570	173,592
Nelnet, Inc., Class A	401	24,637
New Residential Investment Corp.	1,975	35,313
New York Mortgage Trust, Inc.	2,034	12,529
Northern Trust Corp.	1,171	120,051
OneMain Holdings, Inc. *	667	21,697
PennyMac Mortgage Investment Trust	1,220	22,838
PRA Group, Inc. *	665	25,669
Raymond James Financial, Inc.	592	57,164
Redwood Trust, Inc.	922	15,084
S&P Global, Inc.	1,184	233,840
Santander Consumer USA Holdings, Inc.	4,378	78,410
SEI Investments Co.	910	58,040
SLM Corp. *	8,322	95,120
Starwood Property Trust, Inc.	1,408	30,568
State Street Corp.	3,250	312,357
Stifel Financial Corp.	375	22,050
Synchrony Financial	10,313	357,139
T. Rowe Price Group, Inc.	2,659	322,856
TD Ameritrade Holding Corp.	1,275	75,480
The Bank of New York Mellon Corp.	7,989	437,398
The Charles Schwab Corp. (a)	2,723	151,453
The Goldman Sachs Group, Inc.	4,591	1,037,015
Two Harbors Investment Corp.	1,887	29,343
Voya Financial, Inc.	3,088	160,391
Waddell & Reed Financial, Inc., Class A	2,710	52,574
Western Asset Mortgage Capital Corp.	790	8,350
World Acceptance Corp. *	263	28,365
		12,468,189

Energy 14.3%
Anadarko Petroleum Corp.	6,912	482,458
Andeavor	4,126	595,918
Antero Resources Corp. *	1,582	30,232
Apache Corp.	7,648	305,920
Apergy Corp. *	1,117	48,243
Archrock, Inc.	1,692	19,543
Baker Hughes a GE Co.	13,116	453,682
Basic Energy Services, Inc. *	750	9,908
Bristow Group, Inc.	2,620	30,995
Cabot Oil & Gas Corp.	2,431	55,548
California Resources Corp. *	2,199	80,791
CARBO Ceramics, Inc. *(b)	1,711	16,460
Chesapeake Energy Corp. *(b)	24,841	111,039
Chevron Corp.	48,189	5,989,893
Cimarex Energy Co.	455	42,279
Cloud Peak Energy, Inc. *	8,012	29,003
CNX Resources Corp. *	4,162	67,258
Concho Resources, Inc. *	587	80,601
ConocoPhillips	37,514	2,528,068
CONSOL Energy, Inc. *	286	12,601
Continental Resources, Inc. *	461	31,044
CVR Energy, Inc.	858	32,372
Delek US Holdings, Inc.	3,521	196,401
Denbury Resources, Inc. *	15,376	65,348
Devon Energy Corp.	5,948	247,258
Diamond Offshore Drilling, Inc. *(b)	4,448	80,776
Dril-Quip, Inc. *	742	35,653
Energen Corp. *	820	55,629
Ensco plc, Class A	29,572	192,218
EOG Resources, Inc.	3,857	454,393
EQT Corp.	1,297	66,847
Exterran Corp. *	850	23,426
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	116,980	9,503,455
Forum Energy Technologies, Inc. *	1,403	19,852
Golar LNG Ltd.	614	15,952
Green Plains, Inc.	1,824	38,942
Halliburton Co.	14,402	716,356
Helix Energy Solutions Group, Inc. *	3,277	24,905
Helmerich & Payne, Inc.	2,264	150,284
Hess Corp.	11,895	718,696
HighPoint Resources Corp. *	3,522	25,147
HollyFrontier Corp.	10,699	825,749
Kinder Morgan, Inc.	26,476	441,620
Kosmos Energy Ltd. *	1,587	12,331
Marathon Oil Corp.	33,751	723,284
Marathon Petroleum Corp.	16,868	1,333,078
Matrix Service Co. *	1,410	27,354
McDermott International, Inc. *	5,742	124,774
Murphy Oil Corp.	8,655	266,141
Nabors Industries Ltd.	18,576	138,763
National Oilwell Varco, Inc.	13,621	564,182
Newfield Exploration Co. *	893	26,111
Newpark Resources, Inc. *	2,454	26,626
Noble Corp. plc *	29,223	162,480
Noble Energy, Inc.	5,499	196,314
Nordic American Tankers Ltd.	3,318	7,864
Oasis Petroleum, Inc. *	2,967	38,660
Occidental Petroleum Corp.	14,387	1,211,385
Oceaneering International, Inc.	4,007	95,487
Oil States International, Inc. *	1,828	64,711
ONEOK, Inc.	2,136	145,590
Pacific Ethanol, Inc. *	2,442	8,181
Patterson-UTI Energy, Inc.	4,170	86,236
PBF Energy, Inc., Class A	4,163	196,410
PDC Energy, Inc. *	290	17,542
Peabody Energy Corp.	1,995	86,324
Phillips 66	16,661	1,940,840
Pioneer Energy Services Corp. *	7,263	39,947
Pioneer Natural Resources Co.	738	142,508
QEP Resources, Inc. *	8,558	103,466
Range Resources Corp.	3,314	52,494
Renewable Energy Group, Inc. *	1,211	21,616
REX American Resources Corp. *	140	10,643
Rowan Cos. plc, Class A *	3,265	50,934
RPC, Inc. (b)	776	12,742
Schlumberger Ltd.	21,120	1,450,310
Scorpio Tankers, Inc.	4,680	13,572
SEACOR Holdings, Inc. *	478	24,966
SEACOR Marine Holdings, Inc. *	627	14,722
SemGroup Corp., Class A	951	24,060
Ship Finance International Ltd.	1,139	16,231
SM Energy Co.	3,504	91,805
Southwestern Energy Co. *	4,147	19,615
Superior Energy Services, Inc. *	7,595	83,013
Talos Energy, Inc. *	473	15,193
Targa Resources Corp.	1,244	60,496
Teekay Corp.	3,479	27,762
The Williams Cos., Inc.	9,114	244,802
Transocean Ltd. *	19,877	251,444
Unit Corp. *	1,441	31,471
US Silica Holdings, Inc.	493	15,249
Valero Energy Corp.	19,833	2,403,760
W&T Offshore, Inc. *	5,548	38,004
Weatherford International plc *	41,341	140,146
Whiting Petroleum Corp. *	2,311	121,143
World Fuel Services Corp.	10,213	213,247
WPX Energy, Inc. *	2,320	42,247
		38,231,039

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food & Staples Retailing 2.6%
Casey's General Stores, Inc.	660	63,888
Costco Wholesale Corp.	6,320	1,252,877
Ingles Markets, Inc., Class A	688	19,746
Performance Food Group Co. *	1,166	41,684
PriceSmart, Inc.	297	25,141
Rite Aid Corp. *	30,359	48,574
SpartanNash Co.	1,845	45,682
Sprouts Farmers Market, Inc. *	1,418	30,771
SUPERVALU, Inc. *	1,632	30,176
Sysco Corp.	7,848	510,355
The Andersons, Inc.	1,056	34,109
The Kroger Co.	28,330	689,269
United Natural Foods, Inc. *	1,839	83,822
US Foods Holding Corp. *	2,313	82,528
Walgreens Boots Alliance, Inc.	12,877	803,396
Walmart, Inc.	38,270	3,158,806
Weis Markets, Inc.	380	20,721
		6,941,545

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	14,375	801,262
Archer-Daniels-Midland Co.	22,489	983,219
B&G Foods, Inc. (b)	380	10,697
Brown-Forman Corp., Class B	2,155	121,887
Bunge Ltd.	6,614	460,004
Cal-Maine Foods, Inc. *	602	28,926
Calavo Growers, Inc.	94	8,272
Campbell Soup Co.	1,784	60,014
ConAgra Brands, Inc.	4,155	153,984
Constellation Brands, Inc., Class A	473	105,517
Darling Ingredients, Inc. *	1,938	36,415
Dean Foods Co.	3,314	31,715
Dr. Pepper Snapple Group, Inc.	1,893	225,835
Flowers Foods, Inc.	2,555	51,867
Fresh Del Monte Produce, Inc.	923	41,452
General Mills, Inc.	7,844	331,723
Hormel Foods Corp.	2,683	96,293
Ingredion, Inc.	898	100,028
J&J Snack Foods Corp.	148	20,960
Kellogg Co.	2,557	164,645
Lamb Weston Holdings, Inc.	1,183	75,416
Lancaster Colony Corp.	252	31,777
McCormick & Co., Inc. Non-Voting Shares	944	95,344
Molson Coors Brewing Co., Class B	1,187	73,179
Mondelez International, Inc., Class A	18,740	735,920
Monster Beverage Corp. *	913	46,709
PepsiCo, Inc.	13,770	1,380,442
Philip Morris International, Inc.	15,699	1,248,698
Pilgrim's Pride Corp. *	975	19,003
Pinnacle Foods, Inc.	717	45,845
Post Holdings, Inc. *	187	14,375
Sanderson Farms, Inc.	376	36,803
The Boston Beer Co., Inc., Class A *	100	25,385
The Coca-Cola Co.	35,779	1,538,497
The Hain Celestial Group, Inc. *	764	19,497
The Hershey Co.	1,098	98,864
The J.M. Smucker Co.	1,445	155,337
The Kraft Heinz Co.	3,886	223,367
TreeHouse Foods, Inc. *	740	35,453
Tyson Foods, Inc., Class A	4,754	320,752
Universal Corp.	817	54,045
Vector Group Ltd.	707	13,716
		10,123,139

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.9%
Abbott Laboratories	11,667	717,871
Acadia Healthcare Co., Inc. *	306	12,298
Aetna, Inc.	3,892	685,498
Align Technology, Inc. *	98	32,531
Allscripts Healthcare Solutions, Inc. *	1,982	25,072
Amedisys, Inc. *	348	26,570
AmerisourceBergen Corp.	1,600	131,424
AMN Healthcare Services, Inc. *	238	13,447
Analogic Corp.	130	10,875
Anthem, Inc.	5,187	1,148,506
athenahealth, Inc. *	70	10,533
Baxter International, Inc.	3,248	230,088
Becton Dickinson & Co.	1,598	354,101
Boston Scientific Corp. *	3,828	116,333
Brookdale Senior Living, Inc. *	4,043	31,818
Cardinal Health, Inc.	9,332	486,104
Centene Corp. *	1,049	122,901
Cerner Corp. *	1,185	70,721
Chemed Corp.	169	55,094
Cigna Corp.	1,493	252,870
Community Health Systems, Inc. *	16,925	69,223
CONMED Corp.	296	20,320
CVS Health Corp.	28,524	1,808,136
Danaher Corp.	3,240	321,667
DaVita, Inc. *	1,901	127,063
DENTSPLY SIRONA, Inc.	1,054	46,176
Diplomat Pharmacy, Inc. *	648	15,254
Edwards Lifesciences Corp. *	658	90,350
Encompass Health Corp.	692	44,807
Envision Healthcare Corp. *	629	26,972
Express Scripts Holding Co. *	18,188	1,378,832
Globus Medical, Inc., Class A *	226	12,554
Haemonetics Corp. *	247	22,317
Halyard Health, Inc. *	618	33,928
HCA Healthcare, Inc.	4,580	472,381
Henry Schein, Inc. *	1,921	132,933
Hill-Rom Holdings, Inc.	566	52,072
HMS Holdings Corp. *	603	13,043
Hologic, Inc. *	801	30,350
Humana, Inc.	2,163	629,390
IDEXX Laboratories, Inc. *	135	28,108
Integra LifeSciences Holdings Corp. *	95	6,131
Intuitive Surgical, Inc. *	287	131,925
Invacare Corp.	792	13,068
Kindred Healthcare, Inc. *	4,322	38,682
Laboratory Corp. of America Holdings *	699	126,232
LHC Group, Inc. *	89	6,850
LifePoint Health, Inc. *	1,213	64,107
LivaNova plc *	240	22,572
Magellan Health, Inc. *	746	68,222
Masimo Corp. *	219	21,692
McKesson Corp.	4,312	612,045
MEDNAX, Inc. *	1,235	56,625
Medtronic plc	9,872	852,151
Meridian Bioscience, Inc.	360	5,328
Molina Healthcare, Inc. *	592	50,279
NuVasive, Inc. *	105	5,382
Owens & Minor, Inc.	3,749	61,109
Patterson Cos., Inc.	2,383	49,852
Premier, Inc., Class A *	210	6,850
Quality Systems, Inc. *	602	10,595
Quest Diagnostics, Inc.	1,956	208,373
ResMed, Inc.	888	91,295
Select Medical Holdings Corp. *	2,224	40,254
STERIS plc	470	48,805
Stryker Corp.	1,698	295,486
Teleflex, Inc.	182	48,623

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tenet Healthcare Corp. *	4,609	163,297
The Cooper Cos., Inc.	148	33,494
The Ensign Group, Inc.	463	16,951
Triple-S Management Corp., Class B *	1,071	39,252
UnitedHealth Group, Inc.	8,617	2,081,092
Universal Health Services, Inc., Class B	1,082	124,408
Varian Medical Systems, Inc. *	805	94,885
WellCare Health Plans, Inc. *	480	106,402
West Pharmaceutical Services, Inc.	341	31,713
Zimmer Biomet Holdings, Inc.	1,404	156,560
		15,701,118

Household & Personal Products 1.4%
Central Garden & Pet Co., Class A *	475	18,055
Church & Dwight Co., Inc.	1,977	92,820
Colgate-Palmolive Co.	7,019	442,829
Coty, Inc., Class A	1,185	15,701
Edgewell Personal Care Co. *	592	25,882
Energizer Holdings, Inc.	517	31,403
Herbalife Nutrition Ltd. *	2,134	108,343
HRG Group, Inc. *	922	11,691
Kimberly-Clark Corp.	2,586	260,798
Nu Skin Enterprises, Inc., Class A	1,001	81,972
Spectrum Brands Holdings, Inc.	148	11,794
The Clorox Co.	841	101,618
The Estee Lauder Cos., Inc., Class A	1,371	204,882
The Procter & Gamble Co.	30,828	2,255,685
USANA Health Sciences, Inc. *	116	13,572
WD-40 Co.	148	20,357
		3,697,402

Insurance 3.4%
Aflac, Inc.	10,862	489,442
Alleghany Corp.	137	78,167
Ambac Financial Group, Inc. *	853	15,806
American Equity Investment Life Holding Co.	1,354	47,986
American Financial Group, Inc.	739	81,201
American International Group, Inc.	24,740	1,306,025
American National Insurance Co.	95	11,305
AmTrust Financial Services, Inc.	1,691	22,592
Aon plc	2,478	346,598
Arch Capital Group Ltd. *	876	68,722
Argo Group International Holdings Ltd.	410	24,907
Arthur J. Gallagher & Co.	1,041	68,997
Aspen Insurance Holdings Ltd.	928	40,275
Assurant, Inc.	1,345	125,556
Assured Guaranty Ltd.	2,394	84,963
Athene Holding Ltd., Class A *	200	8,934
Axis Capital Holdings Ltd.	1,741	98,976
Brighthouse Financial, Inc. *	709	33,401
Brown & Brown, Inc.	1,480	41,114
Chubb Ltd.	2,801	366,063
Cincinnati Financial Corp.	1,271	88,169
CNA Financial Corp.	338	15,879
CNO Financial Group, Inc.	3,168	63,423
Employers Holdings, Inc.	231	9,148
Erie Indemnity Co., Class A	363	41,023
Everest Re Group Ltd.	596	134,273
First American Financial Corp.	1,161	60,465
FNF Group	2,856	105,558
Genworth Financial, Inc., Class A *	25,698	88,401
Horace Mann Educators Corp.	444	19,625
Infinity Property & Casualty Corp.	196	28,361
James River Group Holdings Ltd.	331	12,555
Kemper Corp.	671	51,969
Lincoln National Corp.	2,541	168,443
Loews Corp.	5,097	249,090
Security	Number of Shares	Value ($)
Maiden Holdings Ltd.	2,164	18,935
Markel Corp. *	50	54,854
Marsh & McLennan Cos., Inc.	3,891	312,720
MBIA, Inc. *	2,894	23,673
Mercury General Corp.	425	20,022
MetLife, Inc.	10,440	480,136
Old Republic International Corp.	2,704	56,730
Primerica, Inc.	566	55,666
Principal Financial Group, Inc.	2,147	119,803
ProAssurance Corp.	900	34,560
Prudential Financial, Inc.	3,972	384,648
Reinsurance Group of America, Inc.	776	115,965
RenaissanceRe Holdings Ltd.	679	83,361
RLI Corp.	508	33,365
Safety Insurance Group, Inc.	148	12,728
Selective Insurance Group, Inc.	433	24,616
Stewart Information Services Corp.	374	15,779
The Allstate Corp.	5,520	516,010
The Hanover Insurance Group, Inc.	498	60,377
The Hartford Financial Services Group, Inc.	5,739	300,322
The Progressive Corp.	6,231	386,883
The Travelers Cos., Inc.	7,249	931,641
Torchmark Corp.	1,107	93,907
Universal Insurance Holdings, Inc.	324	11,551
Unum Group	2,305	89,457
Validus Holdings Ltd.	1,048	71,012
W.R. Berkley Corp.	1,262	96,505
White Mountains Insurance Group Ltd.	70	63,146
Willis Towers Watson plc	390	58,948
XL Group Ltd.	3,325	184,803
		9,209,535

Materials 4.1%
A. Schulman, Inc.	484	21,175
AdvanSix, Inc. *	661	24,133
Air Products & Chemicals, Inc.	1,606	259,224
AK Steel Holding Corp. *	2,797	12,642
Albemarle Corp.	747	69,822
Alcoa Corp. *	5,832	280,344
Allegheny Technologies, Inc. *	2,589	73,838
AptarGroup, Inc.	620	57,238
Ashland Global Holdings, Inc.	1,757	136,554
Avery Dennison Corp.	961	100,934
Axalta Coating Systems Ltd. *	1,210	37,643
Balchem Corp.	64	6,172
Ball Corp.	3,109	114,878
Bemis Co., Inc.	1,859	78,636
Berry Global Group, Inc. *	485	23,421
Boise Cascade Co.	975	46,508
Cabot Corp.	985	59,346
Carpenter Technology Corp.	958	57,423
Celanese Corp., Series A	1,075	121,389
Century Aluminum Co. *	874	15,487
CF Industries Holdings, Inc.	5,784	237,954
Clearwater Paper Corp. *	504	12,121
Cleveland-Cliffs, Inc. *	9,640	81,554
Commercial Metals Co.	3,736	88,319
Compass Minerals International, Inc.	431	28,187
Crown Holdings, Inc. *	1,007	43,643
Domtar Corp.	2,813	135,221
DowDuPont, Inc.	22,039	1,412,920
Eagle Materials, Inc.	175	18,967
Eastman Chemical Co.	1,873	195,373
Ecolab, Inc.	1,584	225,894
Ferro Corp. *	378	7,734
FMC Corp.	905	78,816
Freeport-McMoRan, Inc.	28,745	485,790
GCP Applied Technologies, Inc. *	869	27,504

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Graphic Packaging Holding Co.	3,848	55,719
Greif, Inc., Class A	773	45,074
H.B. Fuller Co.	592	30,518
Haynes International, Inc.	232	9,879
Hecla Mining Co.	1,813	6,817
Huntsman Corp.	2,941	94,024
Ingevity Corp. *	213	16,218
Innophos Holdings, Inc.	511	24,288
Innospec, Inc.	327	25,081
International Flavors & Fragrances, Inc.	548	66,927
International Paper Co.	6,013	321,696
Kaiser Aluminum Corp.	296	32,637
KapStone Paper & Packaging Corp.	1,034	35,570
Kraton Corp. *	444	21,543
Louisiana-Pacific Corp.	888	25,912
LyondellBasell Industries N.V., Class A	9,139	1,024,665
Martin Marietta Materials, Inc.	298	66,415
Materion Corp.	412	22,475
Minerals Technologies, Inc.	190	13,870
Monsanto Co.	4,819	614,230
Neenah, Inc.	100	8,115
NewMarket Corp.	73	28,053
Newmont Mining Corp.	5,839	227,312
Nucor Corp.	5,485	352,082
Olin Corp.	1,304	42,158
Olympic Steel, Inc.	526	12,166
Owens-Illinois, Inc. *	2,937	54,628
P.H. Glatfelter Co.	1,221	21,355
Packaging Corp. of America	744	87,420
Platform Specialty Products Corp. *	1,497	18,054
PolyOne Corp.	1,001	41,962
PPG Industries, Inc.	2,781	280,659
Praxair, Inc.	2,748	429,402
Quaker Chemical Corp.	71	10,852
Rayonier Advanced Materials, Inc.	916	16,406
Reliance Steel & Aluminum Co.	1,848	172,917
Royal Gold, Inc.	194	17,394
RPM International, Inc.	1,332	65,934
Schnitzer Steel Industries, Inc., Class A	1,387	43,205
Schweitzer-Mauduit International, Inc.	372	16,297
Sealed Air Corp.	1,390	60,548
Sensient Technologies Corp.	592	39,812
Silgan Holdings, Inc.	1,184	32,228
Sonoco Products Co.	1,628	83,240
Southern Copper Corp.	953	46,592
Steel Dynamics, Inc.	2,697	133,313
Stepan Co.	341	24,791
Summit Materials, Inc., Class A *	436	12,391
SunCoke Energy, Inc. *	1,532	20,743
The Chemours Co.	2,103	103,026
The Mosaic Co.	15,659	430,466
The Scotts Miracle-Gro Co., Class A	406	34,563
The Sherwin-Williams Co.	297	112,637
TimkenSteel Corp. *	1,704	29,871
Trinseo S.A.	411	29,715
Tronox Ltd., Class A	1,115	20,483
United States Steel Corp.	3,957	145,895
Vulcan Materials Co.	492	62,848
W.R. Grace & Co.	441	31,571
Westlake Chemical Corp.	454	52,541
WestRock Co.	2,695	158,682
Worthington Industries, Inc.	733	35,147
		10,877,836

Media 2.7%
AMC Entertainment Holdings, Inc., Class A	1,015	15,022
AMC Networks, Inc., Class A *	338	19,324
Cable One, Inc.	25	16,231
Security	Number of Shares	Value ($)
CBS Corp., Class B Non-Voting Shares	7,012	353,195
Charter Communications, Inc., Class A *	347	90,581
Cinemark Holdings, Inc.	1,335	45,083
Comcast Corp., Class A	44,401	1,384,423
Discovery Communications, Inc., Class A *	4,856	102,413
Discovery Communications, Inc., Class C *	8,009	158,338
DISH Network Corp., Class A *	1,828	54,017
Gannett Co., Inc.	5,083	53,727
John Wiley & Sons, Inc., Class A	444	30,103
Liberty Broadband Corp., Class C *	57	3,926
Lions Gate Entertainment Corp., Class A	137	3,174
Lions Gate Entertainment Corp., Class B	402	8,776
Live Nation Entertainment, Inc. *	800	34,104
Meredith Corp.	472	23,765
National CineMedia, Inc.	2,861	21,200
New Media Investment Group, Inc.	730	12,191
News Corp., Class A	6,178	92,855
News Corp., Class B	2,084	32,198
Nexstar Media Group, Inc., Class A	160	10,608
Omnicom Group, Inc.	3,365	242,549
Scholastic Corp.	888	39,951
Sinclair Broadcast Group, Inc., Class A	764	20,934
Sirius XM Holdings, Inc. (b)	6,802	48,294
TEGNA, Inc.	4,193	43,481
The Interpublic Group of Cos., Inc.	3,822	86,377
The Madison Square Garden Co., Class A *	52	13,626
The New York Times Co., Class A	1,108	25,207
The Walt Disney Co.	16,542	1,645,433
Time Warner, Inc.	10,757	1,012,879
Tribune Media Co., Class A	1,196	42,913
Twenty-First Century Fox, Inc., Class A	15,582	600,686
Twenty-First Century Fox, Inc., Class B	6,936	264,747
Viacom, Inc., Class B	17,717	480,131
		7,132,462

Pharmaceuticals, Biotechnology & Life Sciences 5.2%
AbbVie, Inc.	8,669	857,711
Agilent Technologies, Inc.	1,829	113,252
Alexion Pharmaceuticals, Inc. *	393	45,639
Allergan plc	768	115,814
Amgen, Inc.	5,769	1,036,228
Amneal Pharmaceuticals, Inc. *	988	19,503
Bio-Rad Laboratories, Inc., Class A *	155	44,505
Bio-Techne Corp.	148	22,247
Biogen, Inc. *	936	275,147
Bristol-Myers Squibb Co.	10,104	531,672
Bruker Corp.	477	14,439
Catalent, Inc. *	328	12,877
Celgene Corp. *	3,541	278,606
Charles River Laboratories International, Inc. *	344	36,987
Eli Lilly & Co.	7,699	654,723
Endo International plc *	2,411	15,165
Gilead Sciences, Inc.	12,867	867,236
Illumina, Inc. *	209	56,940
IQVIA Holdings, Inc. *	422	41,748
Johnson & Johnson	20,398	2,440,009
Mallinckrodt plc *	1,509	25,427
Merck & Co., Inc.	34,816	2,072,596
Mettler-Toledo International, Inc. *	135	74,350
Mylan N.V. *	3,722	143,148
Myriad Genetics, Inc. *	1,130	41,256
PDL BioPharma, Inc. *	10,751	28,705
PerkinElmer, Inc.	700	52,031
Perrigo Co., plc	1,084	79,305
Pfizer, Inc.	90,107	3,237,545
PRA Health Sciences, Inc. *	58	4,924
Prestige Brands Holdings, Inc. *	290	9,695
QIAGEN N.V. *	864	31,372

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	98	29,431
Syneos Health, Inc. *	122	5,246
Thermo Fisher Scientific, Inc.	1,676	349,061
United Therapeutics Corp. *	439	46,789
Vertex Pharmaceuticals, Inc. *	100	15,400
Waters Corp. *	394	75,892
Zoetis, Inc.	1,384	115,841
		13,918,462

Real Estate 2.1%
Acadia Realty Trust	470	12,103
Alexandria Real Estate Equities, Inc.	396	49,468
Altisource Portfolio Solutions S.A. *	382	11,223
American Campus Communities, Inc.	916	36,732
American Homes 4 Rent, Class A	271	5,398
American Tower Corp.	1,107	153,176
Apartment Investment & Management Co., Class A	1,035	42,259
Apple Hospitality REIT, Inc.	1,941	36,937
Ashford Hospitality Trust, Inc.	1,383	10,193
AvalonBay Communities, Inc.	522	86,412
Boston Properties, Inc.	1,158	141,010
Brandywine Realty Trust	1,628	26,471
Brixmor Property Group, Inc.	3,355	53,277
Camden Property Trust	634	55,792
CBL & Associates Properties, Inc.	6,659	33,695
CBRE Group, Inc., Class A *	1,728	79,816
Chesapeake Lodging Trust	470	15,148
Columbia Property Trust, Inc.	1,585	35,060
CoreCivic, Inc.	3,098	66,669
Corporate Office Properties Trust	1,190	33,201
Crown Castle International Corp.	1,202	125,188
CubeSmart	470	14,335
CyrusOne, Inc.	190	10,522
DCT Industrial Trust, Inc.	377	24,554
DDR Corp.	2,475	37,595
DiamondRock Hospitality Co.	2,441	31,074
Digital Realty Trust, Inc.	973	104,578
Douglas Emmett, Inc.	592	22,786
Duke Realty Corp.	2,162	60,795
EastGroup Properties, Inc.	148	13,798
Education Realty Trust, Inc.	165	6,029
EPR Properties	296	18,171
Equinix, Inc.	153	60,718
Equity Commonwealth *	1,303	40,536
Equity LifeStyle Properties, Inc.	302	27,452
Equity Residential	2,193	140,330
Essex Property Trust, Inc.	185	44,221
Extra Space Storage, Inc.	410	39,463
Federal Realty Investment Trust	296	35,191
First Industrial Realty Trust, Inc.	470	15,477
Forest City Realty Trust, Inc., Class A	586	11,937
Franklin Street Properties Corp.	1,622	12,554
Front Yard Residential Corp.	1,718	18,073
Gaming & Leisure Properties, Inc.	952	33,415
GGP, Inc.	4,615	93,592
Government Properties Income Trust	848	12,321
Gramercy Property Trust	457	12,600
HCP, Inc.	4,989	119,586
Healthcare Realty Trust, Inc.	728	19,831
Healthcare Trust of America, Inc., Class A	765	19,630
Hersha Hospitality Trust	328	6,977
Highwoods Properties, Inc.	740	35,394
Hospitality Properties Trust	2,893	83,752
Host Hotels & Resorts, Inc.	8,729	188,808
Hudson Pacific Properties, Inc.	165	5,841
Investors Real Estate Trust	2,644	14,727
Iron Mountain, Inc.	3,695	123,007
Security	Number of Shares	Value ($)
JBG SMITH Properties	482	17,781
Jones Lang LaSalle, Inc.	500	81,880
Kilroy Realty Corp.	296	22,540
Kimco Realty Corp.	3,634	56,182
Kite Realty Group Trust	940	14,749
Lamar Advertising Co., Class A	566	39,179
LaSalle Hotel Properties	1,224	41,983
Lexington Realty Trust	2,313	19,961
Liberty Property Trust	1,036	45,802
Life Storage, Inc.	190	17,579
Mack-Cali Realty Corp.	1,628	32,186
Medical Properties Trust, Inc.	922	12,512
Mid-America Apartment Communities, Inc.	519	48,558
National Health Investors, Inc.	77	5,684
National Retail Properties, Inc.	737	30,534
New Senior Investment Group, Inc.	1,458	10,906
Omega Healthcare Investors, Inc.	1,191	36,504
Outfront Media, Inc.	1,990	39,482
Paramount Group, Inc.	922	13,848
Park Hotels & Resorts, Inc.	922	29,707
Pebblebrook Hotel Trust	674	27,513
Pennsylvania Real Estate Investment Trust	946	10,415
Piedmont Office Realty Trust, Inc., Class A	2,242	43,091
PotlatchDeltic Corp.	409	20,655
Prologis, Inc.	2,017	129,794
PS Business Parks, Inc.	148	18,139
Public Storage	589	124,774
Quality Care Properties, Inc. *	1,761	36,893
Ramco-Gershenson Properties Trust	1,410	17,343
Rayonier, Inc.	1,673	65,030
Realogy Holdings Corp.	2,158	51,339
Realty Income Corp.	795	42,374
Regency Centers Corp.	536	31,131
Retail Properties of America, Inc., Class A	2,785	34,144
RLJ Lodging Trust	2,172	50,825
Ryman Hospitality Properties, Inc.	386	32,378
Sabra Health Care REIT, Inc.	1,365	28,296
SBA Communications Corp. *	296	46,789
Select Income REIT	281	6,070
Senior Housing Properties Trust	2,324	41,042
Simon Property Group, Inc.	1,751	280,545
SL Green Realty Corp.	633	61,730
Spirit Realty Capital, Inc.	3,632	31,816
STORE Capital Corp.	433	11,604
Summit Hotel Properties, Inc.	399	6,101
Sun Communities, Inc.	212	20,496
Sunstone Hotel Investors, Inc.	2,029	35,284
Tanger Factory Outlet Centers, Inc.	1,188	25,530
Taubman Centers, Inc.	536	29,260
The GEO Group, Inc.	1,667	41,342
The Macerich Co.	1,121	62,361
Tier REIT, Inc.	610	13,396
UDR, Inc.	1,203	43,873
Urban Edge Properties	245	5,358
Ventas, Inc.	2,626	143,537
VEREIT, Inc.	6,158	44,091
Vornado Realty Trust	1,339	93,342
Washington Prime Group, Inc.	6,682	48,578
Washington Real Estate Investment Trust	444	12,734
Weingarten Realty Investors	888	26,036
Welltower, Inc.	2,793	161,016
Weyerhaeuser Co.	5,080	189,636
WP Carey, Inc.	737	49,534
Xenia Hotels & Resorts, Inc.	1,701	42,814
		5,624,504

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 5.1%
Aaron's, Inc.	901	35,842
Abercrombie & Fitch Co., Class A	5,578	133,035
Advance Auto Parts, Inc.	788	101,353
Amazon.com, Inc. *	393	640,441
American Eagle Outfitters, Inc.	5,311	117,904
Asbury Automotive Group, Inc. *	676	47,016
Ascena Retail Group, Inc. *	19,887	64,832
AutoNation, Inc. *	1,683	76,846
AutoZone, Inc. *	161	104,541
Barnes & Noble Education, Inc. *	3,556	22,545
Barnes & Noble, Inc.	3,747	21,920
Bed Bath & Beyond, Inc.	11,929	216,631
Best Buy Co., Inc.	6,582	449,221
Big 5 Sporting Goods Corp.	1,410	11,562
Big Lots, Inc.	1,785	73,024
Booking Holdings, Inc. *	166	350,081
Burlington Stores, Inc. *	257	37,586
Caleres, Inc.	1,036	36,737
CarMax, Inc. *	2,325	160,239
Chico's FAS, Inc.	6,599	55,828
Citi Trends, Inc.	660	19,807
Core-Mark Holding Co., Inc.	3,209	62,640
Dick's Sporting Goods, Inc.	2,965	108,519
Dillard's, Inc., Class A (b)	1,184	96,413
Dollar General Corp.	4,392	384,212
Dollar Tree, Inc. *	1,731	142,963
DSW, Inc., Class A	2,415	57,670
Expedia Group, Inc.	602	72,860
Express, Inc. *	5,245	44,635
Five Below, Inc. *	201	14,213
Foot Locker, Inc.	3,610	194,832
Fred's, Inc., Class A	4,856	6,847
GameStop Corp., Class A (b)	8,361	110,365
Genesco, Inc. *	1,304	56,985
Genuine Parts Co.	2,354	213,720
GNC Holdings, Inc., Class A *	11,158	35,706
Group 1 Automotive, Inc.	767	53,889
Groupon, Inc. *	3,280	15,777
Guess?, Inc.	3,330	65,268
Haverty Furniture Cos., Inc.	660	13,200
Hibbett Sports, Inc. *	1,341	35,469
J.C. Penney Co., Inc. *(b)	13,374	32,365
Kohl's Corp.	9,683	646,340
L Brands, Inc.	4,367	148,085
Liberty TripAdvisor Holdings, Inc., Class A *	1,130	16,554
Lithia Motors, Inc., Class A	296	28,934
LKQ Corp. *	2,247	71,387
Lowe's Cos., Inc.	13,167	1,250,997
Lumber Liquidators Holdings, Inc. *	705	14,918
Macy's, Inc.	13,872	484,271
Monro, Inc.	311	17,447
Murphy USA, Inc. *	2,164	144,469
Netflix, Inc. *	180	63,288
Nordstrom, Inc.	3,894	190,923
O'Reilly Automotive, Inc. *	912	245,702
Office Depot, Inc.	19,426	45,845
Penske Automotive Group, Inc.	879	42,324
Pier 1 Imports, Inc.	7,252	17,260
Pool Corp.	296	42,304
Qurate Retail, Inc. *	9,862	200,494
Rent-A-Center, Inc. (b)	3,311	31,421
RH *	306	29,905
Ross Stores, Inc.	2,892	228,121
Sally Beauty Holdings, Inc. *	2,867	43,406
Shoe Carnival, Inc.	561	18,070
Shutterfly, Inc. *	303	28,524
Signet Jewelers Ltd.	1,683	72,369
Security	Number of Shares	Value ($)
Sleep Number Corp. *	549	15,356
Sonic Automotive, Inc., Class A	1,761	37,509
Tailored Brands, Inc.	710	23,295
Target Corp.	18,417	1,342,415
The Buckle, Inc. (b)	1,883	47,546
The Cato Corp., Class A	1,770	40,409
The Children's Place, Inc.	331	42,616
The Finish Line, Inc., Class A	3,518	47,880
The Gap, Inc.	8,324	232,906
The Home Depot, Inc.	10,504	1,959,521
The Michaels Cos., Inc. *	947	17,387
The TJX Cos., Inc.	7,601	686,522
Tiffany & Co.	1,024	133,919
Tractor Supply Co.	1,865	138,588
TripAdvisor, Inc. *	656	34,204
Urban Outfitters, Inc. *	2,808	116,644
Vitamin Shoppe, Inc. *	3,373	17,202
Williams-Sonoma, Inc.	1,701	94,184
Zumiez, Inc. *	940	22,795
		13,769,795

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	79	5,177
Amkor Technology, Inc. *	2,122	19,310
Analog Devices, Inc.	1,646	159,958
Applied Materials, Inc.	6,044	306,914
Broadcom, Inc.	422	106,374
Brooks Automation, Inc.	775	25,327
Cabot Microelectronics Corp.	247	27,953
Cirrus Logic, Inc. *	474	17,766
Cree, Inc. *	1,508	70,303
Cypress Semiconductor Corp.	2,459	40,475
Diodes, Inc. *	223	7,636
Entegris, Inc.	578	20,288
First Solar, Inc. *	1,133	76,602
Integrated Device Technology, Inc. *	769	25,562
Intel Corp.	71,971	3,972,799
KLA-Tencor Corp.	1,746	197,700
Lam Research Corp.	794	157,355
Marvell Technology Group Ltd.	6,211	133,785
Maxim Integrated Products, Inc.	2,248	131,845
Microchip Technology, Inc.	963	93,777
Micron Technology, Inc. *	8,426	485,253
MKS Instruments, Inc.	288	32,314
NVIDIA Corp.	771	194,438
NXP Semiconductor N.V. *	939	107,046
ON Semiconductor Corp. *	3,168	79,612
Photronics, Inc. *	1,188	10,336
Power Integrations, Inc.	81	6,087
Qorvo, Inc. *	1,817	145,814
QUALCOMM, Inc.	20,303	1,180,010
Rambus, Inc. *	387	5,209
Semtech Corp. *	154	7,454
Silicon Laboratories, Inc. *	332	35,059
Skyworks Solutions, Inc.	720	70,999
Synaptics, Inc. *	487	20,473
Teradyne, Inc.	1,263	47,880
Texas Instruments, Inc.	7,372	825,000
Veeco Instruments, Inc. *	694	11,833
Versum Materials, Inc.	811	32,416
Xilinx, Inc.	1,818	123,824
Xperi Corp.	263	5,194
		9,023,157

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 7.2%
Accenture plc, Class A	5,162	803,930
ACI Worldwide, Inc. *	450	10,867
Activision Blizzard, Inc.	4,493	318,599
Acxiom Corp. *	941	27,562
Adobe Systems, Inc. *	775	193,192
Akamai Technologies, Inc. *	1,317	99,275
Alliance Data Systems Corp.	412	86,858
Alphabet, Inc., Class A *	819	900,900
Alphabet, Inc., Class C *	815	884,267
Amdocs Ltd.	1,932	130,333
ANSYS, Inc. *	327	53,236
Aspen Technology, Inc. *	187	17,440
Autodesk, Inc. *	524	67,648
Automatic Data Processing, Inc.	2,608	339,092
Blackhawk Network Holdings, Inc. *	270	12,150
Booz Allen Hamilton Holding Corp.	1,898	85,581
Broadridge Financial Solutions, Inc.	864	99,749
CA, Inc.	4,993	178,450
CACI International, Inc., Class A *	440	73,326
Cadence Design Systems, Inc. *	740	31,413
Cardtronics plc, Class A *	736	18,886
Cars.com, Inc. *	1,090	27,991
CDK Global, Inc.	696	44,788
Citrix Systems, Inc. *	1,060	111,957
Cognizant Technology Solutions Corp., Class A	3,233	243,607
CommVault Systems, Inc. *	109	7,450
Convergys Corp.	2,220	52,481
CoreLogic, Inc. *	989	51,853
CSG Systems International, Inc.	325	13,448
eBay, Inc. *	6,173	232,846
Electronic Arts, Inc. *	876	114,677
EPAM Systems, Inc. *	100	12,318
Euronet Worldwide, Inc. *	298	24,975
EVERTEC, Inc.	608	13,254
ExlService Holdings, Inc. *	179	10,147
Facebook, Inc., Class A *	1,818	348,656
Fair Isaac Corp. *	242	44,535
Fidelity National Information Services, Inc.	2,118	216,502
First Data Corp., Class A *	3,182	60,458
Fiserv, Inc. *	3,120	226,512
FleetCor Technologies, Inc. *	177	35,285
Gartner, Inc. *	311	41,282
Genpact Ltd.	1,205	36,186
Global Payments, Inc.	672	74,699
IAC/InterActiveCorp *	534	82,845
International Business Machines Corp.	18,645	2,634,725
Intuit, Inc.	1,435	289,296
j2 Global, Inc.	296	24,994
Jack Henry & Associates, Inc.	444	55,527
Leidos Holdings, Inc.	1,545	92,793
Manhattan Associates, Inc. *	424	18,452
ManTech International Corp., Class A	895	48,249
MasterCard, Inc., Class A	3,499	665,230
MAXIMUS, Inc.	444	27,040
Microsoft Corp.	48,435	4,787,315
Nuance Communications, Inc. *	1,584	21,400
Oracle Corp.	31,707	1,481,351
Paychex, Inc.	1,884	123,553
PayPal Holdings, Inc. *	2,099	172,265
Progress Software Corp.	444	16,819
PTC, Inc. *	406	35,013
Red Hat, Inc. *	438	71,140
Sabre Corp.	1,167	28,603
salesforce.com, Inc. *	406	52,508
Science Applications International Corp.	542	47,940
SS&C Technologies Holdings, Inc.	394	20,059
Sykes Enterprises, Inc. *	740	20,831
Security	Number of Shares	Value ($)
Symantec Corp.	10,727	222,907
Synopsys, Inc. *	586	51,609
Syntel, Inc. *	476	14,994
Take-Two Interactive Software, Inc. *	318	35,641
Teradata Corp. *	2,600	103,662
The Western Union Co.	9,149	181,974
TiVo Corp.	1,794	25,834
Total System Services, Inc.	1,012	86,212
Travelport Worldwide Ltd.	1,700	29,818
Twitter, Inc. *	489	16,968
Unisys Corp. *	2,355	28,378
Verint Systems, Inc. *	219	9,242
VeriSign, Inc. *	518	67,568
Visa, Inc., Class A	6,473	846,151
VMware, Inc., Class A *	222	30,521
WEX, Inc. *	135	23,734
Worldpay, Inc., Class A *	522	41,483
Zynga, Inc., Class A *	3,650	16,060
		19,129,365

Technology Hardware & Equipment 6.0%
ADTRAN, Inc.	482	6,724
Amphenol Corp., Class A	1,681	146,129
Anixter International, Inc. *	710	43,488
Apple, Inc.	44,578	8,330,291
ARRIS International plc *	1,312	33,167
Arrow Electronics, Inc. *	2,566	190,192
Avnet, Inc.	6,731	256,586
AVX Corp.	1,009	15,428
Belden, Inc.	444	24,535
Benchmark Electronics, Inc.	1,558	43,157
CDW Corp.	1,046	83,732
Ciena Corp. *	467	10,764
Cisco Systems, Inc.	49,565	2,116,921
Cognex Corp.	439	20,067
Coherent, Inc. *	89	14,867
CommScope Holding Co., Inc. *	1,501	44,009
Comtech Telecommunications Corp.	1,355	42,412
Corning, Inc.	15,129	411,055
Cray, Inc. *	474	11,803
Diebold Nixdorf, Inc.	1,470	16,905
Dolby Laboratories, Inc., Class A	478	30,018
EchoStar Corp., Class A *	444	20,886
Electronics For Imaging, Inc. *	496	16,581
ePlus, Inc. *	165	15,007
F5 Networks, Inc. *	601	104,039
Fabrinet *	453	15,914
Finisar Corp. *	1,098	17,799
FLIR Systems, Inc.	1,512	81,497
Harmonic, Inc. *	3,427	13,194
Hewlett Packard Enterprise Co.	30,203	460,294
HP, Inc.	30,981	682,511
II-VI, Inc. *	391	17,184
Insight Enterprises, Inc. *	1,332	62,471
InterDigital, Inc.	296	23,340
IPG Photonics Corp. *	78	18,819
Itron, Inc. *	264	15,074
Jabil, Inc.	5,184	146,604
Juniper Networks, Inc.	6,896	183,709
Keysight Technologies, Inc. *	1,384	81,296
Knowles Corp. *	983	14,254
Littelfuse, Inc.	112	24,310
Lumentum Holdings, Inc. *	289	16,979
Methode Electronics, Inc.	314	12,607
Motorola Solutions, Inc.	3,854	413,688
MTS Systems Corp.	123	6,445
National Instruments Corp.	592	24,639
NCR Corp. *	1,531	46,083

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NetApp, Inc.	3,833	261,871
NETGEAR, Inc. *	561	33,912
NetScout Systems, Inc. *	671	18,117
OSI Systems, Inc. *	110	7,544
Plantronics, Inc.	605	44,074
Plexus Corp. *	740	43,031
Rogers Corp. *	100	11,396
Sanmina Corp. *	1,944	55,987
ScanSource, Inc. *	984	38,524
Super Micro Computer, Inc. *	776	18,702
SYNNEX Corp.	599	63,985
Tech Data Corp. *	1,767	153,393
Trimble, Inc. *	1,125	37,193
TTM Technologies, Inc. *	1,214	21,888
VeriFone Systems, Inc. *	1,549	35,224
ViaSat, Inc. *	190	11,896
Viavi Solutions, Inc. *	1,675	15,929
Vishay Intertechnology, Inc.	2,670	56,604
Western Digital Corp.	4,055	338,633
Xerox Corp.	6,601	179,415
Zebra Technologies Corp., Class A *	288	44,211
		15,919,003

Telecommunication Services 2.8%
AT&T, Inc.	102,698	3,319,200
ATN International, Inc.	200	10,766
CenturyLink, Inc.	40,204	732,517
Cincinnati Bell, Inc. *	1,281	15,756
Cogent Communications Holdings, Inc.	254	13,005
Consolidated Communications Holdings, Inc.	1,932	21,658
Frontier Communications Corp. (b)	17,791	132,187
Iridium Communications, Inc. *	850	12,920
Sprint Corp. *	10,108	51,955
T-Mobile US, Inc. *	1,616	90,011
Telephone & Data Systems, Inc.	3,371	86,129
United States Cellular Corp. *	374	13,434
Verizon Communications, Inc.	60,787	2,897,716
Vonage Holdings Corp. *	2,099	24,034
Windstream Holdings, Inc.	6,151	33,893
Zayo Group Holdings, Inc. *	490	17,052
		7,472,233

Transportation 2.3%
Air Transport Services Group, Inc. *	429	9,009
Alaska Air Group, Inc.	1,447	87,992
Allegiant Travel Co.	186	28,151
AMERCO	26	8,396
American Airlines Group, Inc.	6,458	281,181
ArcBest Corp.	1,168	55,422
Atlas Air Worldwide Holdings, Inc. *	453	30,872
Avis Budget Group, Inc. *	3,458	134,827
C.H. Robinson Worldwide, Inc.	2,285	198,795
Copa Holdings S.A., Class A	398	44,098
CSX Corp.	8,423	544,547
Delta Air Lines, Inc.	2,010	108,641
Echo Global Logistics, Inc. *	435	12,093
Expeditors International of Washington, Inc.	2,604	193,946
FedEx Corp.	3,387	843,769
Forward Air Corp.	296	17,559
Genesee & Wyoming, Inc., Class A *	549	42,882
Hawaiian Holdings, Inc.	469	17,353
Heartland Express, Inc.	561	10,480
Hertz Global Holdings, Inc. *	8,779	132,475
Hub Group, Inc., Class A *	1,003	50,100
J.B. Hunt Transport Services, Inc.	740	94,794
JetBlue Airways Corp. *	3,962	74,842
Kansas City Southern	755	80,898
Security	Number of Shares	Value ($)
Kirby Corp. *	835	75,735
Knight-Swift Transportation Holdings, Inc.	1,382	56,220
Landstar System, Inc.	543	61,576
Macquarie Infrastructure Corp.	732	28,328
Marten Transport Ltd.	770	17,556
Matson, Inc.	688	23,557
Norfolk Southern Corp.	3,178	481,944
Old Dominion Freight Line, Inc.	476	74,237
Roadrunner Transportation Systems, Inc. *	1,137	2,058
Ryder System, Inc.	1,398	93,778
Saia, Inc. *	272	22,413
SkyWest, Inc.	1,106	63,042
Southwest Airlines Co.	1,296	66,200
Spirit Airlines, Inc. *	658	24,142
Union Pacific Corp.	9,036	1,289,979
United Continental Holdings, Inc. *	1,230	85,596
United Parcel Service, Inc., Class B	5,134	596,160
Werner Enterprises, Inc.	1,036	40,611
XPO Logistics, Inc. *	187	19,682
YRC Worldwide, Inc. *	548	5,875
		6,231,811

Utilities 3.5%
AES Corp.	26,925	343,294
ALLETE, Inc.	444	34,108
Alliant Energy Corp.	2,268	93,941
Ameren Corp.	3,103	183,667
American Electric Power Co., Inc.	6,279	426,658
American States Water Co.	296	16,659
American Water Works Co., Inc.	1,433	119,140
Aqua America, Inc.	889	30,848
Atmos Energy Corp.	941	83,947
Avangrid, Inc.	470	24,952
Avista Corp.	888	46,567
Black Hills Corp.	444	25,823
California Water Service Group	444	17,871
CenterPoint Energy, Inc.	6,095	159,262
CMS Energy Corp.	2,949	136,037
Consolidated Edison, Inc.	3,957	303,621
Dominion Energy, Inc.	5,405	346,947
DTE Energy Co.	2,180	223,297
Duke Energy Corp.	9,222	711,569
Edison International	3,879	241,119
El Paso Electric Co.	444	26,018
Entergy Corp.	3,618	292,732
Eversource Energy	3,052	174,208
Exelon Corp.	16,886	698,912
FirstEnergy Corp.	10,479	360,687
Great Plains Energy, Inc.	2,231	75,720
Hawaiian Electric Industries, Inc.	1,525	52,353
IDACORP, Inc.	444	41,008
MDU Resources Group, Inc.	3,007	83,595
MGE Energy, Inc.	298	17,776
National Fuel Gas Co.	877	46,165
New Jersey Resources Corp.	1,050	46,620
NextEra Energy, Inc.	3,567	591,444
NiSource, Inc.	2,531	64,034
Northwest Natural Gas Co.	444	26,551
NorthWestern Corp.	444	24,189
NRG Energy, Inc.	5,979	204,661
OGE Energy Corp.	2,427	84,994
ONE Gas, Inc.	472	35,424
Ormat Technologies, Inc.	96	4,975
Otter Tail Corp.	314	14,507
PG&E Corp.	6,951	301,187
Pinnacle West Capital Corp.	1,453	115,673
PNM Resources, Inc.	1,184	47,301
Portland General Electric Co.	1,198	51,107

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PPL Corp.	9,432	257,682
Public Service Enterprise Group, Inc.	7,549	399,946
SCANA Corp.	2,220	80,586
Sempra Energy	2,359	251,304
South Jersey Industries, Inc.	633	20,965
Spire, Inc.	444	31,635
The Southern Co.	12,620	566,638
UGI Corp.	2,138	107,905
Vectren Corp.	1,058	74,758
WEC Energy Group, Inc.	2,516	158,885
Westar Energy, Inc.	1,453	82,385
WGL Holdings, Inc.	514	45,335
Xcel Energy, Inc.	5,851	266,338
		9,395,530
Total Common Stock
(Cost $226,071,002)		266,191,878

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (c)	257,030	257,030

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.67% (c)	640,488	640,488
Total Other Investment Companies
(Cost $897,518)		897,518

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	4	541,100	(2,833)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $608,716.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2018:
	Balance of Shares Held at 2/28/18	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	2,757	76	(110)	2,723	$6,464	$820	$272

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$266,191,878	$—	$—	$266,191,878
Other Investment Companies[1]	897,518	—	—	897,518
Liabilities
Futures Contracts[2]	(2,833)	—	—	(2,833)
Total	$267,086,563	$—	$—	$267,086,563
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
Adient plc	61,414	3,269,681
Aptiv plc	46,823	4,565,242
BorgWarner, Inc.	54,537	2,660,315
Cooper Tire & Rubber Co.	28,407	730,060
Dana, Inc.	45,988	1,025,532
Delphi Technologies plc	7,570	379,257
Ford Motor Co.	1,711,032	19,762,420
General Motors Co.	546,838	23,349,983
Harley-Davidson, Inc.	65,173	2,677,307
Lear Corp.	18,952	3,752,496
Tenneco, Inc.	16,970	749,735
The Goodyear Tire & Rubber Co.	103,191	2,520,956
Thor Industries, Inc.	9,852	912,295
Visteon Corp. *	11,020	1,377,059
		67,732,338

Banks 4.8%
Bank of America Corp.	831,314	24,141,359
BB&T Corp.	104,879	5,506,147
CIT Group, Inc.	34,208	1,708,005
Citigroup, Inc.	421,785	28,128,842
Citizens Financial Group, Inc.	62,502	2,553,207
Comerica, Inc.	19,257	1,815,743
Fifth Third Bancorp	131,903	4,033,594
Huntington Bancshares, Inc.	107,340	1,596,146
JPMorgan Chase & Co.	487,726	52,191,559
KeyCorp	110,715	2,152,300
M&T Bank Corp.	15,031	2,586,534
New York Community Bancorp, Inc.	117,768	1,364,931
People's United Financial, Inc.	60,259	1,109,368
PHH Corp. *	83,602	902,902
Regions Financial Corp.	163,889	2,989,335
SunTrust Banks, Inc.	68,161	4,601,549
The PNC Financial Services Group, Inc.	62,388	8,947,063
U.S. Bancorp	246,396	12,317,336
Wells Fargo & Co.	829,857	44,803,979
		203,449,899

Capital Goods 7.9%
3M Co.	91,030	17,953,847
AECOM *	44,294	1,461,702
AGCO Corp.	32,499	2,066,936
Allison Transmission Holdings, Inc.	25,628	1,058,693
AMETEK, Inc.	26,548	1,938,800
Arconic, Inc.	80,331	1,417,842
Carlisle Cos., Inc.	11,444	1,228,971
Caterpillar, Inc.	135,513	20,585,780
Cummins, Inc.	43,343	6,171,610
Deere & Co.	94,530	14,133,180
Donaldson Co., Inc.	19,360	913,792
Dover Corp.	38,037	2,936,837
Security	Number of Shares	Value ($)
Eaton Corp. plc	96,871	7,418,381
EMCOR Group, Inc.	16,801	1,275,700
Emerson Electric Co.	185,500	13,140,820
Fastenal Co.	46,538	2,477,218
Flowserve Corp.	48,262	1,995,151
Fluor Corp.	114,287	5,570,348
Fortive Corp.	33,684	2,448,490
Fortune Brands Home & Security, Inc.	19,666	1,104,639
General Dynamics Corp.	48,296	9,741,786
General Electric Co.	2,354,382	33,149,699
Harris Corp.	17,641	2,654,441
Honeywell International, Inc.	98,019	14,497,990
Hubbell, Inc.	11,801	1,270,850
Huntington Ingalls Industries, Inc.	6,164	1,362,675
IDEX Corp.	8,834	1,225,099
Illinois Tool Works, Inc.	69,148	9,936,568
Ingersoll-Rand plc	44,221	3,871,106
Jacobs Engineering Group, Inc.	48,337	3,132,238
Johnson Controls International plc	101,746	3,414,596
KBR, Inc.	62,633	1,153,700
Lincoln Electric Holdings, Inc.	14,281	1,279,578
Lockheed Martin Corp.	36,165	11,375,339
Masco Corp.	28,038	1,044,976
MSC Industrial Direct Co., Inc., Class A	11,982	1,100,307
Nordson Corp.	7,061	887,073
Northrop Grumman Corp.	35,062	11,474,040
nVent Electric plc *	30,498	825,886
Oshkosh Corp.	25,583	1,861,163
Owens Corning	23,692	1,497,808
PACCAR, Inc.	84,219	5,240,948
Parker-Hannifin Corp.	30,090	5,142,381
Pentair plc	30,576	1,334,337
Quanta Services, Inc. *	71,684	2,581,341
Raytheon Co.	49,263	10,320,599
Regal Beloit Corp.	11,889	944,581
Rockwell Automation, Inc.	17,155	3,009,159
Rockwell Collins, Inc.	19,344	2,659,993
Roper Technologies, Inc.	6,936	1,912,879
Snap-on, Inc.	8,836	1,306,138
Spirit AeroSystems Holdings, Inc., Class A	16,605	1,406,610
Stanley Black & Decker, Inc.	25,447	3,543,240
Terex Corp.	32,202	1,274,555
Textron, Inc.	55,651	3,705,244
The Boeing Co.	69,728	24,555,413
The Timken Co.	24,138	1,141,727
TransDigm Group, Inc.	7,016	2,344,116
Trinity Industries, Inc.	55,116	1,900,951
United Rentals, Inc. *	19,007	3,032,947
United Technologies Corp.	183,156	22,861,532
Valmont Industries, Inc.	6,255	914,168
W.W. Grainger, Inc.	19,008	5,873,282
WABCO Holdings, Inc. *	7,570	915,440
Wabtec Corp.	13,248	1,291,812
Watsco, Inc.	5,751	1,058,299

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WESCO International, Inc. *	23,674	1,405,052
Xylem, Inc.	21,205	1,492,832
		337,225,231

Commercial & Professional Services 0.5%
ABM Industries, Inc.	21,786	620,029
Cintas Corp.	13,972	2,546,397
Equifax, Inc.	11,251	1,282,164
LSC Communications, Inc.	61,884	783,451
ManpowerGroup, Inc.	31,756	2,858,040
Nielsen Holdings plc	63,193	1,906,533
Pitney Bowes, Inc.	96,071	855,032
Republic Services, Inc.	40,818	2,752,358
Robert Half International, Inc.	32,947	2,098,065
The Dun & Bradstreet Corp.	9,251	1,136,115
Waste Management, Inc.	74,232	6,139,729
		22,977,913

Consumer Durables & Apparel 1.4%
Carter's, Inc.	9,643	1,051,183
D.R. Horton, Inc.	41,581	1,755,134
Fossil Group, Inc. *	149,411	3,269,113
Garmin Ltd.	24,084	1,447,208
Hanesbrands, Inc.	55,604	1,013,661
Hasbro, Inc.	18,120	1,571,910
Leggett & Platt, Inc.	30,097	1,243,006
Lennar Corp., Class A	28,326	1,465,587
Mattel, Inc.	166,823	2,589,093
Michael Kors Holdings Ltd. *	43,578	2,500,941
Mohawk Industries, Inc. *	6,489	1,324,016
Newell Brands, Inc.	40,178	947,397
NIKE, Inc., Class B	200,512	14,396,762
NVR, Inc. *	576	1,722,551
Polaris Industries, Inc.	15,555	1,740,604
PulteGroup, Inc.	62,066	1,877,496
PVH Corp.	14,042	2,246,720
Ralph Lauren Corp.	28,366	3,817,496
Tapestry, Inc.	78,516	3,432,720
Tupperware Brands Corp.	15,729	663,135
VF Corp.	64,787	5,258,113
Whirlpool Corp.	20,697	2,995,891
		58,329,737

Consumer Services 1.7%
Adtalem Global Education, Inc. *	24,112	1,151,348
Aramark	44,532	1,728,732
Brinker International, Inc.	27,053	1,183,028
Carnival Corp.	74,394	4,633,258
Chipotle Mexican Grill, Inc. *	4,409	1,896,663
Darden Restaurants, Inc.	23,251	2,032,370
H&R Block, Inc.	52,969	1,453,999
International Game Technology plc	39,676	997,455
Las Vegas Sands Corp.	62,327	5,024,179
Marriott International, Inc., Class A	28,437	3,849,232
McDonald's Corp.	148,978	23,837,970
MGM Resorts International	64,404	2,025,506
Royal Caribbean Cruises Ltd.	19,154	2,010,787
Service Corp. International	26,174	960,324
Starbucks Corp.	123,067	6,974,207
The Wendy's Co.	62,362	1,004,652
Wyndham Worldwide Corp.	25,674	2,784,088
Wynn Resorts Ltd.	14,071	2,758,057
Yum China Holdings, Inc.	48,699	1,913,871
Yum! Brands, Inc.	53,848	4,379,458
		72,599,184

Security	Number of Shares	Value ($)
Diversified Financials 4.7%
Affiliated Managers Group, Inc.	5,114	814,456
AGNC Investment Corp.	66,491	1,251,361
Ally Financial, Inc.	232,137	5,954,314
American Express Co.	176,644	17,364,105
Ameriprise Financial, Inc.	38,466	5,332,542
Annaly Capital Management, Inc.	189,288	1,974,274
Berkshire Hathaway, Inc., Class B *	251,370	48,144,896
BlackRock, Inc.	12,894	6,888,362
Capital One Financial Corp.	136,459	12,827,146
CME Group, Inc.	25,722	4,190,114
Discover Financial Services	110,789	8,182,875
Franklin Resources, Inc.	101,010	3,390,906
Intercontinental Exchange, Inc.	24,671	1,748,927
Invesco Ltd.	84,071	2,296,820
Jefferies Financial Group, Inc.	55,498	1,214,296
Legg Mason, Inc.	39,414	1,468,960
LPL Financial Holdings, Inc.	24,233	1,666,503
Moody's Corp.	16,858	2,875,469
Morgan Stanley	111,993	5,615,329
MSCI, Inc.	8,342	1,356,159
Nasdaq, Inc.	12,851	1,180,493
Navient Corp.	229,627	3,171,149
Northern Trust Corp.	21,756	2,230,425
Raymond James Financial, Inc.	10,735	1,036,572
S&P Global, Inc.	19,653	3,881,467
Santander Consumer USA Holdings, Inc.	78,366	1,403,535
SEI Investments Co.	15,154	966,522
SLM Corp. *	141,051	1,612,213
State Street Corp.	56,321	5,413,011
Synchrony Financial	181,621	6,289,535
T. Rowe Price Group, Inc.	47,434	5,759,436
TD Ameritrade Holding Corp.	25,744	1,524,045
The Bank of New York Mellon Corp.	141,881	7,767,985
The Charles Schwab Corp. (a)	48,224	2,682,219
The Goldman Sachs Group, Inc.	80,262	18,129,580
Voya Financial, Inc.	55,576	2,886,617
Waddell & Reed Financial, Inc., Class A	51,750	1,003,950
		201,496,568

Energy 15.1%
Anadarko Petroleum Corp.	122,860	8,575,628
Andeavor	72,749	10,507,138
Apache Corp.	139,715	5,588,600
Apergy Corp. *	18,850	814,132
Baker Hughes a GE Co.	229,371	7,933,943
Cabot Oil & Gas Corp.	41,637	951,405
Chesapeake Energy Corp. *(b)	420,375	1,879,076
Chevron Corp.	844,481	104,968,988
CNX Resources Corp. *	67,876	1,096,876
Concho Resources, Inc. *	9,617	1,320,510
ConocoPhillips	659,306	44,430,631
CONSOL Energy, Inc. *	5,092	224,354
Delek US Holdings, Inc.	61,034	3,404,477
Devon Energy Corp.	101,435	4,216,653
Diamond Offshore Drilling, Inc. *(b)	78,209	1,420,275
Ensco plc, Class A	513,735	3,339,277
EOG Resources, Inc.	66,712	7,859,341
EQT Corp.	21,900	1,128,726
Exxon Mobil Corp.	2,047,203	166,314,772
Halliburton Co.	254,519	12,659,775
Helmerich & Payne, Inc.	39,231	2,604,154
Hess Corp.	210,141	12,696,719
HollyFrontier Corp.	188,311	14,533,843
Kinder Morgan, Inc.	455,966	7,605,513
Marathon Oil Corp.	583,029	12,494,311
Marathon Petroleum Corp.	293,003	23,156,027

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Murphy Oil Corp.	148,630	4,570,372
Nabors Industries Ltd.	321,393	2,400,806
National Oilwell Varco, Inc.	240,436	9,958,859
Noble Corp. plc *	507,513	2,821,772
Noble Energy, Inc.	101,602	3,627,191
Occidental Petroleum Corp.	252,263	21,240,545
Oceaneering International, Inc.	70,817	1,687,569
ONEOK, Inc.	35,497	2,419,476
Patterson-UTI Energy, Inc.	72,958	1,508,771
PBF Energy, Inc., Class A	75,408	3,557,749
Peabody Energy Corp.	38,648	1,672,299
Phillips 66	292,326	34,053,056
Pioneer Natural Resources Co.	12,535	2,420,509
QEP Resources, Inc. *	151,362	1,829,967
Schlumberger Ltd.	372,009	25,545,858
SM Energy Co.	59,934	1,570,271
Superior Energy Services, Inc. *	129,389	1,414,222
Targa Resources Corp.	22,461	1,092,278
The Williams Cos., Inc.	159,352	4,280,195
Transocean Ltd. *	346,944	4,388,842
Valero Energy Corp.	348,490	42,236,988
Weatherford International plc *	719,151	2,437,922
Whiting Petroleum Corp. *	39,266	2,058,324
World Fuel Services Corp.	178,511	3,727,310
		644,246,295

Food & Staples Retailing 2.7%
Casey's General Stores, Inc.	11,554	1,118,427
Costco Wholesale Corp.	110,397	21,885,101
Rite Aid Corp. *	523,318	837,309
Sysco Corp.	135,391	8,804,477
The Kroger Co.	500,253	12,171,155
United Natural Foods, Inc. *	32,457	1,479,390
US Foods Holding Corp. *	41,897	1,494,885
Walgreens Boots Alliance, Inc.	223,874	13,967,499
Walmart, Inc.	668,965	55,216,371
		116,974,614

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	250,779	13,978,421
Archer-Daniels-Midland Co.	396,873	17,351,288
Brown-Forman Corp., Class B	37,249	2,106,803
Bunge Ltd.	116,564	8,107,026
Campbell Soup Co.	30,936	1,040,687
ConAgra Brands, Inc.	68,029	2,521,155
Constellation Brands, Inc., Class A	8,467	1,888,818
Dr. Pepper Snapple Group, Inc.	32,832	3,916,858
General Mills, Inc.	138,103	5,840,376
Hormel Foods Corp.	50,004	1,794,644
Ingredion, Inc.	15,397	1,715,072
Kellogg Co.	47,039	3,028,841
Lamb Weston Holdings, Inc.	21,319	1,359,086
McCormick & Co., Inc. Non-Voting Shares	15,167	1,531,867
Molson Coors Brewing Co., Class B	21,277	1,311,727
Mondelez International, Inc., Class A	327,362	12,855,506
Monster Beverage Corp. *	17,437	892,077
PepsiCo, Inc.	240,223	24,082,356
Philip Morris International, Inc.	273,733	21,772,723
The Coca-Cola Co.	624,518	26,854,274
The Hershey Co.	18,885	1,700,405
The J.M. Smucker Co.	25,415	2,732,113
The Kraft Heinz Co.	67,311	3,869,036
Tyson Foods, Inc., Class A	82,062	5,536,723
		167,787,882

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.0%
Abbott Laboratories	204,164	12,562,211
Aetna, Inc.	68,216	12,014,884
AmerisourceBergen Corp.	25,702	2,111,162
Anthem, Inc.	90,376	20,011,054
Baxter International, Inc.	56,374	3,993,534
Becton Dickinson & Co.	27,623	6,120,981
Boston Scientific Corp. *	66,759	2,028,806
Cardinal Health, Inc.	165,244	8,607,560
Centene Corp. *	17,669	2,070,100
Cerner Corp. *	21,447	1,279,957
Cigna Corp.	25,768	4,364,326
Community Health Systems, Inc. *	294,294	1,203,662
CVS Health Corp.	499,473	31,661,594
Danaher Corp.	55,737	5,533,569
DaVita, Inc. *	33,799	2,259,125
DENTSPLY SIRONA, Inc.	18,537	812,106
Edwards Lifesciences Corp. *	12,282	1,686,441
Express Scripts Holding Co. *	318,630	24,155,340
HCA Healthcare, Inc.	78,407	8,086,898
Henry Schein, Inc. *	33,972	2,350,862
Humana, Inc.	38,042	11,069,461
Intuitive Surgical, Inc. *	5,312	2,441,767
Laboratory Corp. of America Holdings *	12,063	2,178,457
LifePoint Health, Inc. *	21,854	1,154,984
Magellan Health, Inc. *	12,790	1,169,646
McKesson Corp.	75,688	10,743,155
MEDNAX, Inc. *	19,848	910,031
Medtronic plc	174,823	15,090,721
Owens & Minor, Inc.	71,045	1,158,034
Patterson Cos., Inc.	35,806	749,062
Quest Diagnostics, Inc.	33,903	3,611,687
ResMed, Inc.	14,776	1,519,121
Stryker Corp.	29,822	5,189,624
Tenet Healthcare Corp. *	80,633	2,856,827
UnitedHealth Group, Inc.	151,046	36,479,120
Universal Health Services, Inc., Class B	19,179	2,205,201
Varian Medical Systems, Inc. *	13,860	1,633,678
WellCare Health Plans, Inc. *	7,675	1,701,317
Zimmer Biomet Holdings, Inc.	24,472	2,728,873
		257,504,938

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	37,325	1,752,409
Colgate-Palmolive Co.	122,450	7,725,370
Herbalife Nutrition Ltd. *	33,588	1,705,263
Kimberly-Clark Corp.	43,225	4,359,241
Nu Skin Enterprises, Inc., Class A	17,219	1,410,064
The Clorox Co.	15,842	1,914,189
The Estee Lauder Cos., Inc., Class A	24,132	3,606,286
The Procter & Gamble Co.	538,495	39,401,679
		61,874,501

Insurance 3.5%
Aflac, Inc.	187,020	8,427,121
Alleghany Corp.	2,615	1,492,014
American Financial Group, Inc.	12,222	1,342,953
American International Group, Inc.	432,061	22,808,500
Aon plc	43,617	6,100,710
Arch Capital Group Ltd. *	13,965	1,095,554
Arthur J. Gallagher & Co.	19,760	1,309,693
Assurant, Inc.	21,496	2,006,652
Assured Guaranty Ltd.	42,403	1,504,883
Axis Capital Holdings Ltd.	31,246	1,776,335
Brighthouse Financial, Inc. *	13,058	615,162
Chubb Ltd.	48,759	6,372,314

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cincinnati Financial Corp.	21,644	1,501,444
CNO Financial Group, Inc.	60,950	1,220,219
Everest Re Group Ltd.	10,624	2,393,481
First American Financial Corp.	21,372	1,113,054
FNF Group	50,860	1,879,786
Genworth Financial, Inc., Class A *	462,743	1,591,836
Lincoln National Corp.	44,165	2,927,698
Loews Corp.	88,493	4,324,653
Markel Corp. *	980	1,075,138
Marsh & McLennan Cos., Inc.	67,705	5,441,451
MetLife, Inc.	182,888	8,411,019
Old Republic International Corp.	50,439	1,058,210
Principal Financial Group, Inc.	39,787	2,220,115
Prudential Financial, Inc.	70,780	6,854,335
Reinsurance Group of America, Inc.	12,964	1,937,340
RenaissanceRe Holdings Ltd.	11,288	1,385,828
The Allstate Corp.	96,496	9,020,446
The Hartford Financial Services Group, Inc.	101,615	5,317,513
The Progressive Corp.	107,626	6,682,498
The Travelers Cos., Inc.	126,384	16,242,872
Torchmark Corp.	20,807	1,765,058
Unum Group	40,684	1,578,946
Validus Holdings Ltd.	18,758	1,271,042
W.R. Berkley Corp.	21,053	1,609,923
White Mountains Insurance Group Ltd.	1,236	1,114,971
Willis Towers Watson plc	6,250	944,688
XL Group Ltd.	57,818	3,213,524
		148,948,979

Materials 3.9%
Air Products & Chemicals, Inc.	27,678	4,467,506
Albemarle Corp.	11,941	1,116,125
Alcoa Corp. *	103,273	4,964,333
Allegheny Technologies, Inc. *	45,179	1,288,505
Ashland Global Holdings, Inc.	31,948	2,482,999
Avery Dennison Corp.	16,222	1,703,797
Ball Corp.	50,329	1,859,657
Bemis Co., Inc.	34,674	1,466,710
Celanese Corp., Series A	18,047	2,037,867
CF Industries Holdings, Inc.	102,368	4,211,420
Cleveland-Cliffs, Inc. *	161,810	1,368,913
Commercial Metals Co.	64,536	1,525,631
Crown Holdings, Inc. *	18,315	793,772
Domtar Corp.	46,629	2,241,456
DowDuPont, Inc.	387,017	24,811,660
Eastman Chemical Co.	32,223	3,361,181
Ecolab, Inc.	27,960	3,987,376
FMC Corp.	14,585	1,270,208
Freeport-McMoRan, Inc.	501,696	8,478,662
Graphic Packaging Holding Co.	72,431	1,048,801
Huntsman Corp.	50,693	1,620,655
International Flavors & Fragrances, Inc.	9,280	1,133,366
International Paper Co.	104,659	5,599,256
LyondellBasell Industries N.V., Class A	160,636	18,010,508
Martin Marietta Materials, Inc.	5,861	1,306,241
Monsanto Co.	84,358	10,752,271
Newmont Mining Corp.	102,835	4,003,367
Nucor Corp.	98,626	6,330,803
Owens-Illinois, Inc. *	54,978	1,022,591
Packaging Corp. of America	12,982	1,525,385
PPG Industries, Inc.	48,719	4,916,721
Praxair, Inc.	47,723	7,457,196
Reliance Steel & Aluminum Co.	32,099	3,003,503
RPM International, Inc.	21,475	1,063,012
Sealed Air Corp.	27,952	1,217,589
Sonoco Products Co.	25,495	1,303,559
Steel Dynamics, Inc.	44,912	2,220,000
The Chemours Co.	35,407	1,734,589
Security	Number of Shares	Value ($)
The Mosaic Co.	275,061	7,561,427
The Sherwin-Williams Co.	5,360	2,032,780
United States Steel Corp.	68,890	2,539,974
Vulcan Materials Co.	9,213	1,176,869
WestRock Co.	46,369	2,730,207
		164,748,448

Media 2.7%
CBS Corp., Class B Non-Voting Shares	122,606	6,175,664
Charter Communications, Inc., Class A *	5,908	1,542,224
Comcast Corp., Class A	775,244	24,172,108
Discovery Communications, Inc., Class A *	83,174	1,754,140
Discovery Communications, Inc., Class C *	145,049	2,867,619
DISH Network Corp., Class A *	32,009	945,866
News Corp., Class A	105,641	1,587,784
News Corp., Class B	35,338	545,972
Omnicom Group, Inc.	59,269	4,272,109
TEGNA, Inc.	66,571	690,341
The Interpublic Group of Cos., Inc.	68,986	1,559,084
The Walt Disney Co.	288,308	28,677,997
Time Warner, Inc.	188,191	17,720,064
Tribune Media Co., Class A	23,481	842,498
Twenty-First Century Fox, Inc., Class A	276,785	10,670,062
Twenty-First Century Fox, Inc., Class B	119,321	4,554,483
Viacom, Inc., Class B	309,588	8,389,835
		116,967,850

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	152,888	15,126,739
Agilent Technologies, Inc.	32,840	2,033,453
Allergan plc	13,250	1,998,100
Amgen, Inc.	100,601	18,069,952
Biogen, Inc. *	16,790	4,935,588
Bristol-Myers Squibb Co.	175,860	9,253,753
Celgene Corp. *	61,840	4,865,571
Eli Lilly & Co.	134,910	11,472,746
Gilead Sciences, Inc.	225,821	15,220,335
Johnson & Johnson	357,184	42,726,350
Merck & Co., Inc.	608,857	36,245,257
Mettler-Toledo International, Inc. *	2,139	1,178,033
Mylan N.V. *	66,676	2,564,359
Perrigo Co., plc	18,628	1,362,825
Pfizer, Inc.	1,574,028	56,554,826
Thermo Fisher Scientific, Inc.	29,099	6,060,449
United Therapeutics Corp. *	7,780	829,192
Waters Corp. *	7,180	1,383,012
Zoetis, Inc.	22,033	1,844,162
		233,724,702

Real Estate 1.3%
American Tower Corp.	18,695	2,586,827
AvalonBay Communities, Inc.	9,724	1,609,711
Boston Properties, Inc.	19,413	2,363,921
Brixmor Property Group, Inc.	58,804	933,808
CBRE Group, Inc., Class A *	32,943	1,521,637
CoreCivic, Inc.	51,194	1,101,695
Crown Castle International Corp.	21,563	2,245,787
Digital Realty Trust, Inc.	17,090	1,836,833
Duke Realty Corp.	35,276	991,961
Equinix, Inc.	2,607	1,034,588
Equity Residential	40,559	2,595,370
Essex Property Trust, Inc.	3,752	896,841
GGP, Inc.	79,183	1,605,831
HCP, Inc.	85,643	2,052,863
Hospitality Properties Trust	46,479	1,345,567
Host Hotels & Resorts, Inc.	154,979	3,352,196

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Iron Mountain, Inc.	61,056	2,032,554
JBG SMITH Properties	8,508	313,860
Jones Lang LaSalle, Inc.	8,627	1,412,758
Kimco Realty Corp.	61,049	943,818
Prologis, Inc.	37,063	2,385,004
Public Storage	10,166	2,153,565
Realogy Holdings Corp.	36,251	862,411
Simon Property Group, Inc.	31,629	5,067,598
SL Green Realty Corp.	10,491	1,023,082
The Macerich Co.	19,671	1,094,298
Ventas, Inc.	45,899	2,508,839
Vornado Realty Trust	23,108	1,610,859
Welltower, Inc.	48,746	2,810,207
Weyerhaeuser Co.	84,888	3,168,869
		55,463,158

Retailing 5.2%
Abercrombie & Fitch Co., Class A	96,991	2,313,235
Advance Auto Parts, Inc.	13,761	1,769,940
Amazon.com, Inc. *	6,966	11,351,933
American Eagle Outfitters, Inc.	90,498	2,009,056
Ascena Retail Group, Inc. *	386,328	1,259,429
AutoNation, Inc. *	29,688	1,355,554
AutoZone, Inc. *	2,839	1,843,419
Bed Bath & Beyond, Inc.	207,739	3,772,540
Best Buy Co., Inc.	112,315	7,665,499
Big Lots, Inc.	29,280	1,197,845
Booking Holdings, Inc. *	2,891	6,096,888
CarMax, Inc. *	40,446	2,787,538
Chico's FAS, Inc.	121,749	1,029,996
Core-Mark Holding Co., Inc.	55,355	1,080,530
Dick's Sporting Goods, Inc.	51,454	1,883,216
Dillard's, Inc., Class A (b)	20,352	1,657,263
Dollar General Corp.	77,295	6,761,767
Dollar Tree, Inc. *	30,153	2,490,336
Expedia Group, Inc.	11,088	1,341,981
Foot Locker, Inc.	62,795	3,389,046
GameStop Corp., Class A (b)	145,438	1,919,782
Genuine Parts Co.	41,838	3,798,472
GNC Holdings, Inc., Class A *(b)	201,224	643,917
Group 1 Automotive, Inc.	13,214	928,416
Kohl's Corp.	168,904	11,274,342
L Brands, Inc.	77,228	2,618,801
LKQ Corp. *	42,942	1,364,267
Lowe's Cos., Inc.	231,846	22,027,688
Macy's, Inc.	246,582	8,608,178
Murphy USA, Inc. *	38,787	2,589,420
Nordstrom, Inc.	68,898	3,378,069
O'Reilly Automotive, Inc. *	16,151	4,351,241
Office Depot, Inc.	417,422	985,116
Qurate Retail, Inc. *	167,325	3,401,717
Ross Stores, Inc.	49,527	3,906,690
Sally Beauty Holdings, Inc. *	51,003	772,185
Signet Jewelers Ltd.	29,251	1,257,793
Target Corp.	323,573	23,585,236
The Gap, Inc.	144,309	4,037,766
The Home Depot, Inc.	183,869	34,300,762
The TJX Cos., Inc.	133,649	12,071,178
Tiffany & Co.	17,747	2,320,953
Tractor Supply Co.	33,593	2,496,296
Urban Outfitters, Inc. *	48,174	2,001,148
Williams-Sonoma, Inc.	31,489	1,743,546
		219,439,990

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	27,747	2,696,453
Applied Materials, Inc.	104,859	5,324,740
Broadcom, Inc.	7,821	1,971,439
First Solar, Inc. *	19,718	1,333,134
Intel Corp.	1,259,983	69,551,062
KLA-Tencor Corp.	29,353	3,323,640
Lam Research Corp.	13,709	2,716,850
Marvell Technology Group Ltd.	107,878	2,323,692
Maxim Integrated Products, Inc.	38,768	2,273,743
Microchip Technology, Inc.	15,486	1,508,027
Micron Technology, Inc. *	145,466	8,377,387
NVIDIA Corp.	13,996	3,529,651
NXP Semiconductor N.V. *	17,600	2,006,400
ON Semiconductor Corp. *	55,549	1,395,946
Qorvo, Inc. *	32,004	2,568,321
QUALCOMM, Inc.	357,996	20,806,728
Skyworks Solutions, Inc.	12,921	1,274,140
Texas Instruments, Inc.	129,729	14,517,972
Xilinx, Inc.	29,959	2,040,508
		149,539,833

Software & Services 7.3%
Accenture plc, Class A	90,389	14,077,183
Activision Blizzard, Inc.	78,134	5,540,482
Adobe Systems, Inc. *	14,146	3,526,315
Akamai Technologies, Inc. *	22,299	1,680,899
Alliance Data Systems Corp.	7,554	1,592,534
Alphabet, Inc., Class A *	14,231	15,654,100
Alphabet, Inc., Class C *	14,349	15,568,521
Amdocs Ltd.	33,337	2,248,914
Autodesk, Inc. *	8,669	1,119,168
Automatic Data Processing, Inc.	45,063	5,859,091
Booz Allen Hamilton Holding Corp.	35,553	1,603,085
Broadridge Financial Solutions, Inc.	13,487	1,557,074
CA, Inc.	88,908	3,177,572
CACI International, Inc., Class A *	7,601	1,266,707
Cars.com, Inc. *	21,631	555,484
Citrix Systems, Inc. *	18,825	1,988,296
Cognizant Technology Solutions Corp., Class A	57,724	4,349,503
eBay, Inc. *	107,941	4,071,534
Electronic Arts, Inc. *	16,226	2,124,146
Facebook, Inc., Class A *	32,418	6,217,124
Fidelity National Information Services, Inc.	35,984	3,678,284
First Data Corp., Class A *	58,192	1,105,648
Fiserv, Inc. *	53,045	3,851,067
Global Payments, Inc.	11,154	1,239,879
IAC/InterActiveCorp *	9,531	1,478,639
International Business Machines Corp.	325,646	46,017,036
Intuit, Inc.	24,773	4,994,237
Leidos Holdings, Inc.	26,300	1,579,578
MasterCard, Inc., Class A	61,396	11,672,607
Microsoft Corp.	845,732	83,592,151
Oracle Corp.	556,080	25,980,058
Paychex, Inc.	34,793	2,281,725
PayPal Holdings, Inc. *	37,398	3,069,254
Symantec Corp.	188,092	3,908,552
Teradata Corp. *	47,364	1,888,403
The Western Union Co.	163,746	3,256,908
Total System Services, Inc.	16,940	1,443,119
Visa, Inc., Class A	113,150	14,790,968
		309,605,845

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	29,995	2,607,465
Anixter International, Inc. *	13,134	804,458
Apple, Inc.	779,096	145,589,670
Arrow Electronics, Inc. *	46,439	3,442,059
Avnet, Inc.	118,936	4,533,840
CDW Corp.	19,261	1,541,843
Cisco Systems, Inc.	869,807	37,149,457
CommScope Holding Co., Inc. *	27,140	795,745
Corning, Inc.	265,233	7,206,381
F5 Networks, Inc. *	10,600	1,834,966
FLIR Systems, Inc.	23,386	1,260,505
Hewlett Packard Enterprise Co.	524,807	7,998,059
HP, Inc.	539,389	11,882,740
Jabil, Inc.	88,308	2,497,350
Juniper Networks, Inc.	121,282	3,230,952
Keysight Technologies, Inc. *	22,277	1,308,551
Motorola Solutions, Inc.	68,048	7,304,272
NCR Corp. *	26,897	809,600
NetApp, Inc.	66,481	4,541,982
Sanmina Corp. *	33,238	957,254
SYNNEX Corp.	10,687	1,141,585
Tech Data Corp. *	30,784	2,672,359
Western Digital Corp.	71,420	5,964,284
Xerox Corp.	119,482	3,247,521
		260,322,898

Telecommunication Services 3.0%
AT&T, Inc.	1,793,141	57,954,317
CenturyLink, Inc.	701,395	12,779,417
Frontier Communications Corp. (b)	322,709	2,397,728
Sprint Corp. *	174,166	895,213
T-Mobile US, Inc. *	29,074	1,619,422
Telephone & Data Systems, Inc.	58,281	1,489,080
Verizon Communications, Inc.	1,066,790	50,853,879
Windstream Holdings, Inc.	104,543	576,031
		128,565,087

Transportation 2.3%
Alaska Air Group, Inc.	24,582	1,494,832
American Airlines Group, Inc.	114,282	4,975,838
Avis Budget Group, Inc. *	60,317	2,351,760
C.H. Robinson Worldwide, Inc.	39,548	3,440,676
CSX Corp.	145,918	9,433,599
Delta Air Lines, Inc.	35,284	1,907,100
Expeditors International of Washington, Inc.	46,867	3,490,654
FedEx Corp.	58,489	14,570,780
Hertz Global Holdings, Inc. *	155,632	2,348,487
J.B. Hunt Transport Services, Inc.	14,154	1,813,127
JetBlue Airways Corp. *	71,340	1,347,613
Kansas City Southern	14,893	1,595,785
Kirby Corp. *	15,169	1,375,828
Norfolk Southern Corp.	55,553	8,424,613
Old Dominion Freight Line, Inc.	8,580	1,338,137
Ryder System, Inc.	24,352	1,633,532
Southwest Airlines Co.	25,403	1,297,585
Union Pacific Corp.	158,328	22,602,905
United Continental Holdings, Inc. *	21,899	1,523,951
United Parcel Service, Inc., Class B	89,407	10,381,941
		97,348,743

Utilities 3.6%
AES Corp.	484,460	6,176,865
Alliant Energy Corp.	37,412	1,549,605
Ameren Corp.	55,849	3,305,702
Security	Number of Shares	Value ($)
American Electric Power Co., Inc.	110,977	7,540,887
American Water Works Co., Inc.	23,525	1,955,869
Atmos Energy Corp.	16,842	1,502,475
CenterPoint Energy, Inc.	108,496	2,835,000
CMS Energy Corp.	52,769	2,434,234
Consolidated Edison, Inc.	68,115	5,226,464
Dominion Energy, Inc.	94,437	6,061,911
DTE Energy Co.	37,386	3,829,448
Duke Energy Corp.	160,167	12,358,486
Edison International	68,952	4,286,056
Entergy Corp.	61,987	5,015,368
Eversource Energy	55,983	3,195,510
Exelon Corp.	300,188	12,424,781
FirstEnergy Corp.	185,227	6,375,513
Great Plains Energy, Inc.	42,020	1,426,159
MDU Resources Group, Inc.	48,404	1,345,631
National Fuel Gas Co.	16,858	887,405
NextEra Energy, Inc.	62,461	10,356,658
NiSource, Inc.	48,352	1,223,306
NRG Energy, Inc.	99,076	3,391,372
OGE Energy Corp.	44,041	1,542,316
PG&E Corp.	121,839	5,279,284
Pinnacle West Capital Corp.	23,666	1,884,050
PPL Corp.	170,368	4,654,454
Public Service Enterprise Group, Inc.	130,256	6,900,963
SCANA Corp.	44,160	1,603,008
Sempra Energy	42,574	4,535,408
The Southern Co.	221,693	9,954,016
UGI Corp.	37,010	1,867,895
Vectren Corp.	16,902	1,194,295
WEC Energy Group, Inc.	41,885	2,645,038
Westar Energy, Inc.	25,596	1,451,293
Xcel Energy, Inc.	100,687	4,583,272
		152,799,997
Total Common Stock
(Cost $3,744,563,401)		4,249,674,630

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (c)	3,264,895	3,264,895

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.67% (c)	8,638,063	8,638,063
Total Other Investment Companies
(Cost $11,902,958)		11,902,958

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/15/18	70	9,469,250	(55,310)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $8,208,527.
(c)	The rate shown is the 7-day yield.

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2018:
	Balance of Shares Held at 2/28/18	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	48,120	3,124	(3,020)	48,224	$113,413	$11,284	$4,757

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,249,674,630	$—	$—	$4,249,674,630
Other Investment Companies[1]	11,902,958	—	—	11,902,958
Liabilities
Futures Contracts[2]	(55,310)	—	—	(55,310)
Total	$4,261,522,278	$—	$—	$4,261,522,278
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	223,078	3,529,094
Cooper-Standard Holding, Inc. *	41,795	5,190,939
Dorman Products, Inc. *	31,609	2,039,413
Gentex Corp.	327,166	7,861,799
Gentherm, Inc. *	47,803	1,692,226
LCI Industries	30,689	2,691,425
Modine Manufacturing Co. *	122,316	2,201,688
Standard Motor Products, Inc.	48,287	2,184,987
Superior Industries International, Inc.	152,198	2,663,465
Tower International, Inc.	62,770	1,845,438
Winnebago Industries, Inc.	43,605	1,580,681
		33,481,155

Banks 5.9%
Associated Banc-Corp.	152,543	4,210,187
BancorpSouth Bank	55,329	1,853,522
Bank of Hawaii Corp.	47,894	4,067,637
Bank of the Ozarks, Inc.	38,679	1,838,800
BankUnited, Inc.	104,921	4,424,519
BOK Financial Corp.	28,865	2,913,922
Capitol Federal Financial, Inc.	170,816	2,244,522
Cathay General Bancorp	48,399	2,041,954
Chemical Financial Corp.	26,716	1,499,302
Columbia Banking System, Inc.	44,019	1,871,688
Commerce Bancshares, Inc.	85,337	5,511,063
Community Bank System, Inc.	32,393	1,939,693
Cullen/Frost Bankers, Inc.	46,257	5,283,937
CVB Financial Corp.	73,424	1,702,703
East West Bancorp, Inc.	106,603	7,406,776
F.N.B. Corp.	220,124	2,916,643
First Citizens BancShares, Inc., Class A	6,452	2,834,299
First Commonwealth Financial Corp.	100,865	1,582,572
First Financial Bancorp	69,030	2,170,994
First Financial Bankshares, Inc.	32,882	1,729,593
First Horizon National Corp.	168,499	3,123,971
First Midwest Bancorp, Inc.	57,231	1,503,458
First Republic Bank	67,036	6,676,786
Fulton Financial Corp.	229,201	3,999,557
Glacier Bancorp, Inc.	57,470	2,240,755
Great Western Bancorp, Inc.	47,258	2,059,976
Hancock Whitney Corp.	72,224	3,629,256
Home BancShares, Inc.	61,027	1,404,842
IBERIABANK Corp.	23,197	1,853,440
International Bancshares Corp.	60,134	2,597,789
Investors Bancorp, Inc.	159,133	2,122,834
MB Financial, Inc.	53,675	2,651,008
National Bank Holdings Corp., Class A	47,623	1,854,440
NBT Bancorp, Inc.	45,193	1,721,853
Northwest Bancshares, Inc.	157,131	2,708,938
Ocwen Financial Corp. *	733,578	3,205,736
OFG Bancorp	135,460	1,909,986
Security	Number of Shares	Value ($)
Old National Bancorp	138,297	2,482,431
PacWest Bancorp	70,818	3,757,603
Park National Corp.	17,078	1,960,896
Popular, Inc.	147,037	6,651,954
Prosperity Bancshares, Inc.	47,962	3,473,888
Provident Financial Services, Inc.	55,979	1,564,053
Radian Group, Inc.	162,197	2,578,932
Signature Bank *	22,774	2,903,457
SVB Financial Group *	23,436	7,315,079
Synovus Financial Corp.	102,563	5,549,684
TCF Financial Corp.	187,805	4,941,150
Texas Capital Bancshares, Inc. *	20,467	1,971,995
The Bank of NT Butterfield & Son Ltd.	35,469	1,693,645
Trustmark Corp.	80,138	2,578,039
UMB Financial Corp.	30,381	2,340,856
Umpqua Holdings Corp.	183,433	4,318,013
Union Bankshares Corp.	41,645	1,711,610
United Bankshares, Inc.	69,360	2,528,172
Valley National Bancorp	287,916	3,659,412
Washington Federal, Inc.	120,574	3,912,626
Webster Financial Corp.	70,321	4,507,576
Westamerica Bancorp	32,113	1,837,827
Western Alliance Bancorp *	24,206	1,458,654
Wintrust Financial Corp.	31,339	2,886,635
Zions Bancorp	124,680	6,833,711
		190,726,849

Capital Goods 12.0%
A.O. Smith Corp.	99,689	6,287,385
AAR Corp.	115,288	5,152,221
Actuant Corp., Class A	203,546	4,752,799
Acuity Brands, Inc.	34,390	4,066,618
Aegion Corp. *	98,910	2,541,987
Air Lease Corp.	84,511	3,753,134
Aircastle Ltd.	107,930	2,305,385
Alamo Group, Inc.	13,513	1,246,034
Albany International Corp., Class A	32,226	1,981,899
Allegion plc	38,318	2,928,645
Altra Industrial Motion Corp.	37,362	1,544,919
American Woodmark Corp. *	13,196	1,360,508
Apogee Enterprises, Inc.	43,904	1,916,410
Applied Industrial Technologies, Inc.	94,522	6,592,909
Armstrong Flooring, Inc. *	152,334	1,995,575
Armstrong World Industries, Inc. *	85,705	5,193,723
Astec Industries, Inc.	45,288	2,649,801
Atkore International Group, Inc. *	65,667	1,418,407
AZZ, Inc.	45,650	1,974,363
Babcock & Wilcox Enterprises, Inc. *	939,417	2,320,360
Barnes Group, Inc.	57,490	3,416,056
Beacon Roofing Supply, Inc. *	83,615	3,503,469
BMC Stock Holdings, Inc. *	68,158	1,387,015
Briggs & Stratton Corp.	148,188	2,734,069
BWX Technologies, Inc.	78,260	5,223,072
Chart Industries, Inc. *	56,310	3,628,053
CIRCOR International, Inc.	45,261	2,178,412
Colfax Corp. *	149,919	4,584,523

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Comfort Systems USA, Inc.	60,773	2,847,215
Crane Co.	62,507	5,194,957
Cubic Corp.	58,731	4,084,741
Curtiss-Wright Corp.	54,890	6,984,752
Dycom Industries, Inc. *	30,628	2,853,304
Encore Wire Corp.	70,477	3,411,087
EnerSys	94,081	7,518,013
EnPro Industries, Inc.	26,892	1,980,865
ESCO Technologies, Inc.	29,811	1,672,397
Esterline Technologies Corp. *	64,237	4,686,089
Federal Signal Corp.	96,805	2,312,671
Franklin Electric Co., Inc.	67,761	3,133,946
GATX Corp.	105,105	7,557,049
Generac Holdings, Inc. *	125,685	6,295,562
General Cable Corp.	182,796	5,419,901
Gibraltar Industries, Inc. *	42,746	1,694,879
Global Brass & Copper Holdings, Inc.	48,234	1,514,548
Graco, Inc.	140,857	6,394,908
Granite Construction, Inc.	74,269	4,223,678
Griffon Corp.	94,932	2,154,956
H&E Equipment Services, Inc.	92,975	3,214,146
Harsco Corp. *	206,649	5,062,900
HD Supply Holdings, Inc. *	134,257	5,468,288
HEICO Corp.	8,596	789,629
HEICO Corp., Class A	17,101	1,300,531
Herc Holdings, Inc. *	72,512	3,962,781
Hexcel Corp.	106,387	7,535,391
Hillenbrand, Inc.	84,409	3,937,680
Hyster-Yale Materials Handling, Inc.	36,762	2,452,025
ITT, Inc.	108,918	5,622,347
Kaman Corp.	54,236	3,838,282
Kennametal, Inc.	172,700	6,429,621
KLX, Inc. *	55,578	4,103,324
Lennox International, Inc.	27,955	5,683,531
Lindsay Corp.	23,253	2,288,560
Masonite International Corp. *	39,178	2,589,666
MasTec, Inc. *	105,273	4,910,985
Meritor, Inc. *	74,731	1,550,668
Moog, Inc., Class A	77,496	6,318,249
MRC Global, Inc. *	389,457	8,042,287
Mueller Industries, Inc.	215,462	6,506,952
Mueller Water Products, Inc., Class A	175,659	2,092,099
MYR Group, Inc. *	69,925	2,729,872
National Presto Industries, Inc.	15,531	1,753,450
NOW, Inc. *	596,012	8,379,929
Orbital ATK, Inc.	41,586	5,560,880
Primoris Services Corp.	91,380	2,382,277
Quanex Building Products Corp.	100,873	1,694,666
Raven Industries, Inc.	51,115	1,932,147
RBC Bearings, Inc. *	14,229	1,788,728
Rexnord Corp. *	133,729	3,902,212
Rush Enterprises, Inc., Class A *	90,802	3,907,210
Sensata Technologies Holding plc *	139,491	7,126,595
Simpson Manufacturing Co., Inc.	54,266	3,435,580
SPX Corp. *	76,789	2,630,791
SPX FLOW, Inc. *	121,463	5,292,143
Standex International Corp.	17,431	1,738,742
Teledyne Technologies, Inc. *	39,177	7,892,598
Tennant Co.	34,189	2,694,093
Textainer Group Holdings Ltd. *	105,762	1,792,666
The Greenbrier Cos., Inc.	74,968	3,725,910
The Middleby Corp. *	30,674	3,055,744
The Toro Co.	92,948	5,390,984
Titan International, Inc.	194,861	2,262,336
TriMas Corp. *	71,812	2,053,823
Triton International Ltd.	63,706	2,217,606
Triumph Group, Inc.	223,601	4,740,341
Tutor Perini Corp. *	159,031	3,148,814
Univar, Inc. *	130,783	3,566,452
Security	Number of Shares	Value ($)
Universal Forest Products, Inc.	158,254	5,820,582
USG Corp. *	74,686	3,097,975
Veritiv Corp. *	103,369	3,437,019
Wabash National Corp.	145,783	2,917,118
Watts Water Technologies, Inc., Class A	40,327	3,103,163
Welbilt, Inc. *	204,072	3,973,282
Woodward, Inc.	71,737	5,435,512
		388,854,451

Commercial & Professional Services 5.5%
ACCO Brands Corp.	227,322	2,932,454
ASGN, Inc. *	48,235	3,714,095
Brady Corp., Class A	77,090	3,006,510
CBIZ, Inc. *	89,026	1,838,387
Cimpress N.V. *	20,962	2,918,539
Clean Harbors, Inc. *	94,296	4,997,688
Copart, Inc. *	179,294	9,830,690
CoStar Group, Inc. *	5,363	2,044,483
Covanta Holding Corp.	303,983	4,954,923
Deluxe Corp.	83,360	5,546,774
Ennis, Inc.	81,782	1,492,522
Essendant, Inc.	607,756	8,502,506
Exponent, Inc.	21,318	2,095,559
FTI Consulting, Inc. *	111,916	6,937,673
Healthcare Services Group, Inc.	62,626	2,263,930
Herman Miller, Inc.	104,625	3,426,469
HNI Corp.	107,407	3,985,874
Huron Consulting Group, Inc. *	54,883	2,222,761
ICF International, Inc.	34,104	2,409,448
IHS Markit Ltd. *	123,768	6,099,287
Insperity, Inc.	48,618	4,472,856
Interface, Inc.	94,237	2,139,180
KAR Auction Services, Inc.	147,206	7,768,061
Kelly Services, Inc., Class A	233,674	5,236,634
Kforce, Inc.	110,523	3,719,099
Kimball International, Inc., Class B	84,767	1,377,464
Knoll, Inc.	83,972	1,696,234
Korn/Ferry International	57,434	3,140,491
Matthews International Corp., Class A	37,570	2,066,350
McGrath RentCorp	46,034	2,995,893
Mobile Mini, Inc.	52,529	2,395,322
MSA Safety, Inc.	34,890	3,244,770
Navigant Consulting, Inc. *	118,472	2,885,978
Quad/Graphics, Inc.	154,863	3,061,642
R.R. Donnelley & Sons Co.	768,153	4,793,275
Resources Connection, Inc.	148,766	2,476,954
Rollins, Inc.	50,348	2,505,820
Steelcase, Inc., Class A	292,348	4,209,811
Stericycle, Inc. *	86,565	5,496,877
Team, Inc. *	103,789	2,205,516
Tetra Tech, Inc.	96,709	5,314,160
The Brink's Co.	49,380	3,913,365
TransUnion	42,674	2,927,436
TrueBlue, Inc. *	114,750	2,960,550
UniFirst Corp.	22,755	4,041,288
Verisk Analytics, Inc. *	74,895	7,956,845
Viad Corp.	39,057	2,066,115
		178,288,558

Consumer Durables & Apparel 3.7%
American Outdoor Brands Corp. *	149,533	1,882,620
Brunswick Corp.	125,071	7,954,516
Callaway Golf Co.	95,880	1,815,967
Columbia Sportswear Co.	38,480	3,351,993
Crocs, Inc. *	235,736	4,205,530
Deckers Outdoor Corp. *	89,955	10,179,308
Ethan Allen Interiors, Inc.	65,247	1,530,042

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
G-III Apparel Group Ltd. *	142,081	5,953,194
GoPro, Inc., Class A *(a)	264,492	1,465,286
Helen of Troy Ltd. *	46,095	4,139,331
Iconix Brand Group, Inc. *(a)	1,122,433	718,357
iRobot Corp. *(a)	19,495	1,216,683
KB Home	87,311	2,299,772
La-Z-Boy, Inc.	131,717	4,109,570
Lululemon Athletica, Inc. *	83,764	8,799,408
M.D.C Holdings, Inc.	84,720	2,675,458
M/I Homes, Inc. *	48,084	1,335,774
Meritage Homes Corp. *	69,490	3,144,422
Movado Group, Inc.	51,773	2,542,054
Oxford Industries, Inc.	33,423	2,758,066
Skechers U.S.A., Inc., Class A *	129,918	3,775,417
Steven Madden Ltd.	113,881	6,018,611
Sturm Ruger & Co., Inc. (a)	48,439	2,966,889
Taylor Morrison Home Corp., Class A *	93,135	2,002,402
Tempur Sealy International, Inc. *	69,544	3,208,065
Toll Brothers, Inc.	115,687	4,568,480
TopBuild Corp. *	49,907	4,189,693
TRI Pointe Group, Inc. *	128,121	2,211,368
Under Armour, Inc., Class A *(a)	166,013	3,469,672
Under Armour, Inc., Class C *	174,320	3,298,134
Unifi, Inc. *	43,650	1,375,411
Universal Electronics, Inc. *	25,969	769,981
Vista Outdoor, Inc. *	267,569	4,532,619
Wolverine World Wide, Inc.	152,517	5,113,895
		119,577,988

Consumer Services 5.2%
American Public Education, Inc. *	56,344	2,400,254
Ascent Capital Group, Inc., Class A *	216,989	425,298
BJ's Restaurants, Inc.	56,860	3,184,160
Bloomin' Brands, Inc.	214,233	4,546,024
Boyd Gaming Corp.	67,820	2,560,205
Bright Horizons Family Solutions, Inc. *	32,888	3,328,266
Caesars Entertainment Corp. *	120,406	1,462,933
Capella Education Co.	28,250	2,682,338
Career Education Corp. *	220,464	3,392,941
Choice Hotels International, Inc.	39,102	3,141,846
Churchill Downs, Inc.	10,588	3,170,047
CorePoint Lodging, Inc. *	58,751	1,638,552
Cracker Barrel Old Country Store, Inc. (a)	28,420	4,453,698
Dave & Buster's Entertainment, Inc. *	26,572	1,106,458
Dine Brands Global, Inc.	58,194	3,692,409
Domino's Pizza, Inc.	34,878	8,771,119
Dunkin' Brands Group, Inc.	75,907	4,860,325
Extended Stay America, Inc.	264,582	5,569,451
Fiesta Restaurant Group, Inc. *	67,736	1,683,240
Graham Holdings Co., Class B	9,592	5,571,513
Grand Canyon Education, Inc. *	25,771	2,863,158
Hilton Grand Vacations, Inc. *	33,678	1,339,037
Hilton Worldwide Holdings, Inc.	97,672	7,883,107
Houghton Mifflin Harcourt Co. *	326,964	2,223,355
Hyatt Hotels Corp., Class A	50,786	4,150,740
ILG, Inc.	57,176	1,957,706
International Speedway Corp., Class A	38,543	1,607,243
Jack in the Box, Inc.	51,570	4,160,152
K12, Inc. *	110,025	1,775,804
Marriott Vacations Worldwide Corp.	25,614	3,079,827
Norwegian Cruise Line Holdings Ltd. *	102,309	5,354,853
Penn National Gaming, Inc. *	133,705	4,556,666
Pinnacle Entertainment, Inc. *	161,664	5,482,026
Red Robin Gourmet Burgers, Inc. *	43,809	2,205,783
Red Rock Resorts, Inc., Class A	72,018	2,480,300
Regis Corp. *	221,557	3,830,721
SeaWorld Entertainment, Inc. *(a)	293,945	5,217,524
ServiceMaster Global Holdings, Inc. *	65,734	3,756,041
Security	Number of Shares	Value ($)
Six Flags Entertainment Corp.	104,188	6,722,210
Sonic Corp.	65,069	1,579,875
Sotheby's *	60,885	3,337,716
Strayer Education, Inc.	26,672	2,915,250
Texas Roadhouse, Inc.	84,501	5,236,527
The Cheesecake Factory, Inc.	115,519	5,985,039
Vail Resorts, Inc.	16,626	4,003,375
Weight Watchers International, Inc. *	88,768	6,686,006
		168,031,118

Diversified Financials 4.1%
BGC Partners, Inc., Class A	178,706	2,047,971
Cannae Holdings, Inc. *	423,363	8,463,026
Capstead Mortgage Corp.	202,148	1,849,654
Cboe Global Markets, Inc.	53,006	5,171,265
Chimera Investment Corp.	264,682	4,872,796
Credit Acceptance Corp. *	13,464	4,752,927
CYS Investments, Inc.	263,709	1,930,350
Donnelley Financial Solutions, Inc. *	112,743	1,731,732
E*TRADE Financial Corp. *	136,491	8,646,705
Eaton Vance Corp.	119,541	6,431,306
Encore Capital Group, Inc. *	34,075	1,344,259
Enova International, Inc. *	98,793	3,319,445
Evercore, Inc., Class A	38,785	4,049,154
Exantas Capital Corp.	141,941	1,432,185
EZCORP, Inc., Class A *	205,377	2,546,675
FactSet Research Systems, Inc.	26,655	5,357,921
Federated Investors, Inc., Class B	171,999	4,174,416
FirstCash, Inc.	39,916	3,622,377
Greenhill & Co., Inc.	118,384	3,119,418
Invesco Mortgage Capital, Inc.	197,025	3,197,716
Lazard Ltd., Class A	119,548	6,149,549
MarketAxess Holdings, Inc.	9,375	2,002,969
MFA Financial, Inc.	545,965	4,247,608
Morningstar, Inc.	24,437	2,932,684
Nelnet, Inc., Class A	45,463	2,793,247
New Residential Investment Corp.	296,938	5,309,251
New York Mortgage Trust, Inc.	274,599	1,691,530
OneMain Holdings, Inc. *	77,800	2,530,834
PennyMac Mortgage Investment Trust	172,173	3,223,078
PRA Group, Inc. *	91,892	3,547,031
Redwood Trust, Inc.	149,250	2,441,730
Starwood Property Trust, Inc.	250,118	5,430,062
Stifel Financial Corp.	52,143	3,066,008
Two Harbors Investment Corp.	254,570	3,958,563
Western Asset Mortgage Capital Corp.	132,166	1,396,995
World Acceptance Corp. *	35,628	3,842,480
		132,624,917

Energy 6.0%
Antero Resources Corp. *	224,167	4,283,831
Archrock, Inc.	276,627	3,195,042
Basic Energy Services, Inc. *	72,155	953,168
Bristow Group, Inc.	356,744	4,220,282
California Resources Corp. *	301,178	11,065,280
CARBO Ceramics, Inc. *(a)	275,950	2,654,639
Cimarex Energy Co.	63,154	5,868,270
Cloud Peak Energy, Inc. *	936,601	3,390,496
Continental Resources, Inc. *	71,121	4,789,288
CVR Energy, Inc. (a)	117,366	4,428,219
Denbury Resources, Inc. *	2,087,231	8,870,732
Dril-Quip, Inc. *	97,159	4,668,490
Energen Corp. *	107,475	7,291,104
Exterran Corp. *	125,083	3,447,287
Forum Energy Technologies, Inc. *	207,819	2,940,639
Golar LNG Ltd.	74,098	1,925,066
Green Plains, Inc.	246,620	5,265,337

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Helix Energy Solutions Group, Inc. *	347,024	2,637,382
HighPoint Resources Corp. *	397,376	2,837,265
Kosmos Energy Ltd. *	243,399	1,891,210
Matrix Service Co. *	130,185	2,525,589
McDermott International, Inc. *	777,970	16,905,288
Newfield Exploration Co. *	104,453	3,054,206
Newpark Resources, Inc. *	307,724	3,338,805
Nordic American Tankers Ltd. (a)	544,287	1,289,960
Oasis Petroleum, Inc. *	424,935	5,536,903
Oil States International, Inc. *	259,983	9,203,398
Pacific Ethanol, Inc. *	338,712	1,134,685
PDC Energy, Inc. *	40,411	2,444,461
Pioneer Energy Services Corp. *	905,726	4,981,493
Range Resources Corp.	379,324	6,008,492
Renewable Energy Group, Inc. *	186,409	3,327,401
REX American Resources Corp. *	18,814	1,430,240
Rowan Cos. plc, Class A *	454,165	7,084,974
RPC, Inc. (a)	112,762	1,851,552
Scorpio Tankers, Inc.	567,007	1,644,320
SEACOR Holdings, Inc. *	59,072	3,085,331
SEACOR Marine Holdings, Inc. *	81,550	1,914,794
SemGroup Corp., Class A	113,220	2,864,466
Ship Finance International Ltd.	147,230	2,098,028
Southwestern Energy Co. *	490,912	2,322,014
Talos Energy, Inc. *	63,485	2,039,138
Teekay Corp. (a)	489,360	3,905,093
Unit Corp. *	159,801	3,490,054
US Silica Holdings, Inc.	56,780	1,756,205
W&T Offshore, Inc. *	792,801	5,430,687
WPX Energy, Inc. *	295,483	5,380,745
		192,671,349

Food & Staples Retailing 1.1%
Ingles Markets, Inc., Class A	110,293	3,165,409
Performance Food Group Co. *	176,318	6,303,368
PriceSmart, Inc.	41,877	3,544,888
SpartanNash Co.	252,925	6,262,423
Sprouts Farmers Market, Inc. *	196,463	4,263,247
SUPERVALU, Inc. *	218,086	4,032,410
The Andersons, Inc.	157,756	5,095,519
Weis Markets, Inc.	56,375	3,074,129
		35,741,393

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc. (a)	72,690	2,046,224
Cal-Maine Foods, Inc. *	86,106	4,137,393
Calavo Growers, Inc.	18,143	1,596,584
Darling Ingredients, Inc. *	304,247	5,716,801
Dean Foods Co.	414,908	3,970,670
Flowers Foods, Inc.	362,947	7,367,824
Fresh Del Monte Produce, Inc.	116,133	5,215,533
J&J Snack Foods Corp.	18,309	2,592,921
Lancaster Colony Corp.	27,019	3,407,096
Pilgrim's Pride Corp. *	128,706	2,508,480
Pinnacle Foods, Inc.	106,775	6,827,193
Post Holdings, Inc. *	24,645	1,894,461
Sanderson Farms, Inc.	50,906	4,982,679
The Boston Beer Co., Inc., Class A *	13,324	3,382,297
The Hain Celestial Group, Inc. *	108,761	2,775,581
TreeHouse Foods, Inc. *	99,326	4,758,709
Universal Corp.	103,356	6,836,999
Vector Group Ltd.	128,584	2,494,530
		72,511,975

Security	Number of Shares	Value ($)
Health Care Equipment & Services 4.2%
Acadia Healthcare Co., Inc. *	41,828	1,681,067
Align Technology, Inc. *	13,138	4,361,159
Allscripts Healthcare Solutions, Inc. *	242,147	3,063,160
Amedisys, Inc. *	31,598	2,412,507
AMN Healthcare Services, Inc. *	39,073	2,207,625
Analogic Corp.	24,267	2,029,935
athenahealth, Inc. *	10,851	1,632,750
Brookdale Senior Living, Inc. *	512,328	4,032,021
Chemed Corp.	21,702	7,074,852
CONMED Corp.	37,097	2,546,709
Diplomat Pharmacy, Inc. *	100,282	2,360,638
Encompass Health Corp.	108,321	7,013,785
Envision Healthcare Corp. *	96,511	4,138,392
Globus Medical, Inc., Class A *	42,271	2,348,154
Haemonetics Corp. *	47,183	4,262,984
Halyard Health, Inc. *	79,049	4,339,790
Hill-Rom Holdings, Inc.	56,002	5,152,184
HMS Holdings Corp. *	92,810	2,007,480
Hologic, Inc. *	129,753	4,916,341
IDEXX Laboratories, Inc. *	15,325	3,190,818
Integra LifeSciences Holdings Corp. *	26,513	1,711,149
Invacare Corp.	142,048	2,343,792
Kindred Healthcare, Inc. *	637,890	5,709,116
LHC Group, Inc. *	21,760	1,674,867
LivaNova plc *	23,368	2,197,760
Masimo Corp. *	25,513	2,527,063
Meridian Bioscience, Inc.	91,124	1,348,635
Molina Healthcare, Inc. *	76,898	6,530,947
NuVasive, Inc. *	25,712	1,317,997
Premier, Inc., Class A *	44,949	1,466,236
Quality Systems, Inc. *	112,250	1,975,600
Select Medical Holdings Corp. *	299,056	5,412,914
STERIS plc	64,756	6,724,263
Teleflex, Inc.	23,104	6,172,465
The Cooper Cos., Inc.	24,870	5,628,330
The Ensign Group, Inc.	74,928	2,743,114
Triple-S Management Corp., Class B *	145,825	5,344,486
West Pharmaceutical Services, Inc.	44,808	4,167,144
		135,768,229

Household & Personal Products 0.7%
Central Garden & Pet Co. *	14,262	582,317
Central Garden & Pet Co., Class A *	44,655	1,697,336
Coty, Inc., Class A	168,001	2,226,013
Edgewell Personal Care Co. *	100,037	4,373,618
Energizer Holdings, Inc.	63,251	3,841,866
HRG Group, Inc. *	168,848	2,140,993
Spectrum Brands Holdings, Inc.	23,442	1,868,093
USANA Health Sciences, Inc. *	21,513	2,517,021
WD-40 Co.	14,907	2,050,458
		21,297,715

Insurance 3.0%
Ambac Financial Group, Inc. *	166,291	3,081,372
American Equity Investment Life Holding Co.	178,861	6,338,834
American National Insurance Co.	14,549	1,731,331
AmTrust Financial Services, Inc.	203,284	2,715,874
Argo Group International Holdings Ltd.	56,079	3,406,799
Aspen Insurance Holdings Ltd.	138,246	5,999,876
Athene Holding Ltd., Class A *	33,479	1,495,507
Brown & Brown, Inc.	220,342	6,121,101
CNA Financial Corp.	40,225	1,889,771
Employers Holdings, Inc.	35,172	1,392,811
Erie Indemnity Co., Class A	57,208	6,465,076

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Horace Mann Educators Corp.	49,402	2,183,568
Infinity Property & Casualty Corp.	21,579	3,122,481
James River Group Holdings Ltd.	46,201	1,752,404
Kemper Corp.	82,807	6,413,402
Maiden Holdings Ltd.	249,491	2,183,046
MBIA, Inc. *(a)	414,363	3,389,489
Mercury General Corp.	61,696	2,906,499
Primerica, Inc.	76,268	7,500,958
ProAssurance Corp.	110,995	4,262,208
RLI Corp.	60,752	3,990,191
Safety Insurance Group, Inc.	24,188	2,080,168
Selective Insurance Group, Inc.	50,336	2,861,602
Stewart Information Services Corp.	68,650	2,896,344
The Hanover Insurance Group, Inc.	66,277	8,035,424
Universal Insurance Holdings, Inc.	54,829	1,954,654
		96,170,790

Materials 6.3%
A. Schulman, Inc.	75,038	3,282,913
AdvanSix, Inc. *	97,697	3,566,917
AK Steel Holding Corp. *	306,088	1,383,518
AptarGroup, Inc.	81,423	7,516,971
Axalta Coating Systems Ltd. *	178,942	5,566,886
Balchem Corp.	15,993	1,542,205
Berry Global Group, Inc. *	82,162	3,967,603
Boise Cascade Co.	140,733	6,712,964
Cabot Corp.	124,623	7,508,536
Carpenter Technology Corp.	118,213	7,085,687
Century Aluminum Co. *	114,889	2,035,833
Clearwater Paper Corp. *	88,143	2,119,839
Compass Minerals International, Inc.	66,154	4,326,472
Eagle Materials, Inc.	29,336	3,179,436
Ferro Corp. *	67,325	1,377,470
GCP Applied Technologies, Inc. *	124,106	3,927,955
Greif, Inc., Class A	93,230	5,436,241
H.B. Fuller Co.	77,995	4,020,642
Haynes International, Inc.	37,351	1,590,406
Hecla Mining Co.	365,899	1,375,780
Ingevity Corp. *	34,829	2,651,880
Innophos Holdings, Inc.	73,944	3,514,558
Innospec, Inc.	40,606	3,114,480
Kaiser Aluminum Corp.	37,024	4,082,266
KapStone Paper & Packaging Corp.	143,278	4,928,763
Kraton Corp. *	52,500	2,547,300
Louisiana-Pacific Corp.	111,921	3,265,855
Materion Corp.	66,770	3,642,304
Minerals Technologies, Inc.	40,681	2,969,713
Neenah, Inc.	23,655	1,919,603
NewMarket Corp.	12,743	4,897,007
Olin Corp.	173,242	5,600,914
Olympic Steel, Inc.	76,046	1,758,944
P.H. Glatfelter Co.	178,905	3,129,048
Platform Specialty Products Corp. *	198,340	2,391,980
PolyOne Corp.	158,268	6,634,595
Quaker Chemical Corp.	12,184	1,862,324
Rayonier Advanced Materials, Inc.	133,686	2,394,316
Royal Gold, Inc.	25,293	2,267,770
Schnitzer Steel Industries, Inc., Class A	173,839	5,415,085
Schweitzer-Mauduit International, Inc.	63,628	2,787,543
Sensient Technologies Corp.	70,342	4,730,500
Silgan Holdings, Inc.	179,422	4,883,867
Southern Copper Corp.	146,466	7,160,723
Stepan Co.	39,806	2,893,896
Summit Materials, Inc., Class A *	59,592	1,693,605
SunCoke Energy, Inc. *	203,561	2,756,216
The Scotts Miracle-Gro Co., Class A	55,286	4,706,497
TimkenSteel Corp. *	197,068	3,454,602
Trinseo S.A.	60,994	4,409,866
Security	Number of Shares	Value ($)
Tronox Ltd., Class A	148,616	2,730,076
W.R. Grace & Co.	68,208	4,883,011
Westlake Chemical Corp.	49,304	5,705,952
Worthington Industries, Inc.	96,942	4,648,369
		203,957,702

Media 1.9%
AMC Entertainment Holdings, Inc., Class A (a)	142,374	2,107,135
AMC Networks, Inc., Class A *	62,863	3,593,878
Cable One, Inc.	3,815	2,476,851
Cinemark Holdings, Inc.	177,852	6,006,062
Gannett Co., Inc.	691,435	7,308,468
John Wiley & Sons, Inc., Class A	76,231	5,168,462
Liberty Broadband Corp., Class A *	1,671	114,112
Liberty Broadband Corp., Class C *	12,994	894,897
Lions Gate Entertainment Corp., Class A	20,375	472,089
Lions Gate Entertainment Corp., Class B	38,194	833,775
Live Nation Entertainment, Inc. *	108,419	4,621,902
Meredith Corp.	66,658	3,356,230
National CineMedia, Inc.	343,875	2,548,114
New Media Investment Group, Inc.	113,758	1,899,759
Nexstar Media Group, Inc., Class A	24,265	1,608,769
Scholastic Corp.	96,034	4,320,570
Sinclair Broadcast Group, Inc., Class A	108,273	2,966,680
Sirius XM Holdings, Inc. (a)	870,623	6,181,423
The Madison Square Garden Co., Class A *	8,930	2,340,017
The New York Times Co., Class A	121,680	2,768,220
		61,587,413

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Alexion Pharmaceuticals, Inc. *	56,385	6,547,990
Amneal Pharmaceuticals, Inc. *	98,713	1,948,595
Bio-Rad Laboratories, Inc., Class A *	18,341	5,266,251
Bio-Techne Corp.	21,627	3,250,971
Bruker Corp.	77,275	2,339,114
Catalent, Inc. *	62,754	2,463,722
Charles River Laboratories International, Inc. *	45,086	4,847,647
Endo International plc *	350,163	2,202,525
Illumina, Inc. *	30,834	8,400,415
IQVIA Holdings, Inc. *	46,929	4,642,686
Mallinckrodt plc *	203,507	3,429,093
Myriad Genetics, Inc. *	161,417	5,893,335
PDL BioPharma, Inc. *	1,390,481	3,712,584
PerkinElmer, Inc.	91,618	6,809,966
PRA Health Sciences, Inc. *	17,408	1,477,939
Prestige Brands Holdings, Inc. *	44,521	1,488,337
QIAGEN N.V. *	140,311	5,094,692
Regeneron Pharmaceuticals, Inc. *	15,689	4,711,721
Syneos Health, Inc. *	29,257	1,258,051
Vertex Pharmaceuticals, Inc. *	8,977	1,382,458
		77,168,092

Real Estate 10.6%
Acadia Realty Trust	53,652	1,381,539
Alexandria Real Estate Equities, Inc.	46,504	5,809,280
Altisource Portfolio Solutions S.A. *(a)	70,236	2,063,534
American Campus Communities, Inc.	117,524	4,712,712
American Homes 4 Rent, Class A	63,588	1,266,673
Apartment Investment & Management Co., Class A	139,070	5,678,228
Apple Hospitality REIT, Inc.	283,154	5,388,421
Ashford Hospitality Trust, Inc.	316,336	2,331,396
Brandywine Realty Trust	243,291	3,955,912
Camden Property Trust	82,128	7,227,264

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CBL & Associates Properties, Inc.	866,614	4,385,067
Chesapeake Lodging Trust	81,119	2,614,465
Columbia Property Trust, Inc.	247,073	5,465,255
Corporate Office Properties Trust	125,293	3,495,675
CubeSmart	102,273	3,119,326
CyrusOne, Inc.	29,183	1,616,155
DCT Industrial Trust, Inc.	47,056	3,064,757
DDR Corp.	326,164	4,954,424
DiamondRock Hospitality Co.	338,737	4,312,122
Douglas Emmett, Inc.	102,564	3,947,688
EastGroup Properties, Inc.	22,005	2,051,526
Education Realty Trust, Inc.	44,829	1,638,052
EPR Properties	44,732	2,746,097
Equity Commonwealth *	152,529	4,745,177
Equity LifeStyle Properties, Inc.	48,488	4,407,559
Extra Space Storage, Inc.	60,225	5,796,656
Federal Realty Investment Trust	47,363	5,630,987
First Industrial Realty Trust, Inc.	67,032	2,207,364
Forest City Realty Trust, Inc., Class A	95,090	1,936,983
Franklin Street Properties Corp.	189,780	1,468,897
Front Yard Residential Corp.	158,430	1,666,684
Gaming & Leisure Properties, Inc.	104,319	3,661,597
Government Properties Income Trust	116,605	1,694,271
Gramercy Property Trust	66,872	1,843,661
Healthcare Realty Trust, Inc.	101,034	2,752,166
Healthcare Trust of America, Inc., Class A	106,994	2,745,466
Hersha Hospitality Trust	92,813	1,974,133
Highwoods Properties, Inc.	94,359	4,513,191
Hudson Pacific Properties, Inc.	48,319	1,710,493
Investors Real Estate Trust	292,480	1,629,114
Kilroy Realty Corp.	54,523	4,151,926
Kite Realty Group Trust	81,951	1,285,811
Lamar Advertising Co., Class A	77,540	5,367,319
LaSalle Hotel Properties	182,992	6,276,626
Lexington Realty Trust	356,270	3,074,610
Liberty Property Trust	153,368	6,780,399
Life Storage, Inc.	31,967	2,957,587
Mack-Cali Realty Corp.	200,917	3,972,129
Medical Properties Trust, Inc.	185,243	2,513,748
Mid-America Apartment Communities, Inc.	59,789	5,593,859
National Health Investors, Inc.	17,502	1,291,998
National Retail Properties, Inc.	94,698	3,923,338
New Senior Investment Group, Inc.	199,024	1,488,700
Omega Healthcare Investors, Inc.	148,119	4,539,847
Outfront Media, Inc.	301,721	5,986,145
Paramount Group, Inc.	184,306	2,768,276
Park Hotels & Resorts, Inc.	152,956	4,928,242
Pebblebrook Hotel Trust	68,105	2,780,046
Pennsylvania Real Estate Investment Trust	206,908	2,278,057
Piedmont Office Realty Trust, Inc., Class A	265,988	5,112,289
PotlatchDeltic Corp.	42,351	2,138,725
PS Business Parks, Inc.	15,307	1,876,026
Quality Care Properties, Inc. *	230,916	4,837,690
Ramco-Gershenson Properties Trust	112,166	1,379,642
Rayonier, Inc.	203,724	7,918,752
Realty Income Corp.	130,832	6,973,346
Regency Centers Corp.	66,585	3,867,257
Retail Properties of America, Inc., Class A	390,697	4,789,945
RLJ Lodging Trust	253,278	5,926,705
Ryman Hospitality Properties, Inc.	54,672	4,585,887
Sabra Health Care REIT, Inc.	162,843	3,375,735
SBA Communications Corp. *	37,357	5,905,021
Select Income REIT	64,372	1,390,435
Senior Housing Properties Trust	376,177	6,643,286
Spirit Realty Capital, Inc.	525,694	4,605,079
STORE Capital Corp.	63,311	1,696,735
Summit Hotel Properties, Inc.	88,779	1,357,431
Sun Communities, Inc.	37,430	3,618,732
Sunstone Hotel Investors, Inc.	300,383	5,223,660
Security	Number of Shares	Value ($)
Tanger Factory Outlet Centers, Inc.	122,463	2,631,730
Taubman Centers, Inc.	90,627	4,947,328
The GEO Group, Inc.	198,190	4,915,112
Tier REIT, Inc.	97,680	2,145,053
UDR, Inc.	189,025	6,893,742
Urban Edge Properties	59,538	1,302,096
VEREIT, Inc.	803,801	5,755,215
Washington Prime Group, Inc.	923,818	6,716,157
Washington Real Estate Investment Trust	85,976	2,465,792
Weingarten Realty Investors	135,694	3,978,548
WP Carey, Inc.	86,809	5,834,433
Xenia Hotels & Resorts, Inc.	257,460	6,480,268
		342,856,482

Retailing 5.2%
Aaron's, Inc.	124,005	4,932,919
Asbury Automotive Group, Inc. *	87,725	6,101,274
Barnes & Noble Education, Inc. *	465,012	2,948,176
Barnes & Noble, Inc.	585,803	3,426,947
Big 5 Sporting Goods Corp. (a)	198,050	1,624,010
Burlington Stores, Inc. *	33,788	4,941,495
Caleres, Inc.	153,546	5,444,741
Citi Trends, Inc.	62,961	1,889,460
DSW, Inc., Class A	337,160	8,051,381
Express, Inc. *	678,068	5,770,359
Five Below, Inc. *	28,146	1,990,204
Fred's, Inc., Class A (a)	641,182	904,067
Genesco, Inc. *	193,838	8,470,721
Groupon, Inc. *	366,090	1,760,893
Guess?, Inc.	458,648	8,989,501
Haverty Furniture Cos., Inc.	75,210	1,504,200
Hibbett Sports, Inc. *	176,630	4,671,863
J.C. Penney Co., Inc. *(a)	1,793,319	4,339,832
Liberty TripAdvisor Holdings, Inc., Class A *	143,804	2,106,729
Lithia Motors, Inc., Class A	44,111	4,311,850
Lumber Liquidators Holdings, Inc. *	84,139	1,780,381
Monro, Inc.	44,753	2,510,643
Netflix, Inc. *	25,853	9,089,915
Penske Automotive Group, Inc.	127,968	6,161,659
Pier 1 Imports, Inc.	1,062,528	2,528,817
Pool Corp.	37,037	5,293,328
Rent-A-Center, Inc. (a)	436,011	4,137,744
RH *	37,475	3,662,432
Shoe Carnival, Inc.	69,000	2,222,490
Shutterfly, Inc. *	44,003	4,142,442
Sleep Number Corp. *	83,401	2,332,726
Sonic Automotive, Inc., Class A	229,675	4,892,077
Tailored Brands, Inc.	130,462	4,280,458
The Buckle, Inc. (a)	205,581	5,190,920
The Cato Corp., Class A	196,532	4,486,826
The Children's Place, Inc.	31,287	4,028,201
The Finish Line, Inc., Class A	460,896	6,272,795
The Michaels Cos., Inc. *	145,155	2,665,046
TripAdvisor, Inc. *	79,002	4,119,164
Vitamin Shoppe, Inc. *	508,658	2,594,156
Zumiez, Inc. *	108,538	2,632,046
		169,204,888

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	21,963	1,439,235
Amkor Technology, Inc. *	304,288	2,769,021
Brooks Automation, Inc.	66,373	2,169,070
Cabot Microelectronics Corp.	29,682	3,359,112
Cirrus Logic, Inc. *	62,840	2,355,243
Cree, Inc. *	204,881	9,551,552
Cypress Semiconductor Corp.	370,949	6,105,821
Diodes, Inc. *	56,162	1,922,987

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Entegris, Inc.	74,859	2,627,551
Integrated Device Technology, Inc. *	113,430	3,770,413
MKS Instruments, Inc.	36,511	4,096,534
Photronics, Inc. *	200,493	1,744,289
Power Integrations, Inc.	22,468	1,688,470
Rambus, Inc. *	109,002	1,467,167
Semtech Corp. *	42,036	2,034,542
Silicon Laboratories, Inc. *	31,322	3,307,603
Synaptics, Inc. *	59,707	2,510,082
Teradyne, Inc.	174,735	6,624,204
Veeco Instruments, Inc. *	92,990	1,585,480
Versum Materials, Inc.	85,482	3,416,716
Xperi Corp.	76,612	1,513,087
		66,058,179

Software & Services 6.2%
ACI Worldwide, Inc. *	90,994	2,197,505
Acxiom Corp. *	107,043	3,135,289
ANSYS, Inc. *	43,699	7,114,197
Aspen Technology, Inc. *	33,772	3,149,577
Blackhawk Network Holdings, Inc. *	41,044	1,846,980
Cadence Design Systems, Inc. *	106,321	4,513,326
Cardtronics plc, Class A *	80,460	2,064,604
CDK Global, Inc.	81,677	5,255,915
CommVault Systems, Inc. *	28,363	1,938,611
Convergys Corp.	298,092	7,046,895
CoreLogic, Inc. *	123,204	6,459,586
CSG Systems International, Inc.	55,355	2,290,590
EPAM Systems, Inc. *	19,411	2,391,047
Euronet Worldwide, Inc. *	32,589	2,731,284
EVERTEC, Inc.	100,234	2,185,101
ExlService Holdings, Inc. *	26,028	1,475,527
Fair Isaac Corp. *	23,286	4,285,323
FleetCor Technologies, Inc. *	27,515	5,485,115
Gartner, Inc. *	51,251	6,803,058
Genpact Ltd.	193,482	5,810,264
j2 Global, Inc.	36,339	3,068,465
Jack Henry & Associates, Inc.	59,292	7,415,058
Manhattan Associates, Inc. *	62,163	2,705,334
ManTech International Corp., Class A	91,652	4,940,959
MAXIMUS, Inc.	70,229	4,276,946
Nuance Communications, Inc. *	224,681	3,035,440
Progress Software Corp.	80,052	3,032,370
PTC, Inc. *	64,919	5,598,615
Red Hat, Inc. *	61,175	9,936,043
Sabre Corp.	138,611	3,397,356
salesforce.com, Inc. *	58,128	7,517,694
Science Applications International Corp.	73,050	6,461,273
SS&C Technologies Holdings, Inc.	55,183	2,809,367
Sykes Enterprises, Inc. *	98,997	2,786,766
Synopsys, Inc. *	74,107	6,526,603
Syntel, Inc. *	69,668	2,194,542
Take-Two Interactive Software, Inc. *	34,996	3,922,352
TiVo Corp.	276,379	3,979,858
Travelport Worldwide Ltd.	244,928	4,296,037
Twitter, Inc. *	72,533	2,516,895
Unisys Corp. *	276,429	3,330,969
Verint Systems, Inc. *	57,840	2,440,848
VeriSign, Inc. *	64,329	8,391,075
VMware, Inc., Class A *	38,921	5,350,859
WEX, Inc. *	23,024	4,047,849
Worldpay, Inc., Class A *	76,877	6,109,415
Zynga, Inc., Class A *	503,967	2,217,455
		200,486,237

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 4.4%
ADTRAN, Inc.	156,815	2,187,569
ARRIS International plc *	191,855	4,850,095
AVX Corp.	85,424	1,306,133
Belden, Inc.	50,132	2,770,294
Benchmark Electronics, Inc.	195,202	5,407,096
Ciena Corp. *	65,940	1,519,917
Cognex Corp.	40,466	1,849,701
Coherent, Inc. *	12,056	2,013,955
Comtech Telecommunications Corp.	169,823	5,315,460
Cray, Inc. *	66,152	1,647,185
Diebold Nixdorf, Inc.	193,601	2,226,412
Dolby Laboratories, Inc., Class A	62,888	3,949,367
EchoStar Corp., Class A *	75,060	3,530,822
Electronics For Imaging, Inc. *	54,352	1,816,987
ePlus, Inc. *	25,934	2,358,697
Fabrinet *	50,295	1,766,863
Finisar Corp. *	139,135	2,255,378
Harmonic, Inc. *	548,289	2,110,913
II-VI, Inc. *	51,272	2,253,404
Insight Enterprises, Inc. *	177,509	8,325,172
InterDigital, Inc.	47,652	3,757,360
IPG Photonics Corp. *	13,088	3,157,742
Itron, Inc. *	35,631	2,034,530
Knowles Corp. *	180,328	2,614,756
Littelfuse, Inc.	14,405	3,126,605
Lumentum Holdings, Inc. *	31,380	1,843,575
Methode Electronics, Inc.	49,848	2,001,397
MTS Systems Corp.	36,912	1,934,189
National Instruments Corp.	94,544	3,934,921
NETGEAR, Inc. *	74,468	4,501,591
NetScout Systems, Inc. *	93,486	2,524,122
OSI Systems, Inc. *	26,061	1,787,263
Plantronics, Inc.	87,263	6,357,110
Plexus Corp. *	89,234	5,188,957
Rogers Corp. *	12,446	1,418,346
ScanSource, Inc. *	141,205	5,528,176
Super Micro Computer, Inc. *	95,882	2,310,756
Trimble, Inc. *	158,573	5,242,423
TTM Technologies, Inc. *	142,300	2,565,669
VeriFone Systems, Inc. *	183,484	4,172,426
ViaSat, Inc. *	41,065	2,571,080
Viavi Solutions, Inc. *	175,420	1,668,244
Vishay Intertechnology, Inc.	360,672	7,646,247
Zebra Technologies Corp., Class A *	26,102	4,006,918
		141,355,823

Telecommunication Services 0.5%
ATN International, Inc.	20,988	1,129,784
Cincinnati Bell, Inc. *	156,190	1,921,137
Cogent Communications Holdings, Inc.	33,897	1,735,526
Consolidated Communications Holdings, Inc.	171,625	1,923,916
Iridium Communications, Inc. *	125,124	1,901,885
United States Cellular Corp. *	55,889	2,007,533
Vonage Holdings Corp. *	246,671	2,824,383
Zayo Group Holdings, Inc. *	68,705	2,390,934
		15,835,098

Transportation 2.9%
Air Transport Services Group, Inc. *	66,195	1,390,095
Allegiant Travel Co.	22,522	3,408,705
AMERCO	6,864	2,216,660
ArcBest Corp.	143,095	6,789,858
Atlas Air Worldwide Holdings, Inc. *	59,416	4,049,200
Copa Holdings S.A., Class A	53,378	5,914,282

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Echo Global Logistics, Inc. *	76,593	2,129,285
Forward Air Corp.	45,043	2,671,951
Genesee & Wyoming, Inc., Class A *	64,827	5,063,637
Hawaiian Holdings, Inc.	69,446	2,569,502
Heartland Express, Inc.	85,456	1,596,318
Hub Group, Inc., Class A *	126,953	6,341,302
Knight-Swift Transportation Holdings, Inc.	175,626	7,144,466
Landstar System, Inc.	71,071	8,059,451
Macquarie Infrastructure Corp.	86,413	3,344,183
Marten Transport Ltd.	86,133	1,963,832
Matson, Inc.	98,791	3,382,604
Roadrunner Transportation Systems, Inc. *	319,463	578,228
Saia, Inc. *	44,982	3,706,517
SkyWest, Inc.	138,045	7,868,565
Spirit Airlines, Inc. *	109,950	4,034,066
Werner Enterprises, Inc.	126,315	4,951,548
XPO Logistics, Inc. *	31,162	3,279,801
YRC Worldwide, Inc. *	135,851	1,456,323
		93,910,379

Utilities 2.8%
ALLETE, Inc.	60,876	4,676,494
American States Water Co.	42,115	2,370,232
Aqua America, Inc.	148,589	5,156,038
Avangrid, Inc.	45,060	2,392,235
Avista Corp.	105,642	5,539,867
Black Hills Corp.	75,205	4,373,923
California Water Service Group	51,915	2,089,579
El Paso Electric Co.	67,892	3,978,471
Hawaiian Electric Industries, Inc.	197,871	6,792,912
IDACORP, Inc.	57,885	5,346,259
MGE Energy, Inc.	38,895	2,320,087
New Jersey Resources Corp.	123,462	5,481,713
Northwest Natural Gas Co.	46,508	2,781,178
NorthWestern Corp.	70,036	3,815,561
ONE Gas, Inc.	66,823	5,015,066
Ormat Technologies, Inc.	24,179	1,252,956
Otter Tail Corp.	58,408	2,698,450
PNM Resources, Inc.	150,975	6,031,451
Portland General Electric Co.	149,226	6,365,981
Security	Number of Shares	Value ($)
South Jersey Industries, Inc.	87,183	2,887,501
Spire, Inc.	47,984	3,418,860
WGL Holdings, Inc.	68,526	6,043,993
		90,828,807
Total Common Stock
(Cost $2,779,230,711)		3,228,995,587

Other Investment Companies 1.8% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (b)	8,518,882	8,518,882

Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 1.67% (b)	51,789,764	51,789,764
Total Other Investment Companies
(Cost $60,308,646)		60,308,646

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/15/18	42	3,431,820	13,464
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $49,031,100.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,228,995,587	$—	$—	$3,228,995,587
Other Investment Companies[1]	60,308,646	—	—	60,308,646
Futures Contracts[2]	13,464	—	—	13,464
Total	$3,289,317,697	$—	$—	$3,289,317,697
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 6.2%
AGL Energy Ltd.	155,859	2,606,269
Amcor Ltd.	236,132	2,512,090
AMP Ltd.	1,109,533	3,274,160
APA Group	170,799	1,123,053
Aurizon Holdings Ltd.	630,832	2,057,245
Australia & New Zealand Banking Group Ltd.	792,953	16,325,671
Bendigo & Adelaide Bank Ltd.	130,126	1,059,428
BHP Billiton Ltd.	1,365,339	33,874,817
BlueScope Steel Ltd.	153,587	2,019,758
Boral Ltd.	250,733	1,189,526
Brambles Ltd.	310,184	2,119,348
Caltex Australia Ltd.	158,807	3,535,146
CIMIC Group Ltd.	31,534	983,517
Coca-Cola Amatil Ltd.	208,087	1,398,147
Commonwealth Bank of Australia	366,455	19,215,378
CSL Ltd.	43,624	6,134,555
Downer EDI Ltd.	303,476	1,611,968
Fortescue Metals Group Ltd.	610,866	2,167,773
Goodman Group	140,035	989,643
Iluka Resources Ltd.	126,777	1,074,369
Incitec Pivot Ltd.	532,992	1,387,312
Insurance Australia Group Ltd.	556,724	3,424,724
LendLease Group	165,732	2,355,033
Macquarie Group Ltd.	47,957	4,148,654
Medibank Pvt Ltd.	718,066	1,591,941
Metcash Ltd.	870,227	1,909,526
Mirvac Group	795,903	1,385,106
National Australia Bank Ltd.	688,389	13,959,304
Newcrest Mining Ltd.	78,041	1,225,872
OneMarket Ltd. *	10,782	12,482
Orica Ltd.	152,050	2,032,909
Origin Energy Ltd. *	603,851	4,386,277
QBE Insurance Group Ltd.	428,479	3,073,498
Rio Tinto Ltd.	131,879	8,279,265
Santos Ltd. *	464,356	2,058,940
Scentre Group	750,258	2,372,914
Sonic Healthcare Ltd.	95,932	1,710,148
Stockland	541,346	1,699,879
Suncorp Group Ltd.	475,874	4,835,741
Tabcorp Holdings Ltd.	647,252	2,140,178
Telstra Corp., Ltd.	2,282,545	4,835,846
Transurban Group	154,363	1,386,401
Unibail-Rodamco-Westfield *	79,531	885,210
Wesfarmers Ltd.	584,995	20,166,518
Westpac Banking Corp.	844,311	17,791,915
Woodside Petroleum Ltd.	243,576	5,973,221
Woolworths Group Ltd.	708,187	15,250,282
WorleyParsons Ltd.	150,338	1,888,304
		237,439,261

Security	Number of Shares	Value ($)
Austria 0.3%
Erste Group Bank AG *	79,413	3,307,492
OMV AG	78,037	4,481,754
Raiffeisen Bank International AG *	46,238	1,462,145
voestalpine AG	46,054	2,470,756
		11,722,147

Belgium 0.8%
Ageas	72,297	3,662,624
Anheuser-Busch InBev S.A.	122,362	11,458,074
Colruyt S.A.	23,775	1,261,909
Groupe Bruxelles Lambert S.A.	23,326	2,470,163
KBC Groep N.V.	45,695	3,531,092
Proximus	58,928	1,575,902
Solvay S.A.	19,623	2,634,181
UCB S.A.	16,601	1,308,038
Umicore S.A.	53,492	3,022,154
		30,924,137

Canada 7.4%
Agnico Eagle Mines Ltd.	20,437	916,766
Alimentation Couche-Tard, Inc., B Shares	83,999	3,505,786
ARC Resources Ltd.	116,465	1,199,485
Atco Ltd., Class I	31,719	963,649
Bank of Montreal	129,602	10,034,863
Barrick Gold Corp.	152,850	2,011,370
Baytex Energy Corp. *	412,652	1,733,698
BCE, Inc.	115,668	4,815,933
BlackBerry Ltd. *	146,027	1,727,964
Brookfield Asset Management, Inc., Class A	130,634	5,207,435
Cameco Corp.	114,332	1,181,924
Canadian Imperial Bank of Commerce	103,972	9,073,104
Canadian National Railway Co.	126,636	10,567,643
Canadian Natural Resources Ltd.	289,887	10,031,628
Canadian Pacific Railway Ltd.	24,726	4,765,454
Canadian Tire Corp., Ltd., Class A	18,727	2,383,174
Celestica, Inc. *	89,074	1,071,882
Cenovus Energy, Inc.	717,852	7,570,317
CGI Group, Inc., Class A *	33,901	2,083,140
CI Financial Corp.	73,332	1,421,189
Crescent Point Energy Corp.	386,929	3,114,045
Dollarama, Inc.	10,696	1,233,932
Emera, Inc.	33,851	1,056,865
Empire Co., Ltd., A Shares	135,148	2,600,443
Enbridge, Inc.	166,422	5,168,935
Encana Corp.	210,483	2,677,281
Enerplus Corp.	98,017	1,197,633
Fairfax Financial Holdings Ltd.	4,455	2,500,254
Finning International, Inc.	67,688	1,682,808
First Quantum Minerals Ltd.	149,961	2,352,533
Fortis, Inc.	60,850	1,943,428
George Weston Ltd.	20,013	1,623,781
Gibson Energy, Inc.	92,132	1,264,223
Gildan Activewear, Inc.	27,975	809,791

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Goldcorp, Inc.	146,388	2,091,096
Great-West Lifeco, Inc.	54,907	1,392,992
Husky Energy, Inc.	245,121	3,535,472
Imperial Oil Ltd.	101,903	3,332,351
Intact Financial Corp.	24,894	1,881,635
Inter Pipeline Ltd.	62,386	1,177,793
Keyera Corp.	31,491	882,437
Loblaw Cos. Ltd.	63,713	3,293,214
Magna International, Inc.	175,194	11,228,515
Manulife Financial Corp.	291,689	5,500,087
Methanex Corp.	22,182	1,514,710
Metro, Inc.	84,422	2,784,130
National Bank of Canada	64,510	3,084,266
Nutrien Ltd.	255,546	12,925,049
Obsidian Energy Ltd. *(a)	1,155,153	1,309,031
Onex Corp.	21,208	1,521,607
Parkland Fuel Corp.	44,585	1,086,785
Pembina Pipeline Corp.	66,359	2,307,116
Power Corp. of Canada	166,188	3,870,289
Power Financial Corp.	74,989	1,867,788
Rogers Communications, Inc., B Shares	65,916	3,092,036
Royal Bank of Canada	238,688	18,032,242
Saputo, Inc.	51,361	1,784,094
Shaw Communications, Inc., B Shares	139,987	2,816,575
SNC-Lavalin Group, Inc.	47,764	2,082,587
Sun Life Financial, Inc.	102,978	4,254,233
Suncor Energy, Inc.	559,607	22,277,294
Teck Resources Ltd., Class B	174,737	4,737,512
TELUS Corp.	88,370	3,105,757
The Bank of Nova Scotia	223,377	13,472,877
The Toronto-Dominion Bank	277,908	16,217,727
Thomson Reuters Corp.	72,648	2,823,146
TransAlta Corp.	219,978	1,131,093
TransCanada Corp.	136,626	5,716,974
Trisura Group Ltd. *	43	865
Valeant Pharmaceuticals International, Inc. *	156,811	3,448,827
Vermilion Energy, Inc.	27,704	970,665
West Fraser Timber Co., Ltd.	17,221	1,250,952
WestJet Airlines Ltd.	52,556	810,704
		286,104,879

Denmark 0.8%
AP Moller - Maersk A/S, A Shares	2,470	3,466,843
AP Moller - Maersk A/S, B Shares	2,505	3,743,033
Carlsberg A/S, B Shares	20,677	2,295,805
Coloplast A/S, B Shares	13,399	1,271,703
Danske Bank A/S	90,309	2,993,989
DSV A/S	19,792	1,643,190
ISS A/S	56,372	1,923,697
Novo Nordisk A/S, B Shares	177,870	8,436,660
Novozymes A/S, B Shares	23,448	1,193,627
Pandora A/S	13,021	1,023,457
Vestas Wind Systems A/S	22,671	1,484,367
		29,476,371

Finland 1.0%
Elisa Oyj	24,884	1,111,051
Fortum Oyj	156,801	3,680,809
Kesko Oyj, B Shares	48,496	2,837,262
Kone Oyj, B Shares	55,711	2,754,081
Metso Oyj	41,368	1,430,316
Neste Oyj	41,863	3,402,098
Nokia Oyj (a)	1,156,049	6,666,311
Nokian Renkaat Oyj	27,224	1,055,366
Orion Oyj, Class B	24,050	709,980
Sampo Oyj, A Shares	68,438	3,361,673
Security	Number of Shares	Value ($)
Stora Enso Oyj, R Shares	187,778	3,836,977
UPM-Kymmene Oyj	159,890	5,862,348
Wartsila Oyj Abp	69,554	1,468,328
		38,176,600

France 9.4%
Accor S.A.	45,411	2,481,316
Air France-KLM *	113,001	898,544
Air Liquide S.A.	79,207	9,745,106
Airbus SE	60,827	6,909,335
Alstom S.A.	58,641	2,772,291
Arkema S.A.	22,870	2,783,073
Atos SE (a)	14,507	1,967,733
AXA S.A.	445,460	11,088,687
BNP Paribas S.A.	235,545	14,588,933
Bollore S.A.	197,481	970,948
Bouygues S.A.	98,016	4,523,932
Bureau Veritas S.A.	43,252	1,070,852
Capgemini SE	28,709	3,775,128
Carrefour S.A.	402,297	7,243,598
Casino Guichard Perrachon S.A.	63,445	2,740,195
CGG S.A. *(a)	661,301	1,721,418
CNP Assurances	60,988	1,425,249
Compagnie de Saint-Gobain	188,944	9,456,265
Credit Agricole S.A.	230,762	3,162,385
Danone S.A.	109,958	8,393,064
Eiffage S.A.	18,202	2,048,229
Electricite de France S.A. (a)	344,451	4,583,684
Engie S.A.	1,195,743	18,892,024
Essilor International S.A.	20,695	2,823,985
Eurazeo S.A.	15,811	1,236,564
Eutelsat Communications S.A.	46,869	898,888
Faurecia S.A.	23,605	1,997,673
Kering S.A.	7,970	4,555,865
Klepierre S.A.	26,598	1,034,514
L'Oreal S.A.	30,156	7,237,344
Legrand S.A.	38,041	2,865,915
LVMH Moet Hennessy Louis Vuitton SE	28,931	10,031,720
Natixis S.A.	187,108	1,353,712
Orange S.A.	1,012,864	17,409,601
Pernod-Ricard S.A.	26,899	4,512,064
Peugeot S.A.	156,470	3,642,902
Publicis Groupe S.A.	41,395	2,876,995
Rallye S.A. (a)	81,018	1,068,667
Renault S.A.	68,778	6,633,912
Rexel S.A.	206,773	3,037,592
Safran S.A.	34,920	4,163,849
Sanofi	274,073	20,996,700
Schneider Electric SE	135,752	11,691,420
SCOR SE	43,872	1,617,268
Societe Generale S.A.	280,491	12,066,956
Sodexo S.A.	18,389	1,782,064
Suez	152,443	2,096,212
Teleperformance	7,499	1,183,484
Thales S.A.	16,417	2,086,912
Total S.A.	1,168,680	71,006,602
Unibail-Rodamco SE	12,327	2,770,660
Valeo S.A.	48,734	3,090,112
Vallourec S.A. *(a)	260,707	1,603,783
Veolia Environnement S.A.	225,031	5,101,219
Vinci S.A.	117,955	11,527,310
Vivendi S.A.	444,888	11,175,716
Wendel S.A.	6,742	889,303
		361,309,472

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 8.6%
adidas AG	25,177	5,689,731
Allianz SE	101,471	20,891,694
Aurubis AG	32,748	2,654,464
BASF SE	305,539	30,048,234
Bayer AG	148,629	17,672,159
Bayerische Motoren Werke AG	178,156	17,755,749
Beiersdorf AG	11,777	1,350,809
Bilfinger SE	31,518	1,393,641
Brenntag AG	43,260	2,491,541
CECONOMY AG	108,874	1,064,748
Commerzbank AG *	335,042	3,419,339
Continental AG	28,587	7,244,540
Covestro AG	11,771	1,070,918
Daimler AG	395,283	28,459,999
Deutsche Bank AG	598,543	6,397,804
Deutsche Boerse AG	19,079	2,547,792
Deutsche Lufthansa AG	103,896	2,819,708
Deutsche Post AG	251,175	9,520,091
Deutsche Telekom AG	1,255,423	19,373,314
E.ON SE	1,587,361	16,809,745
Evonik Industries AG	54,372	1,902,783
Freenet AG	44,482	1,274,730
Fresenius Medical Care AG & Co. KGaA	34,054	3,395,550
Fresenius SE & Co. KGaA	61,493	4,720,303
GEA Group AG	34,962	1,285,551
Hannover Rueck SE	12,794	1,612,919
HeidelbergCement AG	43,851	3,879,994
Henkel AG & Co. KGaA	17,286	1,946,163
HOCHTIEF AG	5,585	1,024,845
HUGO BOSS AG	21,230	1,905,223
Infineon Technologies AG	111,646	3,061,319
Innogy SE	55,252	2,328,938
K+S AG	106,700	2,852,215
KION Group AG	11,078	899,246
Kloeckner & Co. SE	100,213	1,197,861
LANXESS AG	30,361	2,398,605
Leoni AG	16,942	1,017,693
Linde AG	39,754	9,095,347
MAN SE	10,626	1,154,787
Merck KGaA	15,121	1,541,616
METRO AG	111,711	1,502,211
MTU Aero Engines AG	6,959	1,313,528
Muenchener Rueckversicherungs-Gesellschaft AG	42,834	8,815,021
OSRAM Licht AG	17,656	1,040,385
ProSiebenSat.1 Media SE	62,522	1,836,955
Rheinmetall AG	11,878	1,512,692
RWE AG	482,410	10,921,655
Salzgitter AG	27,656	1,412,697
SAP SE	92,169	10,365,110
Siemens AG	189,996	24,728,724
Suedzucker AG	67,833	1,214,247
Symrise AG	11,616	941,833
Telefonica Deutschland Holding AG	252,910	1,067,522
ThyssenKrupp AG	101,772	2,681,280
Uniper SE	263,830	8,355,190
Volkswagen AG	17,917	3,327,498
Vonovia SE	36,347	1,712,388
		329,920,644

Hong Kong 1.6%
AIA Group Ltd.	792,970	7,278,525
BOC Hong Kong Holdings Ltd.	455,314	2,289,877
China Mengniu Dairy Co., Ltd. *	456,138	1,657,278
CK Asset Holdings Ltd.	245,762	2,052,155
CK Hutchison Holdings Ltd.	252,465	2,849,993
Security	Number of Shares	Value ($)
CLP Holdings Ltd.	334,290	3,511,597
Esprit Holdings Ltd. *	1,884,562	607,834
Galaxy Entertainment Group Ltd.	232,263	2,044,550
Hang Seng Bank Ltd.	89,060	2,228,728
Hong Kong & China Gas Co., Ltd.	760,509	1,644,312
Hong Kong Exchanges & Clearing Ltd.	39,712	1,284,895
Hongkong Land Holdings Ltd.	127,120	922,891
Jardine Matheson Holdings Ltd.	51,610	3,222,528
Jardine Strategic Holdings Ltd.	38,739	1,386,856
Li & Fung Ltd.	4,731,125	1,839,579
Link REIT	166,529	1,473,342
MTR Corp. Ltd.	246,771	1,388,925
New World Development Co., Ltd.	1,625,577	2,495,101
Noble Group Ltd. *(a)	26,514,956	1,189,500
PCCW Ltd.	1,452,275	855,352
Sands China Ltd.	433,654	2,595,572
SJM Holdings Ltd.	1,391,180	1,996,990
Sun Hung Kai Properties Ltd.	282,242	4,555,221
Swire Pacific Ltd., Class A	283,748	2,926,412
Swire Pacific Ltd., Class B	429,596	733,870
The Wharf Holdings Ltd.	271,095	876,100
Want Want China Holdings Ltd.	1,676,472	1,662,762
WH Group Ltd.	894,238	917,705
Wharf Real Estate Investment Co., Ltd.	85,969	663,606
Wheelock & Co., Ltd.	167,233	1,259,980
Yue Yuen Industrial Holdings Ltd.	274,382	848,245
		61,260,281

Ireland 0.8%
AerCap Holdings N.V. *	22,247	1,230,482
Bank of Ireland Group plc	156,205	1,289,130
CRH plc	189,318	6,983,311
Experian plc	133,037	3,259,930
Kerry Group plc, A Shares	14,780	1,555,330
Seagate Technology plc	182,372	10,276,662
Shire plc	57,755	3,150,921
Smurfit Kappa Group plc	71,835	2,968,395
		30,714,161

Israel 0.4%
Bank Hapoalim B.M.	187,279	1,292,141
Bank Leumi Le-Israel	196,831	1,226,710
Bezeq The Israeli Telecommunication Corp., Ltd.	1,095,099	1,338,594
Check Point Software Technologies Ltd. *	12,220	1,189,739
Israel Chemicals Ltd.	326,201	1,511,706
Teva Pharmaceutical Industries Ltd.	490,449	10,642,505
		17,201,395

Italy 3.0%
Assicurazioni Generali S.p.A.	357,813	6,077,172
Atlantia S.p.A.	83,888	2,427,497
BPER Banca	212,836	1,019,363
Enel S.p.A.	3,659,749	20,091,329
Eni S.p.A.	1,954,056	35,332,211
EXOR N.V.	98,915	7,158,734
Intesa Sanpaolo S.p.A.	3,538,980	10,387,526
Luxottica Group S.p.A.	30,301	1,884,532
Mediaset S.p.A. *(a)	338,176	1,125,046
Mediobanca S.p.A.	79,929	752,753
Poste Italiane S.p.A.	156,176	1,335,196
Prysmian S.p.A.	37,395	1,038,898
Saipem S.p.A. *	478,155	2,037,248
Snam S.p.A.	585,293	2,396,709
Telecom Italia S.p.A. *	6,420,014	5,149,932
Telecom Italia S.p.A. - RSP	4,137,615	2,893,072

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Terna Rete Elettrica Nazionale S.p.A.	268,945	1,422,460
UniCredit S.p.A.	775,337	12,791,986
Unione di Banche Italiane S.p.A.	584,523	2,203,191
		117,524,855

Japan 22.7%
Aeon Co., Ltd.	318,691	6,333,047
Air Water, Inc.	50,571	985,866
Aisin Seiki Co., Ltd.	75,520	3,809,191
Ajinomoto Co., Inc.	128,847	2,466,173
Alfresa Holdings Corp.	112,886	2,860,464
Alps Electric Co., Ltd.	37,866	900,601
ANA Holdings, Inc.	38,225	1,541,736
Arcs Co., Ltd.	41,089	1,117,188
Asahi Glass Co., Ltd.	98,186	4,030,646
Asahi Group Holdings Ltd.	76,378	4,004,318
Asahi Kasei Corp.	378,290	5,207,167
Astellas Pharma, Inc.	429,169	6,575,101
Bandai Namco Holdings, Inc.	53,655	2,286,554
Bridgestone Corp.	246,961	9,922,084
Brother Industries Ltd.	63,984	1,342,754
Canon, Inc.	353,917	12,098,557
Central Japan Railway Co.	41,513	8,601,018
Chubu Electric Power Co., Inc.	371,709	5,766,630
Chugai Pharmaceutical Co., Ltd.	19,699	1,115,089
Coca-Cola Bottlers Japan Holdings, Inc.	27,125	1,144,720
Dai Nippon Printing Co., Ltd.	150,562	3,245,581
Dai-ichi Life Holdings, Inc.	238,073	4,449,420
Daicel Corp.	80,275	910,293
Daiichi Sankyo Co., Ltd.	141,189	4,541,908
Daikin Industries Ltd.	38,788	4,491,261
Daito Trust Construction Co., Ltd.	15,618	2,554,483
Daiwa House Industry Co., Ltd.	127,162	4,619,710
Daiwa Securities Group, Inc.	348,669	2,027,283
Denka Co., Ltd.	32,896	1,209,623
Denso Corp.	140,988	6,864,803
Dentsu, Inc.	49,476	2,368,035
DIC Corp.	36,708	1,201,132
Don Quijote Holdings Co., Ltd.	26,188	1,398,043
Dowa Holdings Co., Ltd.	24,970	791,768
East Japan Railway Co.	85,132	8,427,398
Ebara Corp.	31,359	1,083,833
Eisai Co., Ltd.	45,893	3,327,343
Electric Power Development Co., Ltd.	73,487	1,955,460
FANUC Corp.	21,273	4,556,332
Fast Retailing Co., Ltd.	6,508	2,859,099
Fuji Electric Co., Ltd.	160,056	1,144,678
FUJIFILM Holdings Corp.	154,315	5,939,945
Fujitsu Ltd.	889,534	5,458,625
Furukawa Electric Co., Ltd.	25,256	978,671
Hakuhodo DY Holdings, Inc.	105,179	1,599,298
Hankyu Hanshin Holdings, Inc.	49,302	2,037,516
Hanwa Co., Ltd.	29,548	1,249,694
Haseko Corp.	64,670	984,529
Hino Motors Ltd.	126,031	1,416,391
Hitachi Construction Machinery Co., Ltd.	35,129	1,299,817
Hitachi Ltd.	2,356,105	17,275,284
Hitachi Metals Ltd.	78,304	863,438
Hokuriku Electric Power Co. *(a)	116,425	1,172,341
Honda Motor Co., Ltd.	727,767	23,089,998
Hoya Corp.	57,306	3,414,255
Ibiden Co., Ltd.	60,773	947,017
Idemitsu Kosan Co., Ltd.	84,150	2,830,947
IHI Corp.	48,114	1,813,492
Iida Group Holdings Co., Ltd.	81,776	1,564,842
Inpex Corp.	547,017	6,112,372
Isetan Mitsukoshi Holdings Ltd.	211,423	2,615,422
Isuzu Motors Ltd.	206,004	2,766,440
Security	Number of Shares	Value ($)
ITOCHU Corp.	422,566	7,957,753
J Front Retailing Co., Ltd.	113,419	1,790,359
Japan Post Bank Co., Ltd.	100,816	1,262,926
Japan Post Holdings Co., Ltd.	157,489	1,807,619
Japan Tobacco, Inc.	234,470	6,336,269
JFE Holdings, Inc.	285,717	5,922,359
JGC Corp.	103,970	2,175,193
JSR Corp.	56,851	1,111,432
JTEKT Corp.	103,418	1,510,648
JXTG Holdings, Inc.	2,031,990	13,146,355
K's Holdings Corp.	87,255	1,060,119
Kajima Corp.	182,959	1,495,399
Kaneka Corp.	108,340	1,116,856
Kao Corp.	71,271	5,537,943
Kawasaki Heavy Industries Ltd.	63,617	1,935,240
Kawasaki Kisen Kaisha Ltd. *	67,960	1,401,173
KDDI Corp.	499,773	13,549,463
Keio Corp.	19,423	904,601
Kewpie Corp.	38,351	928,726
Keyence Corp.	3,144	1,933,946
Kikkoman Corp.	25,221	1,193,207
Kintetsu Group Holdings Co., Ltd.	37,941	1,590,697
Kirin Holdings Co., Ltd.	211,357	6,020,985
Kobe Steel Ltd.	311,048	3,129,232
Koito Manufacturing Co., Ltd.	16,280	1,200,265
Komatsu Ltd.	222,274	7,338,551
Konica Minolta, Inc.	310,952	2,844,920
Kubota Corp.	189,845	3,202,963
Kuraray Co., Ltd.	98,943	1,519,048
Kyocera Corp.	81,359	4,834,587
Kyowa Hakko Kirin Co., Ltd.	63,068	1,293,345
Kyushu Electric Power Co., Inc.	126,856	1,501,558
Kyushu Railway Co.	34,245	1,092,171
Lawson, Inc.	17,094	1,115,527
LIXIL Group Corp.	81,749	1,810,374
Makita Corp.	33,938	1,518,143
Marubeni Corp.	790,137	6,170,116
Matsumotokiyoshi Holdings Co., Ltd.	24,643	1,193,080
Mazda Motor Corp.	310,977	3,921,381
Medipal Holdings Corp.	132,318	3,058,130
MEIJI Holdings Co., Ltd.	24,080	2,054,596
MINEBEA MITSUMI, Inc.	53,900	1,025,958
Mitsubishi Chemical Holdings Corp.	465,361	4,317,584
Mitsubishi Corp.	426,989	11,912,225
Mitsubishi Electric Corp.	542,648	7,716,795
Mitsubishi Estate Co., Ltd.	149,779	2,724,132
Mitsubishi Gas Chemical Co., Inc.	36,562	935,882
Mitsubishi Heavy Industries Ltd.	165,514	6,276,568
Mitsubishi Materials Corp.	77,246	2,150,758
Mitsubishi Motors Corp.	457,782	3,471,972
Mitsubishi Tanabe Pharma Corp.	41,791	750,080
Mitsubishi UFJ Financial Group, Inc.	3,015,653	18,203,003
Mitsui & Co., Ltd.	671,962	11,856,516
Mitsui Chemicals, Inc.	66,149	1,917,892
Mitsui Fudosan Co., Ltd.	160,721	4,045,947
Mitsui Mining & Smelting Co., Ltd.	22,030	967,215
Mitsui OSK Lines Ltd.	69,999	1,854,270
Mizuho Financial Group, Inc.	6,465,364	11,288,872
MS&AD Insurance Group Holdings, Inc.	111,816	3,565,103
Murata Manufacturing Co., Ltd.	25,415	3,786,109
Nagase & Co., Ltd.	86,893	1,453,215
Nagoya Railroad Co., Ltd.	49,914	1,285,465
NEC Corp.	184,488	5,213,108
NGK Insulators Ltd.	56,044	1,024,984
NGK Spark Plug Co., Ltd.	57,765	1,584,424
NH Foods Ltd.	39,381	1,622,072
NHK Spring Co., Ltd.	155,592	1,536,658
Nidec Corp.	16,251	2,525,640
Nikon Corp.	126,336	2,052,400

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nintendo Co., Ltd.	5,013	2,076,350
Nippon Electric Glass Co., Ltd.	42,260	1,148,249
Nippon Express Co., Ltd.	36,417	2,745,227
Nippon Paper Industries Co., Ltd.	68,793	1,160,638
Nippon Steel & Sumitomo Metal Corp.	386,904	8,128,385
Nippon Telegraph & Telephone Corp.	337,544	15,863,589
Nippon Yusen K.K.	159,177	3,251,082
Nissan Motor Co., Ltd.	1,145,602	11,393,280
Nisshin Seifun Group, Inc.	60,077	1,271,822
Nitori Holdings Co., Ltd.	7,851	1,352,400
Nitto Denko Corp.	31,605	2,489,826
NOK Corp.	33,075	622,868
Nomura Holdings, Inc.	697,861	3,623,392
Nomura Real Estate Holdings, Inc.	44,150	1,037,461
NSK Ltd.	112,951	1,288,106
NTT Data Corp.	182,645	2,045,920
NTT DOCOMO, Inc.	394,395	10,229,694
Obayashi Corp.	150,300	1,520,362
Odakyu Electric Railway Co., Ltd.	52,424	1,136,348
Oji Holdings Corp.	372,514	2,451,539
Olympus Corp.	37,019	1,315,232
Omron Corp.	48,815	2,574,531
Oriental Land Co., Ltd.	18,774	1,926,735
ORIX Corp.	218,604	3,675,090
Osaka Gas Co., Ltd.	179,854	3,930,814
Otsuka Holdings Co., Ltd.	88,539	4,416,152
Panasonic Corp.	803,922	11,021,601
Recruit Holdings Co., Ltd.	103,176	2,877,475
Resona Holdings, Inc.	594,881	3,323,055
Ricoh Co., Ltd.	425,998	3,866,115
Rohm Co., Ltd.	15,286	1,419,630
Secom Co., Ltd.	42,322	3,162,707
Sega Sammy Holdings, Inc.	67,853	1,201,612
Seibu Holdings, Inc.	55,194	909,867
Seiko Epson Corp.	95,988	1,686,604
Seino Holdings Co., Ltd.	84,366	1,591,885
Sekisui Chemical Co., Ltd.	123,439	2,031,469
Sekisui House Ltd.	231,455	4,137,196
Seven & i Holdings Co., Ltd.	261,723	11,613,665
Shimamura Co., Ltd.	12,287	1,257,595
Shimano, Inc.	9,434	1,336,364
Shimizu Corp.	166,002	1,627,246
Shin-Etsu Chemical Co., Ltd.	54,819	5,494,767
Shionogi & Co., Ltd.	27,386	1,440,320
Shiseido Co., Ltd.	44,668	3,546,469
Showa Denko K.K.	47,962	2,077,051
Showa Shell Sekiyu K.K.	136,822	1,823,538
SMC Corp.	5,680	2,165,975
SoftBank Group Corp.	172,215	12,308,431
Sojitz Corp.	815,608	2,912,752
Sompo Holdings, Inc.	77,840	3,390,298
Sony Corp.	202,632	9,623,831
Stanley Electric Co., Ltd.	30,102	1,029,306
Subaru Corp.	155,017	4,751,315
Sumitomo Chemical Co., Ltd.	586,808	3,559,358
Sumitomo Corp.	376,852	6,338,967
Sumitomo Electric Industries Ltd.	351,411	5,319,116
Sumitomo Forestry Co., Ltd.	60,009	919,646
Sumitomo Heavy Industries Ltd.	38,818	1,375,575
Sumitomo Metal Mining Co., Ltd.	73,503	2,818,478
Sumitomo Mitsui Financial Group, Inc.	361,231	14,971,910
Sumitomo Mitsui Trust Holdings, Inc.	93,962	3,928,164
Sumitomo Realty & Development Co., Ltd.	71,698	2,714,288
Sumitomo Rubber Industries Ltd.	86,096	1,446,226
Suntory Beverage & Food Ltd.	26,218	1,167,979
Suzuken Co., Ltd.	48,614	2,183,592
Suzuki Motor Corp.	89,846	5,178,477
T&D Holdings, Inc.	140,111	2,214,281
Taiheiyo Cement Corp.	43,513	1,614,040
Security	Number of Shares	Value ($)
Taisei Corp.	43,264	2,385,304
Takashimaya Co., Ltd.	132,278	1,106,730
Takeda Pharmaceutical Co., Ltd.	143,624	5,885,352
TDK Corp.	37,468	3,372,792
Teijin Ltd.	75,276	1,463,325
Terumo Corp.	33,894	2,015,327
The Chugoku Electric Power Co., Inc.	174,893	2,290,697
The Kansai Electric Power Co., Inc.	219,970	3,170,629
The Yokohama Rubber Co., Ltd.	63,698	1,389,519
Tobu Railway Co., Ltd.	46,502	1,444,560
Toho Gas Co., Ltd.	33,370	1,055,050
Tohoku Electric Power Co., Inc.	203,029	2,595,677
Tokio Marine Holdings, Inc.	127,918	6,169,546
Tokyo Electric Power Co. Holdings, Inc. *	1,722,531	8,196,866
Tokyo Electron Ltd.	16,365	3,072,815
Tokyo Gas Co., Ltd.	204,971	5,593,806
Tokyu Corp.	135,211	2,406,904
Tokyu Fudosan Holdings Corp.	142,750	1,056,385
Toppan Printing Co., Ltd.	261,966	2,141,155
Toray Industries, Inc.	425,995	3,493,202
Toshiba Corp. *	1,713,911	4,827,252
Tosoh Corp.	65,500	1,151,503
TOTO Ltd.	23,839	1,250,700
Toyo Seikan Group Holdings Ltd.	114,926	1,932,623
Toyo Suisan Kaisha Ltd.	25,206	901,333
Toyoda Gosei Co., Ltd.	40,183	1,061,117
Toyota Industries Corp.	45,483	2,662,542
Toyota Motor Corp.	757,896	48,280,162
Toyota Tsusho Corp.	132,204	4,575,333
Ube Industries Ltd.	52,979	1,509,227
Unicharm Corp.	44,437	1,382,866
West Japan Railway Co.	51,376	3,701,701
Yamada Denki Co., Ltd.	407,635	2,116,123
Yamaha Corp.	24,925	1,303,088
Yamaha Motor Co., Ltd.	75,191	2,180,051
Yamato Holdings Co., Ltd.	114,985	3,306,302
Yamazaki Baking Co., Ltd.	54,395	1,181,575
Yokogawa Electric Corp.	47,092	862,129
		875,663,422

Luxembourg 0.5%
ArcelorMittal	360,199	11,646,747
Millicom International Cellular S.A.	29,067	1,829,914
RTL Group S.A.	15,987	1,204,608
SES S.A.	70,620	1,217,973
Tenaris S.A.	143,169	2,565,309
		18,464,551

Netherlands 5.1%
ABN AMRO Group N.V.	47,963	1,244,036
Aegon N.V.	850,534	5,287,802
Akzo Nobel N.V.	53,683	4,706,078
ASML Holding N.V.	18,432	3,601,723
Boskalis Westminster (a)	36,804	1,015,605
Gemalto N.V. *	20,478	1,198,545
Heineken Holding N.V.	30,200	2,936,529
Heineken N.V.	33,976	3,396,497
ING Groep N.V.	626,992	9,117,856
Koninklijke Ahold Delhaize N.V.	506,575	11,621,899
Koninklijke DSM N.V.	42,164	4,192,391
Koninklijke KPN N.V.	1,425,567	3,872,277
Koninklijke Philips N.V.	202,794	8,289,983
NN Group N.V.	54,408	2,334,644
Randstad N.V.	43,411	2,587,396
RELX N.V.	97,455	2,125,022
Royal Dutch Shell plc, A Shares	1,262,811	43,758,033
Royal Dutch Shell plc, B Shares	1,965,283	70,006,368

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Unilever N.V. CVA	235,487	13,122,958
Wolters Kluwer N.V.	43,381	2,432,680
X5 Retail Group N.V. GDR	23,314	662,118
		197,510,440

New Zealand 0.1%
Contact Energy Ltd.	269,660	1,089,832
Fletcher Building Ltd.	427,436	1,976,410
Spark New Zealand Ltd.	744,145	1,910,993
		4,977,235

Norway 1.0%
DNB A.S.A.	198,491	3,553,774
Equinor A.S.A.	782,020	20,576,581
Marine Harvest A.S.A.	85,954	1,719,595
Norsk Hydro A.S.A.	404,237	2,536,315
Orkla A.S.A.	192,702	1,738,017
Telenor A.S.A.	225,661	4,648,326
Yara International A.S.A.	95,201	3,923,200
		38,695,808

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,257,775	4,918,472
Galp Energia, SGPS, S.A.	162,774	3,020,146
Jeronimo Martins, SGPS, S.A.	52,198	819,518
		8,758,136

Singapore 0.9%
CapitaLand Ltd.	409,234	1,058,694
ComfortDelGro Corp., Ltd.	695,771	1,279,746
DBS Group Holdings Ltd.	248,830	5,278,184
Flex Ltd. *	153,697	2,134,851
Hutchison Port Holdings Trust	2,274,327	625,440
Jardine Cycle & Carriage Ltd.	48,231	1,239,087
Keppel Corp., Ltd.	614,751	3,543,856
Oversea-Chinese Banking Corp., Ltd.	503,860	4,724,217
Sembcorp Industries Ltd.	475,619	1,041,956
Singapore Airlines Ltd.	226,272	1,908,369
Singapore Press Holdings Ltd.	507,251	997,473
Singapore Telecommunications Ltd.	1,817,958	4,458,411
United Overseas Bank Ltd.	186,915	3,932,699
Wilmar International Ltd.	822,556	1,992,659
		34,215,642

Spain 3.3%
Abertis Infraestructuras S.A.	121,661	2,607,393
Acciona S.A. (a)	12,083	911,714
ACS, Actividades de Construccion y Servicios S.A.	76,407	3,167,132
Aena SME S.A.	5,763	1,105,271
Amadeus IT Group S.A.	34,246	2,714,326
Banco Bilbao Vizcaya Argentaria S.A.	1,102,897	7,517,195
Banco de Sabadell S.A.	1,149,284	1,929,162
Banco Santander S.A.	6,275,640	33,697,543
CaixaBank S.A.	453,854	1,926,293
Distribuidora Internacional de Alimentacion S.A.	249,242	846,927
Enagas S.A.	49,519	1,318,498
Endesa S.A.	228,528	5,027,105
Ferrovial S.A.	101,205	2,059,120
Gas Natural SDG S.A.	142,337	3,487,487
Grifols S.A.	36,948	1,086,861
Iberdrola S.A.	1,595,999	11,312,192
Industria de Diseno Textil S.A.	131,854	4,157,194
Security	Number of Shares	Value ($)
Mapfre S.A.	393,253	1,189,842
Red Electrica Corp. S.A.	76,394	1,484,759
Repsol S.A.	781,977	14,883,229
Telefonica S.A.	2,700,943	23,794,257
		126,223,500

Sweden 2.4%
Alfa Laval AB	55,071	1,373,080
Arjo AB, B Shares	56,066	187,274
Assa Abloy AB, B Shares	117,312	2,518,468
Atlas Copco AB, A Shares	129,694	5,139,769
Atlas Copco AB, B Shares	58,498	2,112,941
Autoliv, Inc.	22,900	3,388,513
Boliden AB	63,134	2,222,132
Electrolux AB, Series B	55,135	1,358,445
Essity AB, B Shares	121,670	3,085,938
Getinge AB, B Shares	57,302	554,483
Hennes & Mauritz AB, B Shares (a)	366,812	5,518,980
Hexagon AB, B Shares	23,598	1,327,165
Husqvarna AB, B Shares	113,791	1,116,818
Nordea Bank AB	669,040	6,423,972
Sandvik AB	233,184	4,039,670
Securitas AB, B Shares	111,080	1,787,251
Skandinaviska Enskilda Banken AB, A Shares	273,561	2,460,646
Skanska AB, B Shares	129,718	2,384,560
SKF AB, B Shares	118,951	2,306,505
SSAB AB, A Shares	61,476	331,614
SSAB AB, B Shares	245,813	1,049,862
Svenska Cellulosa AB SCA, B Shares	101,988	1,128,004
Svenska Handelsbanken AB, A Shares	286,506	3,135,712
Swedbank AB, A Shares	214,995	4,462,174
Swedish Match AB	34,799	1,647,020
Tele2 AB, B Shares	202,439	2,473,269
Telefonaktiebolaget LM Ericsson, B Shares	1,753,209	12,696,904
Telia Co. AB	1,343,686	6,289,614
Trelleborg AB, B Shares	61,837	1,351,680
Volvo AB, A Shares	40,471	693,328
Volvo AB, B Shares	396,478	6,812,453
		91,378,244

Switzerland 6.0%
ABB Ltd.	487,318	11,049,047
Adecco Group AG	63,958	3,846,198
Aryzta AG *(a)	40,986	612,435
Baloise Holding AG	9,630	1,416,436
Chocoladefabriken Lindt & Sprungli AG	86	1,106,490
Cie Financiere Richemont S.A.	88,872	8,166,714
Clariant AG *	54,442	1,316,886
Coca-Cola HBC AG *	37,711	1,289,630
Credit Suisse Group AG *	422,685	6,457,867
Ferguson plc	80,763	6,278,242
Geberit AG	3,100	1,342,671
Georg Fischer AG	738	957,125
Givaudan S.A.	1,076	2,402,421
Glencore plc *	5,680,890	28,124,303
Idorsia Ltd. *	18,789	455,630
Julius Baer Group Ltd. *	16,172	945,875
Kuehne & Nagel International AG	10,447	1,579,111
LafargeHolcim Ltd. *	112,136	5,753,372
Lonza Group AG *	5,386	1,444,704
Nestle S.A.	528,902	40,016,001
Novartis AG	391,136	29,027,853
Roche Holding AG	110,139	23,644,427
Roche Holding AG, Bearer Shares	5,405	1,180,952
Schindler Holding AG	5,338	1,124,032
SGS S.A.	755	1,957,578

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sika AG	222	1,777,174
STMicroelectronics N.V.	92,915	2,209,323
Swiss Life Holding AG *	5,184	1,771,767
Swiss Prime Site AG *	10,477	979,921
Swiss Re AG	126,790	10,985,629
Swisscom AG	7,039	3,147,538
TE Connectivity Ltd.	55,538	5,169,477
The Swatch Group AG	18,849	4,409,294
UBS Group AG *	393,060	5,937,281
Zurich Insurance Group AG	42,243	12,555,594
		230,438,998

United Kingdom 16.1%
3i Group plc	100,970	1,280,411
Admiral Group plc	35,355	905,854
Aggreko plc	114,917	1,074,376
Anglo American plc	442,233	10,575,761
Antofagasta plc	127,688	1,791,681
Ashtead Group plc	61,574	1,909,870
Associated British Foods plc	78,151	2,755,780
AstraZeneca plc	326,905	23,776,902
Aviva plc	746,948	5,076,979
Babcock International Group plc	166,751	1,848,321
BAE Systems plc	731,121	6,220,510
Balfour Beatty plc	321,370	1,306,841
Barclays plc	5,281,544	13,861,811
Barratt Developments plc	205,092	1,488,974
Bellway plc	25,124	1,097,549
Berkeley Group Holdings plc	33,306	1,881,770
BHP Billiton plc	909,497	20,924,753
BP plc	12,883,476	98,797,454
British American Tobacco plc	369,327	19,014,017
BT Group plc	2,909,963	7,934,024
Bunzl plc	66,327	2,021,110
Burberry Group plc	84,488	2,326,053
Capita plc	816,522	1,470,585
Carillion plc *(a)(b)	1,482,666	—
Carnival plc	27,483	1,768,904
Centrica plc	3,381,571	6,565,048
CNH Industrial N.V.	195,283	2,284,097
Cobham plc *	570,199	944,626
Coca-Cola European Partners plc	41,671	1,582,248
Compass Group plc	238,729	5,138,230
Croda International plc	17,164	1,064,768
DCC plc	20,765	1,993,574
Debenhams plc (a)	2,039,064	583,356
Diageo plc	312,396	11,483,435
Direct Line Insurance Group plc	562,195	2,674,405
Dixons Carphone plc	461,704	1,136,578
Drax Group plc	375,928	1,643,752
DS Smith plc	189,002	1,390,771
easyJet plc	96,919	2,204,018
Fiat Chrysler Automobiles N.V. *	436,902	9,893,914
Firstgroup plc *	1,357,840	1,622,516
G4S plc	449,715	1,615,118
GlaxoSmithKline plc	1,327,011	26,910,612
Greene King plc	103,250	796,585
Hiscox Ltd.	46,377	926,908
HSBC Holdings plc	4,595,708	44,066,724
IMI plc	87,924	1,357,155
Imperial Brands plc	245,067	8,837,272
Inchcape plc	173,504	1,688,838
Informa plc	105,128	1,097,287
Inmarsat plc	83,276	415,099
InterContinental Hotels Group plc	33,570	2,150,411
International Consolidated Airlines Group S.A.	202,880	1,837,364
Intertek Group plc	15,734	1,144,387
Security	Number of Shares	Value ($)
Investec plc	121,837	900,753
ITV plc	1,144,465	2,476,208
J Sainsbury plc	1,568,196	6,642,033
John Wood Group plc	377,407	3,367,732
Johnson Matthey plc	99,639	4,657,701
Kingfisher plc	1,261,930	5,124,882
Land Securities Group plc	112,997	1,397,742
Legal & General Group plc	1,106,076	3,970,919
Liberty Global plc, Class A *	46,045	1,312,743
Liberty Global plc, Class C *	128,508	3,557,101
Lloyds Banking Group plc	10,201,921	8,580,880
Man Group plc	432,178	1,044,917
Marks & Spencer Group plc	1,094,398	4,135,783
Meggitt plc	199,069	1,302,471
Mondi plc	86,229	2,396,933
National Grid plc	1,144,406	12,689,531
Next plc	49,091	3,788,733
Old Mutual plc	1,217,560	3,885,113
Pearson plc	402,485	4,828,672
Pennon Group plc	126,296	1,255,041
Persimmon plc	47,838	1,802,729
Petrofac Ltd.	183,665	1,423,839
Phoenix Group Holdings	112,671	1,161,925
Provident Financial plc *(a)	107,358	916,564
Prudential plc	304,272	7,332,372
Reckitt Benckiser Group plc	92,077	7,058,511
RELX plc	107,154	2,356,210
Rio Tinto plc	380,963	21,493,777
Rolls Royce Holdings plc C Shares *(b)	39,324,131	52,327
Rolls-Royce Holdings plc *	571,138	6,266,838
Royal Bank of Scotland Group plc *	376,830	1,379,431
Royal Mail plc	644,375	4,364,360
RSA Insurance Group plc	201,741	1,749,736
Severn Trent plc	65,804	1,741,611
Sky plc	209,226	3,750,139
Smith & Nephew plc	128,365	2,337,521
Smiths Group plc	89,538	2,097,527
Spectris plc	29,903	1,110,551
SSE plc	452,672	8,237,113
Standard Chartered plc	928,836	9,326,526
Standard Life Aberdeen plc	661,261	3,084,076
Subsea 7 S.A.	118,044	1,800,403
Tate & Lyle plc	149,040	1,365,236
Taylor Wimpey plc	598,957	1,515,500
Tesco plc	4,824,392	15,772,910
The British Land Co. plc	110,807	999,680
The Sage Group plc	194,377	1,713,284
The Weir Group plc	49,819	1,452,451
Travis Perkins plc	118,281	2,117,692
Unilever plc	168,283	9,285,087
United Utilities Group plc	188,063	1,941,410
Vodafone Group plc	10,782,216	27,521,113
Whitbread plc	37,101	2,080,881
William Hill plc	293,777	1,250,927
Wm Morrison Supermarkets plc	1,785,778	5,840,815
WPP plc	303,312	4,974,399
		622,150,745
Total Common Stock
(Cost $3,429,930,268)		3,800,250,924

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 0.7% of net assets

Germany 0.7%
Fuchs Petrolub SE	18,277	957,076
Henkel AG & Co. KGaA	28,338	3,494,790
Volkswagen AG	104,425	19,617,826
		24,069,692

Italy 0.0%
Intesa Sanpaolo S.p.A. - RSP	204,453	614,544

Spain 0.0%
Grifols S.A., B Shares	25,122	547,789
Total Preferred Stock
(Cost $21,507,413)		25,232,025

Rights 0.0% of net assets

Spain 0.0%
Ferrovial S.A. *	98,840	35,997
Total Rights
(Cost $36,598)		35,997

Other Investment Companies 0.8% of net assets

United States 0.8%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (c)	5,571,907	5,571,907
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 1.67% (c)	25,241,782	25,241,782
Total Other Investment Companies
(Cost $30,813,689)		30,813,689

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	211	20,962,850	(442,993)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $23,440,593.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,178,100,179	$—	$—	$3,178,100,179
United Kingdom	622,098,418	—	52,327 *	622,150,745
Preferred Stock[1]	25,232,025	—	—	25,232,025
Other Investment Companies[1]	30,813,689	—	—	30,813,689
Rights [1]	35,997	—	—	35,997
Liabilities
Futures Contracts[2]	(442,993)	—	—	(442,993)
Total	$3,855,837,315	$—	$52,327	$3,855,889,642
*	Level 3 amount shown includes securities determined to have no value at May 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 5.9%
Adelaide Brighton Ltd.	317,561	1,573,851
ALS Ltd.	408,045	2,312,517
Ansell Ltd.	82,623	1,641,063
Ardent Leisure Group	563,440	852,654
Aristocrat Leisure Ltd.	89,560	2,035,678
ASX Ltd.	55,984	2,568,305
AusNet Services	1,305,558	1,605,257
Austal Ltd.	394,175	548,785
Australian Pharmaceutical Industries Ltd.	1,056,626	1,083,317
Automotive Holdings Group Ltd.	658,962	1,386,118
Bank of Queensland Ltd.	255,079	1,955,146
Beach Energy Ltd.	1,260,430	1,564,075
Bega Cheese Ltd. (a)	135,837	745,163
carsales.com Ltd.	73,835	817,338
Challenger Ltd.	195,897	1,910,626
Charter Hall Retail REIT	167,436	534,634
Cleanaway Waste Management Ltd.	1,673,250	2,063,685
Cochlear Ltd.	13,029	1,933,724
Computershare Ltd.	225,114	2,953,566
Cromwell Property Group	907,745	745,227
Crown Resorts Ltd.	293,430	2,952,917
CSR Ltd.	536,749	2,038,778
Dexus	342,991	2,566,694
Domain Holdings Australia Ltd.	183,129	450,335
DuluxGroup Ltd.	228,794	1,289,721
Event Hospitality & Entertainment Ltd.	87,280	941,076
Fairfax Media Ltd.	3,456,007	1,856,641
Flight Centre Travel Group Ltd.	44,586	2,078,812
G.U.D. Holdings Ltd.	80,147	781,691
G8 Education Ltd. (a)	204,627	385,529
Genworth Mortgage Insurance Australia Ltd.	429,482	796,171
GrainCorp Ltd., Class A	402,867	2,441,683
GWA Group Ltd.	321,449	868,311
Harvey Norman Holdings Ltd. (a)	487,936	1,329,108
Healthscope Ltd.	609,026	1,082,926
Inghams Group Ltd.	639,472	1,916,072
Investa Office Fund	205,787	786,329
InvoCare Ltd.	52,646	525,817
IOOF Holdings Ltd.	180,885	1,197,583
IRESS Ltd.	58,542	458,462
JB Hi-Fi Ltd.	135,668	2,462,650
McMillan Shakespeare Ltd.	69,371	889,698
Mineral Resources Ltd.	130,782	1,828,711
Monadelphous Group Ltd.	180,025	1,976,493
Myer Holdings Ltd. (a)	5,357,515	1,743,118
Navitas Ltd.	260,138	868,035
nib Holdings Ltd.	275,779	1,141,415
Nine Entertainment Co. Holdings Ltd.	511,799	933,279
Nufarm Ltd.	180,349	1,295,016
OceanaGold Corp.	399,693	982,902
Orora Ltd.	868,244	2,259,931
OZ Minerals Ltd.	369,789	2,753,240
Security	Number of Shares	Value ($)
Pact Group Holdings Ltd.	148,063	634,100
Perpetual Ltd.	23,620	686,288
Premier Investments Ltd.	87,497	1,051,991
Primary Health Care Ltd.	674,494	1,913,835
Qantas Airways Ltd.	681,876	3,276,228
Qube Holdings Ltd.	479,642	849,235
Ramsay Health Care Ltd.	49,497	2,296,925
Regis Resources Ltd.	179,667	644,379
Resolute Mining Ltd.	653,337	612,991
Sandfire Resources NL	106,441	699,880
SEEK Ltd.	108,975	1,665,610
Seven Group Holdings Ltd.	74,579	1,115,061
Seven West Media Ltd.	2,725,236	1,690,881
Sigma Healthcare Ltd.	2,733,111	1,623,387
South32 Ltd.	916,325	2,579,215
Southern Cross Media Group Ltd.	891,703	873,746
Super Retail Group Ltd.	215,933	1,387,145
Sydney Airport	319,329	1,758,996
The GPT Group	629,533	2,395,971
The Star Entertainment Grp Ltd.	575,307	2,159,118
TPG Telecom Ltd.	137,085	577,750
Treasury Wine Estates Ltd.	179,298	2,249,339
Vicinity Centres	814,467	1,645,431
Village Roadshow Ltd. *	280,005	487,291
Washington H Soul Pattinson & Co., Ltd.	57,994	856,999
Western Areas Ltd.	316,670	809,876
Whitehaven Coal Ltd.	463,985	1,846,651
		115,098,192

Austria 1.1%
ams AG	12,176	1,054,238
ANDRITZ AG	44,632	2,224,624
Austria Technologie & Systemtechnik AG	36,219	750,865
BUWOG AG *	27,912	946,172
CA Immobilien Anlagen AG	24,384	855,042
IMMOFINANZ AG *	529,483	1,274,451
Lenzing AG	5,576	621,922
Oesterreichische Post AG	35,664	1,656,897
Rhi Magnesita N.V. *	21,786	1,478,467
S IMMO AG	39,045	770,255
Schoeller-Bleckmann Oilfield Equipment AG	9,004	1,136,171
Semperit AG Holding	21,599	448,278
Telekom Austria AG *	93,626	828,415
UNIQA Insurance Group AG	82,718	976,188
Verbund AG	34,577	1,122,863
Vienna Insurance Group AG Wiener Versicherung Gruppe	45,049	1,292,556
Wienerberger AG	122,477	3,262,515
Zumtobel Group AG	41,183	340,356
		21,040,275

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Belgium 1.1%
Ackermans & van Haaren N.V.	8,543	1,455,947
AGFA-Gevaert N.V. *	209,438	749,566
Barco N.V.	10,124	1,252,681
Befimmo S.A.	11,193	697,702
Bekaert S.A.	42,039	1,570,308
bpost S.A.	82,243	1,454,434
Cie d'Entreprises CFE	4,885	614,703
Cofinimmo S.A.	10,905	1,350,590
D'Ieteren S.A. N.V.	51,702	2,235,428
Elia System Operator S.A. N.V.	25,325	1,602,253
Euronav N.V.	95,940	882,487
Gimv N.V.	14,101	837,819
Nyrstar N.V. *(a)	182,428	1,054,945
Ontex Group N.V.	42,622	1,159,237
Orange Belgium S.A.	51,995	1,024,510
Sofina S.A.	3,486	586,780
Telenet Group Holding N.V. *	31,090	1,569,964
Tessenderlo Group S.A. *	25,242	990,023
		21,089,377

Canada 8.6%
Aecon Group, Inc.	110,569	1,276,845
AGF Management Ltd., Class B	192,315	1,005,162
Aimia, Inc.	914,549	1,642,691
Air Canada *	52,374	927,406
Algonquin Power & Utilities Corp.	110,053	1,071,515
Allied Properties Real Estate Investment Trust	17,167	562,573
AltaGas Ltd.	114,750	2,251,301
Artis Real Estate Investment Trust	67,901	705,077
AutoCanada, Inc.	38,424	503,256
Bird Construction, Inc.	88,087	494,352
Boardwalk Real Estate Investment Trust (a)	17,901	655,349
Bombardier, Inc., B Shares *	557,307	2,096,560
Bonavista Energy Corp.	1,591,359	1,975,091
Bonterra Energy Corp.	47,298	607,086
CAE, Inc.	136,494	2,873,613
Canadian Apartment Properties REIT	27,754	872,073
Canadian Solar, Inc. *	52,119	865,697
Canadian Utilities Ltd., Class A	94,033	2,281,235
Canadian Western Bank	50,898	1,323,850
Canfor Corp. *	74,692	1,869,603
Capital Power Corp. (a)	117,301	2,261,562
Cascades, Inc.	105,869	1,019,352
CCL Industries, Inc., Class B	36,765	1,818,694
Centerra Gold, Inc. *	241,586	1,268,271
CES Energy Solutions Corp.	178,214	736,376
Chartwell Retirement Residences	49,172	550,399
Chemtrade Logistics Income Fund	78,421	954,570
Cineplex, Inc.	53,829	1,187,209
Cogeco Communications, Inc.	21,881	1,147,858
Cogeco, Inc.	18,980	954,706
Colliers International Group, Inc.	9,514	686,047
Cominar Real Estate Investment Trust	95,587	895,299
Constellation Software, Inc.	2,550	2,007,486
Corus Entertainment, Inc., B Shares	116,681	560,378
Cott Corp.	83,076	1,308,389
Crew Energy, Inc. *	284,502	528,561
Dorel Industries, Inc., Class B	66,547	1,126,046
Dream Global Real Estate Investment Trust	80,335	921,512
Dream Office Real Estate Investment Trust	58,270	1,112,215
Eldorado Gold Corp. *	833,695	944,752
Enercare, Inc.	52,417	695,822
Enerflex Ltd.	99,848	1,129,178
Ensign Energy Services, Inc.	448,051	2,027,489
Entertainment One Ltd.	374,997	1,497,968
Security	Number of Shares	Value ($)
Exchange Income Corp. (a)	25,965	678,749
Extendicare, Inc.	105,495	599,366
First Capital Realty, Inc.	82,087	1,330,149
FirstService Corp.	9,797	689,083
Franco-Nevada Corp.	21,812	1,537,366
Genworth MI Canada, Inc. (a)	43,519	1,345,627
Gran Tierra Energy, Inc. *	497,372	1,618,031
Granite Real Estate Investment Trust	19,902	789,974
Great Canadian Gaming Corp. *	34,609	1,390,283
H&R Real Estate Investment Trust	103,486	1,612,282
Home Capital Group, Inc. *(a)	116,531	1,264,845
Hudbay Minerals, Inc.	100,101	642,801
Hudson's Bay Co. (a)	229,806	1,707,778
Hydro One Ltd.	53,176	797,722
IAMGOLD Corp. *	288,761	1,803,087
IGM Financial, Inc.	87,710	2,591,002
Industrial Alliance Insurance & Financial Services, Inc.	58,398	2,385,981
Innergex Renewable Energy, Inc.	49,236	515,817
Interfor Corp. *	55,439	1,102,198
Intertape Polymer Group, Inc.	40,920	603,453
Just Energy Group, Inc.	172,728	640,473
Kinross Gold Corp. *	681,289	2,457,934
Laurentian Bank of Canada	23,796	829,154
Linamar Corp.	50,490	2,526,835
Lundin Mining Corp.	207,725	1,301,884
Maple Leaf Foods, Inc.	86,491	2,014,923
Martinrea International, Inc.	144,747	1,735,134
Maxar Technologies Ltd.	45,181	2,159,437
Medical Facilities Corp. (a)	53,546	584,498
MEG Energy Corp. *	398,611	2,851,611
Morneau Shepell, Inc.	36,657	724,832
Mullen Group Ltd.	161,453	1,864,451
Nevsun Resources Ltd.	494,564	1,574,583
New Gold, Inc. *	289,982	672,869
NFI Group, Inc.	18,560	777,912
Norbord, Inc.	24,974	1,040,968
Northland Power, Inc.	57,436	1,059,546
Open Text Corp.	59,813	2,085,524
Pan American Silver Corp.	67,658	1,195,437
Parex Resources, Inc. *	68,574	1,237,525
Pason Systems, Inc.	67,079	1,040,417
Pengrowth Energy Corp. *(a)	3,101,875	2,295,560
Peyto Exploration & Development Corp.	140,295	1,145,332
PrairieSky Royalty Ltd.	27,890	574,699
Precision Drilling Corp. *	820,793	2,834,684
Premium Brands Holdings Corp.	8,365	748,284
Quebecor, Inc., Class B	155,227	2,992,775
Restaurant Brands International, Inc.	24,161	1,426,155
Richelieu Hardware Ltd.	33,249	767,659
RioCan Real Estate Investment Trust	103,980	1,887,704
Ritchie Bros. Auctioneers, Inc.	37,546	1,279,030
Rogers Sugar, Inc.	120,919	504,295
Russel Metals, Inc.	120,935	2,732,505
Secure Energy Services, Inc.	185,201	1,122,171
SEMAFO, Inc. *	265,195	721,661
ShawCor Ltd.	104,714	2,085,078
SmartCentres Real Estate Investment Trust	40,076	908,908
Stantec, Inc.	69,778	1,759,512
Stella-Jones, Inc.	16,696	602,225
SunOpta, Inc. *	77,076	632,199
Superior Plus Corp.	238,066	2,270,179
TFI International, Inc.	99,817	3,029,444
The North West Co., Inc.	55,999	1,211,326
TMX Group Ltd.	21,862	1,370,336
Toromont Industries Ltd.	46,413	2,082,717
Tourmaline Oil Corp.	80,953	1,613,818
Transcontinental, Inc., Class A	92,900	2,092,613

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Trinidad Drilling Ltd. *	736,970	999,898
Uni-Select, Inc.	49,096	758,846
Waste Connections, Inc.	38,771	2,979,856
Western Forest Products, Inc.	560,666	1,201,551
Westshore Terminals Investment Corp.	40,099	710,975
Wheaton Precious Metals Corp.	111,984	2,446,521
Whitecap Resources, Inc.	195,546	1,415,493
Winpak Ltd.	15,155	516,265
WSP Global, Inc.	48,718	2,560,587
Yamana Gold, Inc.	836,708	2,431,691
Yellow Pages Ltd. *(a)	473,757	3,400,152
		168,694,719

Denmark 1.4%
Chr Hansen Holding A/S	16,283	1,561,256
D/S Norden A/S *(a)	44,493	829,636
Dfds A/S	21,067	1,250,167
FLSmidth & Co. A/S	45,641	3,054,877
GN Store Nord A/S	52,563	2,003,915
H. Lundbeck A/S	13,056	919,533
Jyske Bank A/S	26,568	1,445,781
Matas A/S	57,207	584,940
Nilfisk Holding A/S *	10,281	467,571
NKT A/S *(a)	27,970	794,813
Orsted A/S	41,844	2,503,468
Per Aarsleff Holding A/S, Class B	28,441	1,008,016
Rockwool International A/S, B Shares	8,337	2,933,911
Royal Unibrew A/S	18,430	1,320,857
Scandinavian Tobacco Group A/S, Class A	34,176	504,074
Schouw & Co. A/S	8,842	794,547
SimCorp A/S	9,103	735,915
Sydbank A/S	35,522	1,203,276
Topdanmark A/S	16,558	742,657
Tryg A/S	65,441	1,505,547
William Demant Holding A/S *	36,234	1,317,176
		27,481,933

Finland 1.4%
Amer Sports Oyj *	84,831	2,733,040
Cargotec Oyj, B Shares	36,994	1,894,010
Caverion Oyj *(a)	151,532	1,270,022
Cramo Oyj	42,987	963,431
Finnair Oyj	60,055	744,485
Huhtamaki Oyj	53,889	2,195,371
Kemira Oyj	127,374	1,653,362
Konecranes Oyj	34,068	1,423,281
Metsa Board Oyj	174,529	1,993,475
Outokumpu Oyj	257,582	1,622,444
Outotec Oyj *	146,699	1,366,851
Raisio Oyj, V Shares	139,094	587,759
Ramirent Oyj	80,476	834,184
Sanoma Oyj	128,068	1,313,303
Tieto Oyj	74,778	2,601,193
Tikkurila Oyj	42,433	755,859
Uponor Oyj	40,898	666,931
Valmet Oyj	85,926	1,578,744
YIT Oyj	202,327	1,218,670
		27,416,415

France 3.5%
Aeroports de Paris	11,997	2,502,532
Alten S.A.	15,596	1,569,289
Altran Technologies S.A. (a)	66,451	980,462
Amundi S.A.	11,257	821,794
BioMerieux	12,452	1,094,502
Coface S.A. *	92,577	983,392
Security	Number of Shares	Value ($)
Dassault Aviation S.A.	497	961,885
Dassault Systemes S.A.	23,698	3,323,670
Derichebourg S.A.	86,680	525,132
Edenred	95,116	3,045,522
Elior Group S.A.	82,578	1,372,640
Elis S.A.	146,908	3,167,340
Europcar Groupe S.A.	45,658	473,807
Fnac Darty S.A. *	13,818	1,451,677
Fonciere Des Regions	15,823	1,648,464
Gecina S.A.	13,360	2,308,078
Getlink	189,155	2,559,079
ICADE	21,119	1,959,850
Iliad S.A.	10,127	1,713,489
Imerys S.A.	25,060	2,132,510
Ingenico Group S.A.	20,388	1,627,845
Ipsen S.A.	7,961	1,261,508
IPSOS	36,052	1,225,471
JCDecaux S.A.	54,289	1,686,950
Korian S.A.	27,841	939,215
Mercialys S.A.	41,232	752,755
Mersen S.A.	13,905	590,819
Metropole Television S.A.	61,627	1,302,782
Neopost S.A.	76,854	2,133,343
Nexans S.A.	38,935	1,733,872
Nexity S.A.	33,013	1,919,096
Orpea	12,177	1,596,256
Plastic Omnium S.A.	39,775	1,834,888
Remy Cointreau S.A.	8,612	1,273,688
SEB S.A.	12,804	2,309,173
Societe BIC S.A.	24,224	2,352,619
Sopra Steria Group	7,370	1,466,811
SPIE S.A.	33,220	636,730
Tarkett S.A.	14,968	415,138
Technicolor S.A.	640,948	1,105,060
Television Francaise 1 S.A.	148,911	1,620,038
UBISOFT Entertainment S.A. *	27,316	2,953,278
Vicat S.A.	18,250	1,253,695
		68,586,144

Germany 2.5%
1&1 Drillisch AG	12,168	840,859
Aareal Bank AG	36,886	1,579,331
Axel Springer SE	30,728	2,227,452
Bechtle AG	21,282	1,871,880
CANCOM SE	8,868	1,006,177
Deutsche Pfandbriefbank AG	144,753	2,205,060
Deutsche Wohnen SE	64,650	3,028,448
Duerr AG	12,355	1,239,137
ElringKlinger AG	51,650	824,781
Fielmann AG	10,707	848,633
Fraport AG Frankfurt Airport Services Worldwide	22,181	2,071,868
Gerresheimer AG	20,440	1,590,243
Grammer AG	11,753	920,563
Heidelberger Druckmaschinen AG *	192,737	679,445
Hella GmbH & Co. KGaA	28,663	1,800,057
Jenoptik AG	27,349	1,128,850
Krones AG	10,757	1,382,486
LEG Immobilien AG	20,614	2,256,120
Nordex SE *	49,621	607,029
Norma Group SE	14,987	1,145,003
Pfeiffer Vacuum Technology AG	4,313	755,185
Rhoen-Klinikum AG	50,974	1,569,661
SAF-Holland S.A.	43,310	791,198
Scout24 AG	14,542	744,518
Siltronic AG	6,261	1,056,073
SMA Solar Technology AG	19,218	1,155,308
Software AG	27,534	1,313,901

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
STADA Arzneimittel AG	24,935	2,357,636
TAG Immobilien AG	52,065	1,095,782
Talanx AG *	39,105	1,505,447
TLG Immobilien AG	24,909	704,227
United Internet AG	35,409	2,256,777
Wacker Chemie AG	12,918	2,096,006
Wirecard AG	10,418	1,607,067
Zalando SE *	12,726	676,648
		48,938,856

Hong Kong 4.7%
AAC Technologies Holdings, Inc.	103,435	1,557,297
ASM Pacific Technology Ltd.	98,311	1,290,903
BOC Aviation Ltd.	114,797	712,711
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	227,574
Cafe de Coral Holdings Ltd.	276,206	711,277
Cathay Pacific Airways Ltd.	1,560,661	2,542,691
China Travel International Investment Hong Kong Ltd.	1,740,177	772,017
Chow Sang Sang Holdings International Ltd.	616,619	1,271,890
Chow Tai Fook Jewellery Group Ltd.	1,174,606	1,608,239
CK Infrastructure Holdings Ltd.	64,080	483,613
Dairy Farm International Holdings Ltd.	197,472	1,692,335
Far East Consortium International Ltd.	968,904	576,835
FIH Mobile Ltd.	6,018,518	1,120,203
First Pacific Co., Ltd.	3,241,478	1,636,411
Giordano International Ltd.	1,761,861	1,201,654
Global Brands Group Holding Ltd. *	19,219,792	796,317
Great Eagle Holdings Ltd.	146,046	744,738
Hang Lung Group Ltd.	535,847	1,659,974
Hang Lung Properties Ltd.	1,045,495	2,372,445
Henderson Land Development Co., Ltd.	415,786	2,735,103
HK Electric Investments & HK Electric Investments Ltd.	917,796	886,889
HKBN Ltd.	485,333	670,692
Hopewell Holdings Ltd.	180,574	621,546
Huabao International Holdings Ltd.	1,687,692	1,114,492
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,090,945	746,371
Hysan Development Co., Ltd.	187,366	1,083,234
Johnson Electric Holdings Ltd.	275,983	844,399
Ju Teng International Holdings Ltd.	2,625,884	381,623
K Wah International Holdings Ltd.	861,529	576,612
Kerry Logistics Network Ltd.	610,429	898,039
Kerry Properties Ltd.	573,892	3,069,137
Luk Fook Holdings International Ltd.	458,797	2,090,984
Man Wah Holdings Ltd. (a)	741,553	656,078
Melco Resorts & Entertainment Ltd. ADR	58,558	1,912,504
MGM China Holdings Ltd.	532,824	1,548,719
Minth Group Ltd.	200,399	922,267
MMG Ltd. *	1,436,345	1,043,729
NewOcean Energy Holdings Ltd. *	2,616,947	553,805
NWS Holdings Ltd.	942,939	1,755,054
Orient Overseas International Ltd.	195,944	1,848,493
Pacific Basin Shipping Ltd. *	4,075,587	1,085,902
Pacific Textiles Holdings Ltd.	1,091,810	945,085
Pou Sheng International Holdings Ltd.	3,006,782	563,473
Power Assets Holdings Ltd.	276,316	1,921,564
Sa Sa International Holdings Ltd.	1,628,336	1,166,634
Seaspan Corp. (a)	88,465	776,723
Semiconductor Manufacturing International Corp. *(a)	1,700,870	2,224,706
Shangri-La Asia Ltd.	733,856	1,466,936
Shougang Fushan Resources Group Ltd.	3,678,205	923,754
Shui On Land Ltd.	3,063,906	859,315
Sino Land Co., Ltd.	1,620,313	2,805,129
Security	Number of Shares	Value ($)
SITC International Holdings Co., Ltd.	751,704	881,635
SmarTone Telecommunications Holdings Ltd.	568,710	638,010
Stella International Holdings Ltd.	901,019	1,084,326
Sun Art Retail Group Ltd.	2,199,064	2,590,383
Swire Properties Ltd.	428,030	1,677,929
Techtronic Industries Co., Ltd.	483,090	2,897,622
Television Broadcasts Ltd.	339,549	1,155,760
Texwinca Holdings Ltd.	1,391,778	711,489
The Bank of East Asia Ltd.	505,735	2,098,593
The Hongkong & Shanghai Hotels Ltd.	382,097	622,528
Tingyi Cayman Islands Holding Corp.	1,755,624	3,930,159
Truly International Holdings Ltd. (a)	3,326,754	695,534
Uni-President China Holdings Ltd.	1,031,436	1,111,100
Vitasoy International Holdings Ltd.	293,247	910,304
VTech Holdings Ltd.	145,312	1,775,611
Wynn Macau Ltd.	925,732	3,552,269
Xinyi Glass Holdings Ltd.	1,009,045	1,386,703
		91,398,070

Ireland 0.9%
C&C Group plc	300,908	1,050,237
Glanbia plc	80,387	1,486,358
ICON plc *	18,374	2,369,878
Irish Continental Group plc	101,651	646,682
James Hardie Industries plc	112,748	1,891,340
Jazz Pharmaceuticals plc *	9,376	1,584,544
Kingspan Group plc	48,062	2,221,669
Origin Enterprises plc	119,520	753,385
Paddy Power Betfair plc	15,075	1,830,092
Total Produce plc	416,638	1,069,951
UDG Healthcare plc	120,695	1,443,820
		16,347,956

Israel 0.8%
Azrieli Group Ltd.	11,226	546,996
Cellcom Israel Ltd. *	111,082	778,561
Delek Group Ltd.	5,429	821,298
Elbit Systems Ltd.	9,158	1,098,888
First International Bank of Israel Ltd.	34,978	771,656
Gazit-Globe Ltd.	70,820	683,004
Israel Discount Bank Ltd., A Shares	851,558	2,566,444
Mizrahi Tefahot Bank Ltd.	56,182	1,072,954
NICE Ltd. *	18,803	1,972,077
Partner Communications Co., Ltd. *	158,090	627,591
Paz Oil Co., Ltd.	11,573	1,619,033
Taro Pharmaceutical Industries Ltd. *	5,750	684,078
The Israel Corp., Ltd.	11,132	2,284,511
Tower Semiconductor Ltd. *	19,672	517,321
		16,044,412

Italy 2.7%
A2A S.p.A.	1,512,064	2,562,826
ACEA S.p.A.	48,974	762,612
Anima Holding S.p.A.	131,424	746,806
Ansaldo STS S.p.A. *	48,076	684,653
Astaldi S.p.A. *(a)	175,228	424,633
ASTM S.p.A.	47,213	1,086,803
Autogrill S.p.A.	88,980	1,103,060
Azimut Holding S.p.A. (a)	64,920	1,052,978
Banca Carige S.p.A. *(a)	74,438,089	677,754
Banca Generali S.p.A.	25,502	619,184
Banca Mediolanum S.p.A.	129,957	917,019
Banca Popolare di Sondrio Scarl	610,351	2,479,370
Beni Stabili S.p.A.	805,732	719,976
Brembo S.p.A.	54,994	785,740

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Buzzi Unicem S.p.A.	29,051	700,606
Buzzi Unicem S.p.A. - RSP	17,006	220,347
C.I.R. - Compagnie Industriali Riunite S.p.A.	519,551	665,906
Cerved Group S.p.A.	87,063	910,084
Danieli & C Officine Meccaniche S.p.A.	11,807	274,819
Danieli & C Officine Meccaniche S.p.A. - RSP	40,840	689,345
Davide Campari-Milano S.p.A.	171,879	1,282,053
De'Longhi S.p.A.	31,173	881,323
DiaSorin S.p.A.	7,851	756,985
Enav S.p.A.	182,589	878,547
ERG S.p.A.	79,712	1,656,251
Esprinet S.p.A. (a)	115,269	501,884
Ferrari N.V.	21,259	2,766,942
Hera S.p.A.	765,614	2,370,095
Interpump Group S.p.A.	22,735	711,764
Iren S.p.A.	598,888	1,484,850
Italgas S.p.A.	374,758	1,951,049
Italmobiliare S.p.A.	34,456	830,553
Leonardo S.p.A.	200,365	2,040,422
MARR S.p.A.	22,314	593,875
Moncler S.p.A.	23,129	1,060,230
OVS S.p.A.	78,730	276,256
Parmalat S.p.A.	207,983	719,838
Piaggio & C S.p.A.	207,265	488,236
PRADA S.p.A.	435,611	2,290,746
Recordati S.p.A.	25,122	929,600
Safilo Group S.p.A. *(a)	113,440	579,993
Salini Impregilo S.p.A (a)	311,995	766,988
Saras S.p.A.	570,837	1,278,036
Societa Cattolica di Assicurazioni SC	133,876	1,147,828
Societa Iniziative Autostradali e Servizi S.p.A.	69,450	1,120,373
Tod's S.p.A. (a)	15,310	1,000,796
Trevi Finanziaria Industriale S.p.A. *(a)	1,037,366	502,531
Unipol Gruppo S.p.A.	601,661	2,558,547
UnipolSai Assicurazioni S.p.A. (a)	775,038	1,702,649
		53,213,761

Japan 37.9%
ABC-Mart, Inc.	20,097	1,239,357
Acom Co., Ltd.	237,674	999,742
Activia Properties, Inc.	119	530,678
Adastria Co., Ltd.	36,848	525,358
ADEKA Corp.	97,512	1,761,849
Advance Residence Investment Corp.	342	896,827
Advantest Corp.	47,328	1,113,882
Aeon Delight Co., Ltd.	27,999	1,001,207
AEON Financial Service Co., Ltd.	74,347	1,738,151
Aeon Mall Co., Ltd.	76,307	1,477,046
Aica Kogyo Co., Ltd.	33,637	1,260,091
Aichi Steel Corp.	28,125	1,131,265
Ain Holdings, Inc.	12,502	886,055
Aisan Industry Co., Ltd.	74,310	698,334
Akebono Brake Industry Co., Ltd. *	210,076	413,790
Alpen Co., Ltd.	37,172	815,324
Alpine Electronics, Inc.	72,437	1,386,134
Amada Holdings Co., Ltd.	236,478	2,577,109
Amano Corp.	41,507	1,036,863
Anritsu Corp.	131,631	1,767,680
AOKI Holdings, Inc.	61,996	993,465
Aoyama Trading Co., Ltd.	57,164	2,030,954
Aozora Bank Ltd.	63,436	2,516,537
Arata Corp.	31,239	1,952,348
Arcland Sakamoto Co., Ltd.	43,160	664,214
Asahi Diamond Industrial Co., Ltd.	77,334	619,270
Asahi Holdings, Inc.	49,452	911,707
Security	Number of Shares	Value ($)
Asics Corp.	143,360	2,396,261
ASKUL Corp.	18,875	552,464
Autobacs Seven Co., Ltd.	128,668	2,349,646
Avex, Inc.	62,110	866,664
Axial Retailing, Inc.	18,441	696,768
Azbil Corp.	48,445	2,376,657
Belc Co., Ltd.	13,523	708,232
Benesse Holdings, Inc.	76,840	2,800,740
Bic Camera, Inc.	116,102	1,838,055
BML, Inc.	22,698	569,304
Bunka Shutter Co., Ltd.	75,658	688,718
Calbee, Inc.	42,368	1,548,170
Canon Electronics, Inc.	31,951	698,749
Canon Marketing Japan, Inc.	74,104	1,591,962
Capcom Co., Ltd.	65,459	1,541,807
Casio Computer Co., Ltd.	175,935	2,696,229
Cawachi Ltd.	42,123	944,467
Central Glass Co., Ltd.	74,205	1,652,187
Chiyoda Co., Ltd.	47,575	1,122,322
Chiyoda Corp.	251,351	2,188,578
Chudenko Corp.	22,495	604,173
Chugoku Marine Paints Ltd.	79,810	781,608
Citizen Watch Co., Ltd.	349,921	2,335,061
CKD Corp.	31,922	664,913
Cocokara fine, Inc.	34,553	2,569,729
COMSYS Holdings Corp.	110,873	2,954,368
Cosmo Energy Holdings Co., Ltd.	44,553	1,519,342
Cosmos Pharmaceutical Corp.	4,794	1,035,181
Create SD Holdings Co., Ltd.	23,490	701,597
Credit Saison Co., Ltd.	145,943	2,427,346
CyberAgent, Inc.	42,670	2,234,731
Daido Steel Co., Ltd.	34,849	1,642,293
Daifuku Co., Ltd.	28,829	1,499,230
Daihen Corp.	87,260	620,848
Daiichikosho Co., Ltd.	28,502	1,332,691
Daikyo, Inc.	42,791	1,018,918
Daikyonishikawa Corp.	37,388	606,357
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	15,659	545,532
Daio Paper Corp. (a)	118,516	1,701,735
Daiseki Co., Ltd.	21,305	687,321
Daiwabo Holdings Co., Ltd.	39,823	2,235,909
DCM Holdings Co., Ltd.	221,789	2,231,261
DeNA Co., Ltd.	118,135	2,276,908
Descente Ltd.	40,293	776,599
Dexerials Corp.	46,434	465,430
Disco Corp.	7,880	1,490,487
DMG Mori Co., Ltd.	72,926	1,228,355
Doshisha Co., Ltd.	35,422	811,499
Doutor Nichires Holdings Co., Ltd.	37,972	776,601
DTS Corp.	18,981	759,100
Duskin Co., Ltd.	55,685	1,352,083
DyDo Group Holdings, Inc.	17,173	984,747
Dynam Japan Holdings Co., Ltd.	628,228	866,560
Eagle Industry Co., Ltd.	32,837	543,732
Earth Corp.	14,914	779,709
EDION Corp.	229,655	2,373,810
Eizo Corp.	15,681	674,033
Exedy Corp.	53,555	1,690,770
Ezaki Glico Co., Ltd.	39,926	2,076,321
FamilyMart UNY Holdings Co., Ltd.	24,464	2,544,463
Fancl Corp.	27,977	1,295,267
FCC Co., Ltd.	50,064	1,382,411
Foster Electric Co., Ltd.	56,795	872,482
FP Corp.	16,788	975,031
Frontier Real Estate Investment Corp.	137	566,183
Fuji Co., Ltd.	31,468	667,332
Fuji Corp.	48,664	997,512
Fuji Oil Co., Ltd.	252,268	882,340

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fuji Oil Holdings, Inc.	56,611	2,058,203
Fuji Seal International, Inc.	29,994	1,182,975
Fuji Soft, Inc.	29,617	1,213,085
Fujikura Ltd.	332,179	2,268,644
Fujimori Kogyo Co., Ltd.	22,635	787,522
Fujitec Co., Ltd.	60,869	809,010
Fujitsu General Ltd.	48,552	757,473
Fukuda Corp.	9,709	603,210
Fukuoka Financial Group, Inc.	501,798	2,688,080
Fukuoka REIT Corp.	448	719,555
Fukuyama Transporting Co., Ltd.	38,801	1,957,103
Funai Electric Co., Ltd. *(a)	112,516	687,658
Furukawa Co., Ltd.	36,587	539,148
Futaba Corp.	30,391	553,301
Futaba Industrial Co., Ltd.	131,444	946,102
Fuyo General Lease Co., Ltd.	11,240	813,166
G-Tekt Corp.	45,908	788,057
Geo Holdings Corp.	119,657	1,707,104
Glory Ltd.	53,537	1,589,183
GLP J-Reit	508	568,575
Godo Steel Ltd.	29,560	623,333
Gree, Inc.	190,529	1,087,284
GS Yuasa Corp.	401,206	1,905,493
GungHo Online Entertainment, Inc.	440,769	1,172,463
Gunze Ltd.	20,464	1,318,496
H2O Retailing Corp.	142,220	2,419,095
Hamakyorex Co., Ltd.	20,671	698,261
Hamamatsu Photonics K.K.	52,399	2,278,846
Hazama Ando Corp.	152,498	1,337,665
Heiwa Corp.	59,910	1,378,021
Heiwado Co., Ltd.	79,272	1,921,878
Hikari Tsushin, Inc.	13,071	2,326,781
Hirose Electric Co., Ltd.	16,909	2,205,353
HIS Co., Ltd.	41,057	1,420,906
Hisamitsu Pharmaceutical Co., Inc.	29,252	2,439,349
Hitachi Capital Corp.	32,043	832,006
Hitachi Chemical Co., Ltd.	106,191	2,293,010
Hitachi High-Technologies Corp.	64,355	2,940,978
Hitachi Transport System, Ltd.	65,449	1,768,078
Hitachi Zosen Corp.	334,239	1,716,649
Hogy Medical Co., Ltd.	14,987	682,136
Hokkaido Electric Power Co., Inc.	292,321	1,991,049
Hokuetsu Kishu Paper Co., Ltd.	208,968	1,134,807
Hokuhoku Financial Group, Inc.	102,295	1,454,699
Hokuto Corp.	26,546	496,737
Horiba Ltd.	22,706	1,893,473
Hoshizaki Corp.	21,759	2,189,018
Hosiden Corp.	79,526	767,115
House Foods Group, Inc.	46,249	1,698,500
Hulic Co., Ltd.	83,590	859,405
IDOM, Inc.	107,254	720,654
Inaba Denki Sangyo Co., Ltd.	39,086	1,712,452
Inabata & Co., Ltd.	126,189	1,829,331
Internet Initiative Japan, Inc.	36,182	735,995
Iseki & Co., Ltd.	30,970	564,413
Ishihara Sangyo Kaisha Ltd. *	45,969	508,157
Ito En Ltd.	50,824	2,093,400
Itochu Enex Co., Ltd.	158,377	1,606,438
Itochu Techno-Solutions Corp.	72,101	1,310,686
Iwatani Corp.	77,656	2,755,432
Izumi Co., Ltd.	27,202	1,690,032
J-Oil Mills, Inc.	21,086	771,475
Jafco Co., Ltd.	11,310	465,850
Japan Airport Terminal Co., Ltd.	27,445	1,268,111
Japan Aviation Electronics Industry Ltd.	92,098	1,538,569
Japan Display, Inc. *	1,416,536	1,616,738
Japan Excellent, Inc.	559	746,054
Japan Exchange Group, Inc.	99,485	1,894,560
Japan Petroleum Exploration Co., Ltd.	71,381	1,823,207
Security	Number of Shares	Value ($)
Japan Post Insurance Co., Ltd.	58,192	1,297,798
Japan Prime Realty Investment Corp.	253	920,995
Japan Real Estate Investment Corp.	381	2,002,402
Japan Retail Fund Investment Corp.	1,138	2,067,663
Joyful Honda Co., Ltd.	33,149	1,145,699
JVC Kenwood Corp.	445,976	1,481,866
Kadokawa Dwango *	85,175	900,788
Kaga Electronics Co., Ltd.	35,017	898,269
Kagome Co., Ltd.	40,309	1,402,439
Kakaku.com, Inc.	38,253	834,105
Kaken Pharmaceutical Co., Ltd.	21,195	1,176,362
Kamigumi Co., Ltd.	136,660	2,996,218
Kanamoto Co., Ltd.	26,867	937,235
Kandenko Co., Ltd.	128,168	1,409,736
Kanematsu Corp.	206,463	3,205,882
Kansai Paint Co., Ltd.	89,797	1,930,745
Kasai Kogyo Co., Ltd.	54,096	723,969
Kato Sangyo Co., Ltd.	66,083	2,308,298
Keihan Holdings Co., Ltd.	62,959	2,135,431
Keihin Corp.	98,427	1,921,521
Keikyu Corp.	96,143	1,622,073
Keisei Electric Railway Co., Ltd.	64,635	2,198,227
Kenedix Office Investment Corp.	176	1,093,470
KH Neochem Co., Ltd.	22,899	619,450
Kinden Corp.	179,636	2,964,585
Kintetsu World Express, Inc.	60,132	1,228,155
Kissei Pharmaceutical Co., Ltd.	23,213	629,867
Kitz Corp.	118,459	1,060,892
Kobayashi Pharmaceutical Co., Ltd.	22,229	1,966,227
Kohnan Shoji Co., Ltd.	54,852	1,331,352
Kokuyo Co., Ltd.	102,150	1,918,985
Komeri Co., Ltd.	53,587	1,370,194
Komori Corp.	52,030	646,035
Konami Holdings Corp.	52,350	2,462,226
Konishi Co., Ltd.	38,017	641,052
Konoike Transport Co., Ltd.	54,361	885,627
Kose Corp.	8,368	1,823,099
Kumagai Gumi Co., Ltd.	36,595	1,236,170
Kurabo Industries Ltd.	341,310	1,174,927
Kureha Corp.	18,840	1,265,884
Kurita Water Industries Ltd.	83,334	2,400,805
KYB Corp.	34,967	1,647,853
Kyoei Steel Ltd. (a)	39,765	760,932
Kyokuto Kaihatsu Kogyo Co., Ltd.	33,683	526,118
Kyokuyo Co., Ltd.	16,664	579,777
KYORIN Holdings, Inc.	47,624	995,043
Kyoritsu Maintenance Co., Ltd.	20,331	1,053,555
Kyowa Exeo Corp.	99,567	2,611,864
Kyudenko Corp.	24,822	1,199,462
Kyushu Financial Group, Inc.	140,961	675,969
Leopalace21 Corp.	385,842	2,663,551
Life Corp.	24,451	617,773
Lintec Corp.	59,306	1,714,030
Lion Corp.	98,173	1,800,900
Mabuchi Motor Co., Ltd.	26,989	1,254,494
Macnica Fuji Electronics Holdings, Inc.	42,806	717,866
Maeda Corp.	107,341	1,166,825
Maeda Road Construction Co., Ltd.	83,134	1,652,044
Makino Milling Machine Co., Ltd.	107,825	964,664
Mandom Corp.	25,953	848,020
Marudai Food Co., Ltd.	257,563	1,187,713
Maruha Nichiro Corp.	45,300	1,732,445
Marui Group Co., Ltd.	144,718	2,945,110
Maruichi Steel Tube Ltd.	42,981	1,426,172
Maxell Holdings Ltd.	45,891	756,930
McDonald's Holdings Co. Japan, Ltd.	35,674	1,799,379
Mebuki Financial Group, Inc.	269,010	980,514
Megmilk Snow Brand Co., Ltd.	71,454	1,979,627
Meidensha Corp.	216,748	813,965

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Meitec Corp.	18,525	855,958
Ministop Co., Ltd.	26,184	540,574
Miraca Holdings, Inc.	62,674	2,042,118
Mirait Holdings Corp.	117,750	1,850,055
Misawa Homes Co., Ltd.	87,493	780,346
MISUMI Group, Inc.	86,807	2,516,840
Mitsuba Corp.	59,486	607,754
Mitsubishi Logistics Corp.	56,239	1,193,678
Mitsubishi Shokuhin Co., Ltd.	59,766	1,605,202
Mitsubishi UFJ Lease & Finance Co., Ltd.	214,583	1,285,780
Mitsui E&S Holdings Co., Ltd. *	168,636	2,259,966
Mitsui-Soko Holdings Co., Ltd. *	255,181	789,183
Miura Co., Ltd.	37,215	990,619
Mixi, Inc.	16,223	509,185
Mizuno Corp.	38,103	1,390,569
Mochida Pharmaceutical Co., Ltd.	13,967	995,026
Mori Trust Sogo REIT, Inc.	341	507,522
Morinaga & Co., Ltd.	15,145	752,754
Morinaga Milk Industry Co., Ltd.	56,544	2,224,912
MOS Food Services, Inc.	20,071	603,174
Musashi Seimitsu Industry Co., Ltd.	32,940	1,212,757
Nabtesco Corp.	63,407	2,077,674
Nachi-Fujikoshi Corp.	16,379	786,937
Namura Shipbuilding Co., Ltd.	161,159	771,344
Nankai Electric Railway Co., Ltd.	69,875	1,951,959
NEC Networks & System Integration Corp.	46,300	1,058,578
NET One Systems Co., Ltd.	112,157	1,834,442
Nexon Co., Ltd. *	103,352	1,713,258
Nichi-iko Pharmaceutical Co., Ltd.	51,058	785,291
Nichias Corp.	93,514	1,177,479
Nichicon Corp.	57,436	716,331
Nichiha Corp.	22,481	899,074
NichiiGakkan Co., Ltd.	67,639	734,631
Nichirei Corp.	99,437	2,700,894
Nifco, Inc.	52,423	1,811,849
Nihon Kohden Corp.	65,042	1,807,969
Nihon Parkerizing Co., Ltd.	59,209	881,772
Nihon Unisys Ltd.	63,003	1,584,861
Nikkiso Co., Ltd.	61,444	665,085
Nippo Corp.	71,365	1,382,699
Nippon Accommodations Fund, Inc.	141	636,573
Nippon Building Fund, Inc.	443	2,487,275
Nippon Densetsu Kogyo Co., Ltd.	40,312	881,228
Nippon Flour Mills Co., Ltd.	92,680	1,547,439
Nippon Gas Co., Ltd.	17,869	934,198
Nippon Holdings Co., Ltd.	60,960	1,686,086
Nippon Kayaku Co., Ltd.	125,727	1,384,044
Nippon Light Metal Holdings Co., Ltd.	737,470	1,724,123
Nippon Paint Holdings Co., Ltd.	38,585	1,617,697
Nippon Prologis REIT, Inc.	317	662,331
Nippon Seiki Co., Ltd.	68,354	1,238,796
Nippon Sheet Glass Co., Ltd.	279,590	2,817,903
Nippon Shinyaku Co., Ltd.	10,231	735,461
Nippon Shokubai Co., Ltd.	35,483	2,740,139
Nippon Signal Co., Ltd.	65,821	609,471
Nippon Soda Co., Ltd.	164,292	911,851
Nippon Steel & Sumikin Bussan Corp.	42,028	2,174,029
Nippon Suisan Kaisha Ltd.	352,871	1,731,145
Nipro Corp.	135,151	1,644,527
Nishi-Nippon Railroad Co., Ltd.	69,667	1,837,139
Nishimatsu Construction Co., Ltd.	53,599	1,549,090
Nishio Rent All Co., Ltd.	21,760	720,026
Nissan Chemical Industries Ltd.	55,824	2,630,760
Nissan Shatai Co., Ltd.	220,113	1,977,360
Nissha Co., Ltd. (a)	22,153	453,072
Nisshin Steel Co., Ltd.	165,902	2,435,581
Nisshinbo Holdings, Inc.	207,223	2,517,689
Nissin Foods Holdings Co., Ltd.	41,649	3,105,130
Nissin Kogyo Co., Ltd.	64,919	1,150,849
Security	Number of Shares	Value ($)
Nitta Corp.	18,481	708,485
Nittetsu Mining Co., Ltd.	11,617	575,263
Nitto Kogyo Corp.	41,144	779,746
NOF Corp.	53,178	1,620,131
Nojima Corp.	30,784	760,498
Nomura Co., Ltd.	26,124	564,824
Nomura Real Estate Master Fund, Inc.	467	655,077
Nomura Research Institute Ltd.	63,651	3,210,525
Noritz Corp.	48,873	853,349
North Pacific Bank Ltd.	640,252	2,127,396
NS Solutions Corp.	25,501	695,471
NTN Corp.	607,906	2,596,239
NTT Urban Development Corp.	74,852	784,725
Obic Co., Ltd.	15,380	1,333,514
Ohsho Food Service Corp.	13,011	716,147
Oiles Corp.	30,382	650,174
Okamura Corp.	72,449	1,092,286
Okasan Securities Group, Inc.	131,745	664,515
Oki Electric Industry Co., Ltd.	159,211	1,821,522
OKUMA Corp.	21,095	1,236,828
Okumura Corp.	25,087	837,042
Ono Pharmaceutical Co., Ltd.	108,980	2,707,824
Onward Holdings Co., Ltd.	225,381	1,848,354
Oracle Corp. Japan	14,997	1,144,324
OSG Corp.	53,652	1,124,448
Otsuka Corp.	73,225	3,029,558
Pacific Industrial Co., Ltd.	45,442	643,704
PALTAC Corp.	49,824	2,948,763
Paramount Bed Holdings Co., Ltd.	17,752	809,620
Park24 Co., Ltd.	58,799	1,590,054
Penta-Ocean Construction Co., Ltd.	207,855	1,356,429
Persol Holdings Co., Ltd.	77,077	1,655,121
Pigeon Corp.	25,902	1,275,491
Pilot Corp.	11,539	612,822
Piolax, Inc.	23,758	601,576
Pioneer Corp. *(a)	1,144,073	1,632,209
Plenus Co., Ltd.	36,606	624,335
Pola Orbis Holdings, Inc.	29,632	1,470,077
Press Kogyo Co., Ltd.	199,604	1,100,491
Prima Meat Packers Ltd.	172,433	1,036,391
Raito Kogyo Co., Ltd.	49,893	492,753
Rakuten, Inc.	257,968	1,737,120
Relia, Inc.	55,467	790,307
Relo Group, Inc.	32,719	847,752
Renesas Electronics Corp. *	69,051	687,682
Rengo Co., Ltd.	332,579	2,957,074
Resorttrust, Inc.	39,565	729,064
Riken Corp.	12,180	618,838
Rinnai Corp.	24,150	2,311,749
Riso Kagaku Corp.	30,699	687,475
Rohto Pharmaceutical Co., Ltd.	57,702	1,866,837
Round One Corp.	84,133	1,488,367
Royal Holdings Co., Ltd.	27,769	757,069
Ryobi Ltd.	40,916	1,240,906
Ryohin Keikaku Co., Ltd.	7,896	2,689,052
Ryosan Co., Ltd.	45,970	1,681,907
Ryoyo Electro Corp.	44,218	733,405
Saizeriya Co., Ltd.	34,531	798,397
Sakai Chemical Industry Co., Ltd.	23,710	607,781
Sakata INX Corp.	42,563	600,963
San-A Co., Ltd.	23,069	1,174,206
Sanden Holdings Corp. *	62,317	836,285
Sangetsu Corp.	71,417	1,501,371
Sanken Electric Co., Ltd.	154,067	914,660
Sanki Engineering Co., Ltd.	67,550	675,220
Sankyo Co., Ltd.	47,844	1,900,197
Sankyo Tateyama, Inc.	71,398	1,014,010
Sankyu, Inc.	59,745	3,288,463
Sanrio Co., Ltd. (a)	55,365	1,023,268

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Santen Pharmaceutical Co., Ltd.	168,908	2,949,224
Sanwa Holdings Corp.	137,935	1,512,086
Sanyo Chemical Industries Ltd.	16,220	783,791
Sanyo Shokai Ltd.	41,267	897,167
Sanyo Special Steel Co., Ltd.	36,907	950,828
Sapporo Holdings Ltd.	80,654	2,078,616
Sato Holdings Corp.	32,476	878,820
Sawai Pharmaceutical Co., Ltd.	26,321	1,159,243
SBI Holdings, Inc.	110,172	3,015,799
SCREEN Holdings Co., Ltd.	16,438	1,401,039
SCSK Corp.	25,896	1,191,771
Seiko Holdings Corp.	42,764	1,022,998
Seiren Co., Ltd.	37,647	693,721
Senko Group Holdings Co., Ltd.	168,184	1,349,868
Senshu Ikeda Holdings, Inc.	151,268	536,041
Seria Co., Ltd.	12,236	592,401
Seven Bank Ltd.	307,626	974,029
Sharp Corp. (a)	23,685	631,338
Shikoku Electric Power Co., Inc.	216,098	2,830,388
Shimachu Co., Ltd.	73,180	2,266,563
Shimadzu Corp.	114,722	3,173,083
Shindengen Electric Manufacturing Co., Ltd.	8,147	462,672
Shinko Electric Industries Co., Ltd.	122,248	1,035,189
Shinko Plantech Co., Ltd.	73,670	655,703
Shinmaywa Industries Ltd.	158,636	1,839,766
Shinsei Bank Ltd.	70,235	1,111,917
Ship Healthcare Holdings, Inc.	48,177	1,760,437
Shizuoka Gas Co., Ltd.	134,903	1,288,870
SHO-BOND Holdings Co., Ltd.	8,916	599,898
Showa Corp.	108,884	1,957,296
Showa Sangyo Co., Ltd.	36,815	975,566
Siix Corp.	32,345	621,922
Sintokogio Ltd.	67,361	641,090
SKY Perfect JSAT Holdings, Inc.	257,468	1,163,577
Skylark Co., Ltd. (a)	104,170	1,566,697
Sohgo Security Services Co., Ltd.	42,521	1,951,007
Sony Financial Holdings, Inc.	111,716	2,057,561
Sotetsu Holdings, Inc.	52,695	1,525,388
Square Enix Holdings Co., Ltd.	38,236	1,903,969
St Marc Holdings Co., Ltd.	19,010	494,300
Starts Corp., Inc.	23,571	605,303
Starzen Co., Ltd.	18,036	1,017,632
Sugi Holdings Co., Ltd.	36,030	2,165,547
Sumco Corp.	89,255	2,176,230
Sumitomo Bakelite Co., Ltd.	191,411	1,950,315
Sumitomo Dainippon Pharma Co., Ltd.	113,803	2,370,438
Sumitomo Mitsui Construction Co., Ltd.	144,507	968,301
Sumitomo Osaka Cement Co., Ltd.	483,038	2,271,917
Sumitomo Riko Co., Ltd.	85,617	894,430
Sundrug Co., Ltd.	49,979	2,277,105
Suruga Bank Ltd.	61,301	708,676
Sysmex Corp.	38,379	3,465,396
T-Gaia Corp.	45,323	1,274,442
Tachi-S Co., Ltd.	65,779	1,180,020
Tadano Ltd.	88,122	1,215,839
Taihei Dengyo Kaisha Ltd.	21,889	594,344
Taikisha Ltd.	34,251	1,078,176
Taisho Pharmaceutical Holdings Co., Ltd.	29,268	3,116,855
Taiyo Nippon Sanso Corp.	111,675	1,659,013
Taiyo Yuden Co., Ltd.	121,118	2,733,502
Takara Holdings, Inc.	123,794	1,475,569
Takara Standard Co., Ltd.	54,725	889,039
Takasago International Corp.	21,000	666,851
Takasago Thermal Engineering Co., Ltd.	49,560	896,820
Takuma Co., Ltd.	55,949	647,833
Tamron Co., Ltd.	30,015	583,475
The 77 Bank Ltd.	29,327	653,511
The Awa Bank Ltd.	78,034	498,464
Security	Number of Shares	Value ($)
The Bank of Kyoto Ltd.	18,991	996,352
The Chiba Bank Ltd.	359,817	2,781,962
The Chugoku Bank Ltd.	83,405	939,645
The Daishi Bank Ltd.	15,527	649,549
The Gunma Bank Ltd.	195,605	1,112,650
The Hachijuni Bank Ltd.	193,003	858,028
The Hiroshima Bank Ltd.	156,857	1,116,024
The Hokkoku Bank Ltd.	18,155	721,053
The Hyakugo Bank Ltd.	124,407	521,011
The Hyakujushi Bank Ltd.	156,253	514,875
The Iyo Bank Ltd.	137,775	947,286
The Japan Steel Works Ltd.	65,503	1,850,929
The Japan Wool Textile Co., Ltd.	63,484	622,306
The Juroku Bank Ltd.	21,704	573,939
The Keiyo Bank Ltd.	145,452	651,987
The Kiyo Bank Ltd.	63,575	1,065,581
The Musashino Bank Ltd.	21,339	681,544
The Nippon Road Co., Ltd.	13,298	703,792
The Nisshin Oillio Group Ltd.	54,330	1,555,215
The Ogaki Kyoritsu Bank Ltd.	22,434	581,680
The Okinawa Electric Power Co., Inc.	68,093	1,552,454
The San-In Godo Bank Ltd.	69,799	645,020
The Shiga Bank Ltd.	114,345	603,062
The Shizuoka Bank Ltd.	240,686	2,328,326
The Sumitomo Warehouse Co., Ltd.	138,102	887,249
THK Co., Ltd.	66,143	2,356,053
TIS, Inc.	91,713	4,322,063
TKC Corp.	16,731	670,657
Toa Corp.	26,384	631,642
Toagosei Co., Ltd.	139,329	1,628,679
Toda Corp.	182,784	1,611,736
Toei Co., Ltd.	5,052	548,236
Toho Co., Ltd.	57,598	2,003,962
Toho Holdings Co., Ltd.	127,933	3,147,544
Toho Zinc Co., Ltd.	16,656	656,919
Tokai Carbon Co., Ltd.	130,537	2,682,950
TOKAI Holdings Corp.	96,272	991,563
Tokai Rika Co., Ltd.	107,769	2,021,568
Tokai Tokyo Financial Holdings, Inc.	125,578	832,217
Token Corp.	8,238	787,063
Tokuyama Corp.	59,046	2,111,406
Tokyo Broadcasting System Holdings, Inc.	38,364	814,633
Tokyo Century Corp.	23,295	1,404,411
Tokyo Dome Corp.	74,234	716,752
Tokyo Ohka Kogyo Co., Ltd.	27,004	1,026,522
Tokyo Seimitsu Co., Ltd.	23,267	891,961
Tokyo Steel Manufacturing Co., Ltd.	117,296	955,469
Tokyo Tatemono Co., Ltd.	108,970	1,512,511
Tokyu Construction Co., Ltd.	61,165	620,967
Tomy Co., Ltd.	67,199	597,489
Topcon Corp.	44,060	768,500
Toppan Forms Co., Ltd.	109,605	1,140,994
Topre Corp.	22,783	635,395
Topy Industries Ltd.	30,771	887,911
Toshiba Machine Co., Ltd.	118,507	664,281
Toshiba Plant Systems & Services Corp.	36,580	817,827
Toshiba TEC Corp.	201,431	1,218,097
Totetsu Kogyo Co., Ltd.	21,207	671,472
Toyo Ink SC Holdings Co., Ltd.	304,202	1,707,978
Toyo Kohan Co., Ltd.	113,762	749,722
Toyo Tire & Rubber Co., Ltd.	123,000	1,911,031
Toyobo Co., Ltd.	125,669	2,092,459
Toyota Boshoku Corp.	120,655	2,296,604
TPR Co., Ltd.	25,354	656,224
Trancom Co., Ltd.	9,676	726,735
Transcosmos, Inc.	38,297	911,556
Trend Micro, Inc.	45,624	2,595,208
Trusco Nakayama Corp.	53,295	1,336,238
TS Tech Co., Ltd.	69,471	3,062,875

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TSI Holdings Co., Ltd.	134,743	945,043
Tsubakimoto Chain Co.	141,428	1,107,784
Tsumura & Co.	43,548	1,589,285
Tsuruha Holdings, Inc.	20,616	3,072,144
TV Asahi Holdings Corp.	33,704	724,057
UACJ Corp.	42,821	976,277
UKC Holdings Corp.	81,104	1,655,001
Ulvac, Inc.	13,823	616,434
Unipres Corp.	82,886	1,766,129
United Arrows Ltd.	25,916	958,924
United Super Markets Holdings, Inc.	137,022	1,799,718
United Urban Investment Corp.	862	1,323,407
Ushio, Inc.	116,057	1,495,511
USS Co., Ltd.	87,943	1,668,282
Valor Holdings Co., Ltd.	92,071	2,228,789
Vital KSK Holdings, Inc.	146,035	1,486,628
VT Holdings Co., Ltd.	105,107	503,066
Wacoal Holdings Corp.	64,776	1,931,743
Wacom Co., Ltd.	159,089	893,224
Wakita & Co., Ltd.	51,213	555,756
Warabeya Nichiyo Holdings Co., Ltd.	37,150	941,017
Welcia Holdings Co., Ltd.	31,180	1,687,500
Xebio Holdings Co., Ltd.	72,015	1,216,324
Yahoo Japan Corp.	530,033	1,931,917
Yakult Honsha Co., Ltd.	35,387	2,332,099
YAMABIKO Corp.	41,441	547,741
Yamaguchi Financial Group, Inc.	124,407	1,503,487
Yamato Kogyo Co., Ltd.	48,875	1,525,024
Yamazen Corp.	101,758	1,047,130
Yaoko Co., Ltd.	20,026	1,067,242
Yaskawa Electric Corp.	86,651	3,509,268
Yellow Hat Ltd.	23,290	690,265
Yodogawa Steel Works Ltd.	34,378	884,724
Yokohama Reito Co., Ltd.	96,012	943,815
Yorozu Corp.	57,012	933,539
Yoshinoya Holdings Co., Ltd.	74,418	1,460,345
Yuasa Trading Co., Ltd.	32,014	1,082,898
Yurtec Corp.	80,385	656,280
Zensho Holdings Co., Ltd.	65,483	1,637,602
Zeon Corp.	157,123	1,998,656
		741,115,029

Luxembourg 0.5%
APERAM S.A.	52,182	2,414,553
Espirito Santo Financial Group S.A. *(b)	8,470	—
Eurofins Scientific SE	1,362	698,586
IWG plc	401,334	1,660,850
L'Occitane International S.A.	342,668	620,320
Samsonite International S.A. (b)	610,952	2,095,142
Ternium S.A. ADR	63,494	2,268,006
		9,757,457

Netherlands 2.4%
Aalberts Industries N.V.	59,923	2,928,028
Accell Group	25,760	541,855
Altice N.V., Class A *(a)	187,550	663,349
Altice N.V., Class B *	33,520	118,010
Arcadis N.V.	96,585	1,952,720
ASM International N.V.	22,391	1,302,407
ASR Nederland N.V.	43,301	1,829,738
BE Semiconductor Industries N.V.	18,776	630,339
Beter Bed Holding N.V. (a)	28,408	253,347
Brunel International N.V.	44,013	815,343
Corbion N.V.	55,228	1,730,311
Core Laboratories N.V.	12,927	1,605,275
Eurocommercial Properties N.V.	23,060	951,280
Euronext N.V.	15,271	969,725
Security	Number of Shares	Value ($)
ForFarmers N.V.	59,306	798,890
Fugro N.V. CVA *	171,180	2,696,549
GrandVision N.V.	21,614	509,646
HAL Trust (a)	14,082	2,491,988
IMCD N.V.	21,827	1,351,642
InterXion Holding N.V. *	12,828	819,196
Koninklijke BAM Groep N.V.	407,542	1,902,895
Koninklijke Vopak N.V.	46,888	2,298,759
Nostrum Oil & Gas plc *	142,174	401,070
NSI N.V.	17,437	712,397
OCI N.V. *	41,965	1,149,695
PostNL N.V.	508,084	1,765,025
SBM Offshore N.V.	111,313	1,757,379
Signify N.V.	74,823	2,133,737
Sligro Food Group N.V.	43,341	2,208,338
TKH Group N.V.	25,588	1,717,460
TomTom N.V. *	58,229	560,894
Vastned Retail N.V.	13,286	651,367
VEON Ltd. ADR	719,779	1,720,272
Wereldhave N.V.	17,777	671,505
Wessanen	29,283	606,731
Yandex N.V., Class A *	50,999	1,709,487
		46,926,649

New Zealand 1.0%
Air New Zealand Ltd.	732,341	1,608,341
Auckland International Airport Ltd.	239,119	1,107,334
Chorus Ltd.	574,922	1,661,983
EBOS Group Ltd.	76,351	968,040
Fisher & Paykel Healthcare Corp., Ltd.	117,763	1,097,305
Fonterra Co-operative Group Ltd.	204,115	740,434
Genesis Energy Ltd.	553,293	949,193
Infratil Ltd.	921,460	2,217,641
Kiwi Property Group Ltd.	606,173	599,703
Mainfreight Ltd.	59,875	1,115,400
Mercury NZ Ltd.	486,237	1,101,973
Meridian Energy Ltd.	858,345	1,797,740
SKY Network Television Ltd.	965,857	1,572,249
SKYCITY Entertainment Group Ltd.	538,349	1,507,153
Trade Me Group Ltd.	158,992	536,588
Z Energy Ltd.	310,216	1,595,470
		20,176,547

Norway 1.8%
Aker A.S.A., A Shares	25,899	1,845,283
Aker Solutions A.S.A. *	235,694	1,546,224
Atea A.S.A. *	116,517	1,768,570
Austevoll Seafood A.S.A.	107,370	1,285,939
Bakkafrost P/F	14,973	784,282
Borregaard A.S.A.	78,120	866,881
BW LPG Ltd. *(a)	176,088	734,691
Fred. Olsen Energy A.S.A. *(a)	793,723	1,264,905
Gjensidige Forsikring A.S.A.	137,248	2,118,462
Kongsberg Automotive A.S.A. *	755,595	980,675
Kongsberg Gruppen A.S.A.	59,340	1,251,698
Leroy Seafood Group A.S.A.	160,944	1,066,856
Petroleum Geo-Services A.S.A. *	1,124,136	5,408,734
REC Silicon A.S.A. *(a)	8,324,731	1,222,886
Salmar A.S.A. (a)	23,491	1,024,899
Schibsted A.S.A., B Shares	40,493	1,098,612
Schibsted A.S.A., Class A	33,910	957,307
SpareBank 1 Nord Norge	98,861	681,421
SpareBank 1 SMN	98,706	949,357
SpareBank 1 SR-Bank A.S.A.	80,758	774,759
Storebrand A.S.A.	169,412	1,385,101
TGS Nopec Geophysical Co. A.S.A.	106,786	3,590,180
Tomra Systems A.S.A.	51,900	1,186,097

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Veidekke A.S.A.	89,900	1,043,745
XXL A.S.A.	55,949	508,717
		35,346,281

Portugal 0.5%
Banco Comercial Portugues S.A. *	5,311,288	1,557,406
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	245,986	815,476
Mota-Engil, SGPS, S.A.	165,765	628,867
NOS, SGPS S.A.	173,730	930,829
REN - Redes Energeticas Nacionais, SGPS, S.A.	311,564	864,851
Semapa-Sociedade de Investimento e Gestao	35,360	889,492
Sonae, SGPS, S.A.	1,117,530	1,378,848
The Navigator Co. S.A.	267,846	1,669,586
		8,735,355

Singapore 1.8%
Ascendas Real Estate Investment Trust	838,900	1,662,182
Ascott Residence Trust	624,864	513,926
Asian Pay Television Trust	1,248,462	401,390
CapitaLand Commercial Trust	565,691	723,266
CapitaLand Mall Trust	973,370	1,506,506
China Aviation Oil Singapore Corp., Ltd. (a)	1,741,706	2,122,682
City Developments Ltd.	321,398	2,693,836
Fortune Real Estate Investment Trust	476,984	574,632
Genting Singapore plc	2,815,367	2,652,333
Kulicke & Soffa Industries, Inc. *	45,066	1,085,189
M1 Ltd.	572,596	762,063
Mapletree Industrial Trust	440,485	648,813
Mapletree Logistics Trust	720,046	662,198
Mapletree North Asia Commercial Trust	630,170	546,560
SATS Ltd.	369,536	1,425,702
Sembcorp Marine Ltd. (a)	1,083,365	1,733,449
Singapore Exchange Ltd.	276,889	1,498,880
Singapore Post Ltd. (a)	1,214,210	1,198,368
Singapore Technologies Engineering Ltd.	1,066,854	2,775,918
StarHub Ltd.	565,541	816,101
Suntec Real Estate Investment Trust	587,080	790,119
United Engineers Ltd.	486,798	1,033,688
UOL Group Ltd.	240,685	1,461,260
Venture Corp., Ltd.	183,372	2,892,930
Wing Tai Holdings Ltd.	387,899	588,758
Yangzijiang Shipbuilding Holdings Ltd.	2,182,185	1,574,495
Yanlord Land Group Ltd.	546,957	691,134
		35,036,378

Spain 1.6%
Acerinox S.A.	191,099	2,569,764
Almirall S.A.	47,325	597,171
Applus Services S.A.	68,151	901,331
Bankia S.A.	458,877	1,738,710
Bankinter S.A.	271,523	2,612,925
Bolsas y Mercados Espanoles SHMSF S.A.	34,584	1,166,690
Cellnex Telecom SAU	28,925	733,020
Cia de Distribucion Integral Logista Holdings S.A.	28,037	694,479
Construcciones y Auxiliar de Ferrocarriles S.A.	15,668	730,656
Ebro Foods S.A.	64,040	1,556,376
EDP Renovaveis S.A.	80,166	752,833
Ence Energia y Celulosa S.A.	130,752	1,028,704
Fomento de Construcciones y Contratas S.A. *	51,060	632,977
Security	Number of Shares	Value ($)
Grupo Catalana Occidente S.A.	23,304	1,028,264
Indra Sistemas S.A. *	48,872	618,974
Mediaset Espana Comunicacion S.A.	111,830	1,006,196
Melia Hotels International S.A.	52,097	712,726
NH Hotel Group S.A.	91,009	680,965
Obrascon Huarte Lain S.A. *(a)	447,323	1,679,267
Prosegur Cia de Seguridad S.A.	189,147	1,298,252
Sacyr S.A.	384,461	1,078,870
Siemens Gamesa Renewable Energy S.A. (a)	128,421	1,972,011
Talgo S.A.	129,677	767,456
Tecnicas Reunidas S.A. (a)	25,563	754,944
Vidrala S.A.	8,607	824,854
Viscofan S.A.	28,030	1,863,370
Zardoya Otis S.A.	72,468	692,385
		30,694,170

Sweden 2.2%
AAK AB	13,264	1,200,739
AddTech AB, B Shares	33,278	721,199
AF AB, B Shares	52,578	1,224,004
Axfood AB	82,903	1,534,302
Bergman & Beving Aktiebolag	59,241	590,284
Betsson AB *	149,969	992,186
Betsson AB - Redemption *	147,785	47,297
Bilia AB, A Shares	110,575	881,425
BillerudKorsnas AB	136,849	2,076,358
Bonava AB, B Shares	41,440	505,818
Capio AB	215,186	941,714
Castellum AB	86,956	1,394,179
Clas Ohlson AB, B Shares	48,031	417,947
Com Hem Holding AB	45,243	764,321
Elekta AB, B Shares	141,119	1,717,709
Eltel AB *	192,969	558,913
Fabege AB	83,040	978,047
Haldex AB	45,484	484,108
Hemfosa Fastigheter AB	47,746	616,848
Hexpol AB	114,737	1,210,808
Holmen AB, B Shares	46,512	1,095,165
ICA Gruppen AB (a)	52,494	1,617,312
Indutrade AB	42,681	1,054,496
Intrum AB (a)	42,545	990,920
Inwido AB	53,616	445,298
JM AB	80,663	1,530,749
Kindred Group plc	45,486	575,805
L E Lundbergfortagen AB, B Shares	52,460	1,691,702
Lindab International AB	72,603	582,850
Loomis AB, B Shares	43,116	1,645,220
Mekonomen AB	27,327	390,487
Modern Times Group MTG AB, B Shares	34,726	1,341,589
Momentum Group AB, Class B *	15,676	201,282
NCC AB, B Shares	110,917	2,035,180
Nibe Industrier AB, B Shares	125,494	1,274,023
Nobia AB	119,276	976,443
Nolato AB, B Shares	13,642	1,183,212
Peab AB	263,497	2,115,327
Ratos AB, B Shares	398,349	1,308,029
Saab AB, Class B	30,292	1,249,176
SAS AB *	73,934	157,718
Sweco AB, B Shares	27,721	636,550
Wihlborgs Fastigheter AB	49,880	541,289
		43,498,028

Switzerland 3.0%
Allreal Holding AG *	7,790	1,249,601
ALSO Holding AG *	4,734	590,366
Arbonia AG *	47,618	847,640

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Autoneum Holding AG	2,353	579,215
Banque Cantonale Vaudoise	1,304	1,018,688
Barry Callebaut AG	912	1,598,389
Belimo Holding AG	183	770,644
Bell Food Group AG	1,698	571,700
BKW AG	11,175	707,034
Bucher Industries AG	4,460	1,611,425
Burckhardt Compression Holding AG (a)	1,900	711,220
Cembra Money Bank AG	12,495	1,010,429
Conzzeta AG	1,061	1,290,770
Daetwyler Holding AG	4,701	913,326
DKSH Holding AG	25,214	2,014,606
dormakaba Holding AG *	1,118	875,659
Dufry AG *	16,240	2,221,003
Emmi AG	1,608	1,392,749
EMS-Chemie Holding AG	2,181	1,367,701
Flughafen Zuerich AG	6,342	1,334,071
Forbo Holding AG	623	828,259
GAM Holding AG *	141,221	2,115,945
Helvetia Holding AG	3,908	2,212,188
Huber & Suhner AG	13,469	845,323
Implenia AG	13,595	1,055,822
Inficon Holding AG *	1,112	627,204
Kudelski S.A. *(a)	43,255	453,185
Logitech International S.A.	47,045	1,924,677
Metall Zug AG, B Shares	227	731,960
Mobimo Holding AG *	2,958	752,212
OC Oerlikon Corp. AG *	114,907	1,860,766
Oriflame Holding AG	26,172	880,134
Panalpina Welttransport Holding AG	10,599	1,317,463
Partners Group Holding AG	2,648	1,917,787
PSP Swiss Property AG	9,038	830,161
Rieter Holding AG	2,309	414,779
Schmolz & Bickenbach AG *	1,262,775	991,621
Schweiter Technologies AG	586	658,065
SFS Group AG *	6,801	767,888
Sonova Holding AG	17,868	3,126,128
Straumann Holding AG	976	644,809
Sulzer AG	13,749	1,580,345
Sunrise Communications Group AG *	18,697	1,530,031
Tecan Group AG	2,768	656,031
Temenos AG *	5,580	828,685
Valiant Holding AG	7,285	801,787
Valora Holding AG *	4,168	1,307,932
Vifor Pharma AG	19,794	3,079,536
Wizz Air Holdings plc *	25,039	1,133,484
Zehnder Group AG	16,676	723,458
		59,273,901

United Kingdom 12.0%
AA plc	996,505	1,644,240
Ashmore Group plc	216,775	1,062,080
ASOS plc *	7,021	618,660
Atlantica Yield plc	37,276	712,344
Auto Trader Group plc	123,477	579,339
AVEVA Group plc	32,242	1,018,513
Avon Products, Inc. *	1,224,901	2,204,822
B&M European Value Retail S.A.	250,844	1,345,157
BBA Aviation plc	590,582	2,591,761
BCA Marketplace plc	217,605	550,736
Beazley plc	295,527	2,351,594
Bodycote plc	153,273	2,026,271
Bovis Homes Group plc	103,965	1,742,406
Brewin Dolphin Holdings plc	121,481	595,191
Britvic plc	147,109	1,584,602
BTG plc *	74,976	595,109
Card Factory plc	287,720	759,201
Centamin plc	534,971	917,231
Security	Number of Shares	Value ($)
Chemring Group plc	365,226	976,836
Cineworld Group plc	216,340	734,076
Close Brothers Group plc	86,616	1,682,732
Coats Group plc	952,694	1,024,304
Computacenter plc	120,450	2,112,449
Conviviality plc (b)	146,264	—
Costain Group plc	92,148	562,198
Countrywide plc *	403,002	493,355
Cranswick plc	40,041	1,797,687
Crest Nicholson Holdings plc	155,920	913,720
Daily Mail & General Trust plc, A Shares	222,598	1,975,655
Dairy Crest Group plc	140,664	925,766
Dart Group plc	63,865	686,230
De La Rue plc	98,865	686,716
Dechra Pharmaceuticals plc	19,696	731,741
Derwent London plc	22,235	890,273
Dialog Semiconductor plc *	31,517	689,073
Diploma plc	53,837	899,776
Domino's Pizza Group plc	170,105	860,131
Dunelm Group plc	101,125	725,289
EI Group plc *	1,006,864	1,926,610
Electrocomponents plc	253,045	2,369,797
Elementis plc	389,786	1,531,111
EnQuest plc *	2,072,259	967,866
Essentra plc	236,576	1,493,411
esure Group plc	237,672	735,617
Evraz plc	419,804	2,853,393
Ferrexpo plc	164,206	478,954
Fidessa Group plc	25,921	1,327,934
Galliford Try plc	124,409	1,593,370
Genus plc	23,753	814,195
Go-Ahead Group plc	60,116	1,344,689
Grafton Group plc	217,449	2,194,710
Grainger plc	207,314	843,036
Greencore Group plc	433,541	1,053,981
Greggs plc	95,453	1,341,274
Halfords Group plc	380,480	1,709,222
Halma plc	115,878	2,081,607
Hammerson plc	326,278	2,374,867
Hargreaves Lansdown plc	43,391	1,101,069
Hays plc	1,183,918	2,890,825
Headlam Group plc	109,134	655,665
Hill & Smith Holdings plc	40,310	755,231
HomeServe plc	123,652	1,439,704
Howden Joinery Group plc	359,503	2,397,605
Hunting plc *	171,663	1,929,036
IG Group Holdings plc	299,871	3,449,559
Indivior plc *	380,143	2,432,573
Intermediate Capital Group plc	191,274	2,916,787
International Personal Finance plc	575,236	1,572,210
Interserve plc *(a)	1,557,808	1,550,528
Intu Properties plc	689,323	1,826,241
J.D. Wetherspoon plc	64,206	1,042,316
James Fisher & Sons plc	28,188	669,150
Janus Henderson Group plc	111,378	3,440,466
Jardine Lloyd Thompson Group plc	64,984	1,058,405
JD Sports Fashion plc	128,731	652,124
John Laing Group plc	206,546	771,203
John Menzies plc	87,471	737,934
Jupiter Fund Management plc	252,224	1,523,389
KAZ Minerals plc *	134,565	1,813,868
KCOM Group plc	609,276	757,225
Keller Group plc	105,806	1,472,672
Kier Group plc	100,775	1,421,421
Laird plc	570,217	1,506,897
Lancashire Holdings Ltd.	253,787	2,024,523
London Stock Exchange Group plc	55,564	3,310,127
Lookers plc	781,552	1,112,771
Marshalls plc	102,418	584,652

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marston's plc	828,043	1,093,572
McCarthy & Stone plc	303,750	520,186
Mears Group plc	137,030	582,573
Melrose Industries plc	3,510,102	11,022,899
Merlin Entertainments plc	330,215	1,611,722
Micro Focus International plc	54,336	963,789
Mitchells & Butlers plc	373,588	1,314,372
Mitie Group plc	777,329	1,849,424
Moneysupermarket.com Group plc	287,601	1,212,765
Morgan Advanced Materials plc	293,011	1,333,442
Morgan Sindall Group plc	58,576	1,137,985
N Brown Group plc	243,887	671,774
National Express Group plc	537,183	2,867,789
NEX Group plc	247,584	3,337,307
Nomad Foods Ltd. *	73,991	1,287,443
Northgate plc	334,398	1,853,732
Ocado Group plc *	143,377	1,713,247
Pagegroup plc	280,218	1,976,223
Paragon Banking Group plc	142,124	916,085
PayPoint plc	44,831	592,965
Pendragon plc	4,965,189	1,724,409
Petra Diamonds Ltd. *	480,306	395,935
Pets at Home Group plc	403,896	674,493
Playtech plc	107,618	1,119,553
Polypipe Group plc	101,776	524,108
Premier Foods plc *	1,632,810	869,080
Premier Oil plc *(a)	2,929,005	4,673,082
PZ Cussons plc	155,999	494,456
QinetiQ Group plc	610,570	2,147,320
Randgold Resources Ltd.	29,948	2,378,268
Rathbone Brothers plc	16,227	525,561
Redrow plc	85,748	690,879
Renewi plc	400,778	394,105
Renishaw plc	10,239	731,637
Rentokil Initial plc	650,518	2,965,588
Rightmove plc	10,575	691,199
Rotork plc	516,636	2,294,061
RPC Group plc	139,914	1,472,285
RPS Group plc	299,522	1,050,203
Saga plc	834,920	1,406,509
Savills plc	96,596	1,239,725
Schroders plc	44,255	1,906,203
Schroders plc, Non-Voting Shares	17,141	580,481
Segro plc	244,820	2,132,490
Senior plc	416,026	1,729,401
Serco Group plc *	604,619	747,415
Shaftesbury plc	47,477	582,792
SIG plc	1,348,406	2,398,922
Soco International plc	452,930	647,291
Spirax-Sarco Engineering plc	30,074	2,473,112
Spire Healthcare Group plc	286,144	948,087
Spirent Communications plc	610,309	938,797
Sports Direct International plc *	368,413	1,993,761
SSP Group plc	173,614	1,489,845
ST Modwen Properties plc	118,100	627,657
St. James's Place plc	139,419	2,211,375
Stagecoach Group plc	761,202	1,518,328
Stolt-Nielsen Ltd.	60,590	875,245
Superdry plc	23,770	392,207
Synthomer plc	161,411	1,158,747
TalkTalk Telecom Group plc (a)	782,889	1,152,178
Telecom Plus plc	46,437	640,159
The Restaurant Group plc	350,763	1,455,305
The Unite Group plc	67,816	766,584
Thomas Cook Group plc	1,203,649	1,805,044
TP ICAP plc	135,366	754,723
Tullow Oil plc *	1,119,706	3,762,093
Tyman plc	115,999	526,348
UBM plc	206,474	2,824,376
Security	Number of Shares	Value ($)
Ultra Electronics Holdings plc	57,256	1,228,908
Vedanta Resources plc	150,389	1,417,216
Vertu Motors plc	1,322,016	865,498
Vesuvius plc	238,891	1,994,700
Victrex plc	46,140	1,733,829
WH Smith plc	80,990	2,088,571
		234,808,522
Total Common Stock
(Cost $1,698,879,266)		1,940,718,427

Preferred Stock 0.1% of net assets

Germany 0.1%
Sartorius AG	5,444	796,254
Schaeffler AG	78,374	1,171,935
		1,968,189

Sweden 0.0%
SAS AB	7,761	478,928
Total Preferred Stock
(Cost $2,355,509)		2,447,117

Rights 0.1% of net assets

Netherlands 0.1%
Altice N.V., Class A expires 06/04/18 *(a)(b)	184,814	1,348,340
Altice N.V., Class B expires 06/04/18 *(b)	33,032	240,990
		1,589,330

Spain 0.0%
Almirall S.A. *(b)	46,585	10,688

Switzerland 0.0%
Bell Food Group AG expires 06/06/18 *	1,698	53,594
Total Rights
(Cost $1,562,314)		1,653,612

Other Investment Companies 2.7% of net assets

United States 2.7%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (c)	2,317,481	2,317,481
Securities Lending Collateral 2.6%
Wells Fargo Government Money Market Fund, Select Class 1.67% (c)	49,389,077	49,389,077
Total Other Investment Companies
(Cost $51,706,558)		51,706,558

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 06/15/18	87	8,643,450	(112,075)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $45,942,045.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,596,019,023	$—	$—	$1,596,019,023
Hong Kong	91,170,496	—	227,574	91,398,070
Luxembourg	7,662,315	—	2,095,142 *	9,757,457
Portugal	8,735,355	—	— *	8,735,355
United Kingdom	234,808,522	—	— *	234,808,522
Preferred Stock[1]	2,447,117	—	—	2,447,117
Rights [1]	53,594	—	—	53,594
Netherlands	—	—	1,589,330	1,589,330
Spain	—	—	10,688	10,688
Other Investment Companies[1]	51,706,558	—	—	51,706,558
Liabilities
Futures Contracts[2]	(112,075)	—	—	(112,075)
Total	$1,992,490,905	$—	$3,922,734	$1,996,413,639
*	Level 3 amount shown includes securities determined to have no value at May 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted market price was available. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of May 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 92.9% of net assets

Brazil 5.8%
Ambev S.A.	2,145,137	11,341,885
B3 S.A. - Brasil Bolsa Balcao	364,369	2,130,023
Banco Bradesco S.A.	528,953	3,704,326
Banco do Brasil S.A.	1,224,037	9,982,144
BRF S.A. *	551,702	3,173,281
CCR S.A.	524,307	1,450,131
Centrais Eletricas Brasileiras S.A. *	269,666	1,059,388
Cielo S.A.	361,285	1,644,387
Companhia de Saneamento Basico do Estado de Sao Paulo	275,018	1,931,156
Companhia Siderurgica Nacional S.A. *	1,080,075	2,233,208
Embraer S.A.	642,634	3,880,946
Gerdau S.A.	125,876	387,020
Itau Unibanco Holding S.A.	241,353	2,476,363
JBS S.A.	1,494,902	3,584,666
Petroleo Brasileiro S.A.	3,864,303	23,025,707
Tim Participacoes S.A.	763,275	2,748,491
Ultrapar Participacoes S.A.	397,542	5,337,495
Vale S.A.	3,652,454	49,656,623
		129,747,240

Chile 0.6%
Cencosud S.A.	1,370,152	3,629,792
Empresas COPEC S.A.	316,894	4,832,537
Enel Americas S.A.	15,524,361	2,999,364
Latam Airlines Group S.A.	167,606	2,018,468
		13,480,161

China 21.1%
Agricultural Bank of China Ltd., H Shares	19,895,816	10,297,740
Alibaba Group Holding Ltd. ADR *	27,344	5,414,386
Anhui Conch Cement Co., Ltd., H Shares	638,068	3,912,606
Baidu, Inc. ADR *	22,983	5,574,757
Bank of China Ltd., H Shares	63,198,596	33,032,801
Bank of Communications Co., Ltd., H Shares	5,878,882	4,654,151
China CITIC Bank Corp., Ltd., H Shares	5,755,343	3,910,682
China Communications Construction Co., Ltd., H Shares	2,714,631	2,913,916
China Construction Bank Corp., H Shares	70,610,375	71,293,151
China Evergrande Group *	1,486,594	4,358,874
China Life Insurance Co., Ltd., H Shares	1,628,937	4,547,812
China Merchants Bank Co., Ltd., H Shares	1,592,398	6,557,046
China Minsheng Banking Corp., Ltd., H Shares	4,282,327	4,083,528
China Mobile Ltd.	4,260,752	38,022,302
China National Building Material Co., Ltd., H Shares	6,862,896	7,856,658
Security	Number of Shares	Value ($)
China Overseas Land & Investment Ltd.	1,749,871	5,855,843
China Pacific Insurance (Group) Co., Ltd., H Shares	792,691	3,425,766
China Petroleum & Chemical Corp., H Shares	51,442,750	50,300,656
China Railway Construction Corp., Ltd., H Shares	1,887,033	2,138,629
China Railway Group Ltd., H Shares	2,949,702	2,380,323
China Resources Beer Holdings Co., Ltd.	1,389,247	6,747,743
China Resources Land Ltd.	1,194,807	4,386,765
China Resources Power Holdings Co., Ltd.	1,888,647	3,866,789
China Shenhua Energy Co., Ltd., H Shares	2,977,065	7,780,299
China Telecom Corp., Ltd., H Shares	17,439,315	8,137,006
China Unicom (Hong Kong) Ltd.	6,787,597	9,224,171
CITIC Ltd.	2,736,762	4,068,082
CNOOC Ltd.	18,780,894	31,604,164
Dongfeng Motor Group Co., Ltd., H Shares	1,930,554	2,202,719
Haier Electronics Group Co., Ltd. *	874,028	3,142,162
Hengan International Group Co., Ltd.	226,183	2,153,945
Huaneng Power International, Inc., H Shares	5,307,965	4,100,670
Industrial & Commercial Bank of China Ltd., H Shares	50,711,512	42,021,740
JD.com, Inc. ADR *	86,752	3,051,935
Jiangxi Copper Co., Ltd., H Shares	2,286,719	3,323,317
Kingboard Chemical Holdings Ltd.	443,205	1,762,842
Kunlun Energy Co., Ltd.	2,608,733	2,374,554
Lenovo Group Ltd.	7,304,527	3,873,821
PetroChina Co., Ltd., H Shares	28,220,449	23,348,701
PICC Property & Casualty Co., Ltd., H Shares	2,151,240	3,790,103
Ping An Insurance Group Co. of China Ltd., H Shares	903,279	8,855,281
Postal Savings Bank of China Co., Ltd., Class H	4,116,664	2,755,236
Shimao Property Holdings Ltd.	1,127,902	3,335,903
Sinopharm Group Co., Ltd., H Shares	686,487	3,049,925
Tencent Holdings Ltd.	173,458	8,827,525
The People's Insurance Co. Group of China Ltd., H Shares	4,330,125	2,047,993
		470,365,018

Colombia 0.7%
Bancolombia S.A.	155,344	1,781,504
Ecopetrol S.A.	10,764,723	11,517,637
Grupo Argos S.A.	217,492	1,462,496
		14,761,637

Czech Republic 0.2%
CEZ A/S	221,397	5,530,596

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Greece 0.6%
Alpha Bank AE *	1,776,845	3,797,697
Hellenic Telecommunications Organization S.A.	183,965	2,201,108
HOLDING Co. ADMIE IPTO S.A. *	527,594	1,023,560
National Bank of Greece S.A. *	11,655,428	3,665,289
Piraeus Bank S.A. *	852,321	2,521,112
Public Power Corp. S.A. *	417,532	979,644
		14,188,410

Hungary 0.4%
MOL Hungarian Oil & Gas plc	456,157	4,293,955
OTP Bank plc	111,952	4,006,066
		8,300,021

India 4.4%
Bharat Petroleum Corp., Ltd.	405,640	2,428,160
Bharti Airtel Ltd.	677,931	3,753,196
Coal India Ltd.	916,067	4,021,559
HCL Technologies Ltd.	164,862	2,224,015
Hero MotoCorp Ltd.	36,084	1,895,516
Hindalco Industries Ltd.	731,812	2,539,775
Housing Development Finance Corp., Ltd.	207,458	5,635,098
ICICI Bank Ltd. ADR	644,170	5,404,586
Indian Oil Corp., Ltd.	1,573,859	4,060,443
Infosys Ltd.	703,669	12,844,507
ITC Ltd.	649,043	2,612,715
Mahindra & Mahindra Ltd. GDR	191,276	2,477,024
NTPC Ltd.	1,128,756	2,802,550
Oil & Natural Gas Corp., Ltd.	2,515,993	6,632,759
Reliance Industries Ltd. GDR	674,504	17,874,356
State Bank of India *	1,328,483	5,306,451
Tata Consultancy Services *(a)(b)	122,589	3,162,799
Tata Consultancy Services Ltd.	122,589	3,162,799
Tata Motors Ltd. *	258,022	645,222
Tata Motors Ltd. ADR *	201,425	4,205,754
Tata Steel Ltd.	217,018	1,851,242
Vedanta Ltd.	583,292	2,146,207
		97,686,733

Indonesia 1.2%
Golden Agri-Resources Ltd.	9,015,750	2,123,415
PT Astra International Tbk	11,396,625	5,659,353
PT Bank Central Asia Tbk	2,028,617	3,314,113
PT Bank Mandiri (Persero) Tbk	6,044,795	3,066,989
PT Bank Rakyat Indonesia (Persero) Tbk	15,731,043	3,486,982
PT Perusahaan Gas Negara (Persero) Tbk	14,558,222	2,168,803
PT Telekomunikasi Indonesia (Persero) Tbk	19,947,422	5,053,251
PT United Tractors Tbk	1,000,989	2,524,985
		27,397,891

Malaysia 1.9%
Axiata Group Berhad	4,234,657	4,638,971
CIMB Group Holdings Berhad	1,729,623	2,564,014
DiGi.com Berhad	1,897,500	2,107,274
Genting Berhad	1,621,100	3,580,269
Malayan Banking Berhad	2,915,600	7,076,557
Maxis Berhad	1,590,700	2,314,109
Petronas Chemicals Group Berhad	1,494,600	3,022,997
Public Bank Berhad	969,200	5,810,330
Sime Darby Berhad	1,555,340	953,525
Security	Number of Shares	Value ($)
Sime Darby Plantation Berhad	823,740	1,146,613
Sime Darby Property Berhad	787,640	227,584
Telekom Malaysia Berhad	1,419,200	1,308,659
Tenaga Nasional Berhad	2,222,400	8,040,844
		42,791,746

Mexico 3.3%
Alfa S.A.B. de C.V., A Shares	3,348,420	3,426,657
America Movil S.A.B. de C.V., Series L	40,697,299	31,520,864
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, B Shares	1,224,370	1,596,813
Cemex S.A.B. de C.V., Series CPO *	9,470,797	5,612,703
Coca-Cola Femsa S.A.B. de C.V., Series L	328,762	1,919,930
Fomento Economico Mexicano S.A.B. de C.V.	938,707	7,798,167
Grupo Bimbo S.A.B. de C.V., Series A	1,158,758	2,203,750
Grupo Financiero Banorte S.A.B. de C.V., O Shares	887,481	4,709,604
Grupo Mexico S.A.B. de C.V., Series B	1,684,367	4,167,909
Grupo Televisa S.A.B., Series CPO	1,145,381	3,811,755
Wal-Mart de Mexico S.A.B. de C.V.	2,961,600	7,408,292
		74,176,444

Peru 0.2%
Credicorp Ltd.	15,835	3,506,186

Philippines 0.1%
PLDT, Inc.	93,089	2,294,644

Poland 1.4%
Bank Pekao S.A.	83,848	2,533,741
KGHM Polska Miedz S.A.	218,595	5,005,573
Orange Polska S.A. *	1,891,992	2,562,033
PGE S.A. *	1,316,017	3,500,130
Polski Koncern Naftowy Orlen S.A.	311,437	6,860,495
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,458,679	2,255,191
Powszechna Kasa Oszczednosci Bank Polski S.A. *	361,439	3,667,388
Powszechny Zaklad Ubezpieczen S.A.	348,544	3,420,672
Tauron Polska Energia S.A. *	2,797,826	1,693,934
		31,499,157

Republic of Korea 18.4%
CJ Corp.	16,087	2,208,707
Daelim Industrial Co., Ltd.	31,545	2,458,166
DB Insurance Co., Ltd.	34,185	1,855,209
E-MART, Inc.	17,502	4,059,094
GS Holdings Corp.	42,093	2,276,564
Hana Financial Group, Inc.	130,285	5,027,929
Hankook Tire Co., Ltd.	56,616	2,250,564
Hyosung Corp. (a)	16,541	2,056,212
Hyundai Engineering & Construction Co., Ltd.	89,165	6,104,529
Hyundai Glovis Co., Ltd.	20,890	2,606,526
Hyundai Heavy Industries Co., Ltd. *	40,844	4,338,455
Hyundai Marine & Fire Insurance Co., Ltd.	52,920	1,671,623
Hyundai Mobis Co., Ltd.	64,385	13,020,947
Hyundai Motor Co.	163,767	21,117,504
Hyundai Steel Co.	107,144	6,142,678
Hyundai Wia Corp.	33,299	1,559,998

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Industrial Bank of Korea	210,923	3,052,460
KB Financial Group, Inc.	177,005	8,505,830
Kia Motors Corp.	512,858	14,820,285
Korea Electric Power Corp.	384,186	11,814,802
Korea Gas Corp. *	66,426	3,715,838
Korea Zinc Co., Ltd.	4,793	1,803,016
Korean Air Lines Co., Ltd.	72,807	2,157,970
KT&G Corp.	53,444	4,759,612
LG Chem Ltd.	31,073	9,757,605
LG Corp.	48,665	3,313,708
LG Display Co., Ltd.	414,419	8,534,813
LG Electronics, Inc.	143,388	12,317,574
LG Uplus Corp.	242,082	2,627,542
Lotte Chemical Corp.	11,417	3,902,931
Lotte Shopping Co., Ltd.	12,053	2,504,636
NAVER Corp.	2,788	1,730,295
POSCO	93,180	29,347,011
S-Oil Corp.	41,576	4,146,222
Samsung Electro-Mechanics Co., Ltd.	41,582	5,169,060
Samsung Electronics Co., Ltd.	2,718,304	127,851,953
Samsung Fire & Marine Insurance Co., Ltd.	17,675	4,107,415
Samsung Heavy Industries Co., Ltd. *	301,051	2,091,815
Samsung Life Insurance Co., Ltd.	33,232	3,175,375
Samsung SDI Co., Ltd.	19,285	3,587,033
Samsung SDS Co., Ltd.	12,642	2,474,569
Shinhan Financial Group Co., Ltd.	248,057	10,067,715
SK Hynix, Inc.	224,081	19,415,711
SK Innovation Co., Ltd.	94,152	17,992,775
SK Networks Co., Ltd.	560,795	2,583,002
Woori Bank	226,559	3,215,690
		409,298,968

Russia 12.3%
Bashneft PJSC	55,738	1,971,879
Gazprom PJSC	39,272,165	91,363,589
LUKOIL PJSC	985,322	66,539,173
Magnit PJSC	47,564	3,900,359
MMC Norilsk Nickel PJSC	48,970	8,729,785
Mobile TeleSystems PJSC	1,528,257	6,924,387
NOVATEK PJSC	900,020	12,103,754
Rosneft Oil Co. PJSC	1,610,871	9,958,182
Rostelecom PJSC	2,867,291	3,035,779
Sberbank of Russia PJSC	5,357,860	19,114,739
Severstal PJSC	161,509	2,598,552
Sistema PJSC	24,576,807	4,106,809
Surgutneftegas OJSC	55,383,193	25,440,159
Tatneft PJSC	1,418,234	15,165,905
VTB Bank PJSC	4,847,270,000	3,877,816
		274,830,867

South Africa 5.6%
AngloGold Ashanti Ltd.	387,345	3,302,449
Barclays Africa Group Ltd.	284,960	3,637,768
Barloworld Ltd.	296,120	3,109,669
Bid Corp., Ltd.	149,249	2,992,286
FirstRand Ltd.	1,471,661	6,971,943
Gold Fields Ltd.	1,120,537	3,997,305
Impala Platinum Holdings Ltd. *	1,194,057	1,910,114
Imperial Holdings Ltd.	260,518	4,198,732
MMI Holdings Ltd.	1,220,085	1,801,468
MTN Group Ltd.	2,446,020	22,113,643
Naspers Ltd., N Shares	17,511	4,183,836
Nedbank Group Ltd.	143,892	3,108,476
Remgro Ltd.	133,950	2,157,584
Sanlam Ltd.	630,806	3,787,825
Sappi Ltd.	310,008	2,037,265
Security	Number of Shares	Value ($)
Sasol Ltd.	731,695	26,431,146
Shoprite Holdings Ltd.	231,149	4,272,013
Standard Bank Group Ltd.	774,468	12,682,563
Steinhoff International Holdings N.V. *	4,763,958	421,290
Telkom S.A. SOC Ltd.	422,308	1,728,579
The Bidvest Group Ltd.	159,809	2,548,868
Tiger Brands Ltd.	77,446	2,054,016
Vodacom Group Ltd.	202,653	2,296,147
Woolworths Holdings Ltd.	508,317	2,341,509
		124,086,494

Taiwan 11.8%
Acer, Inc. *	5,120,470	4,195,636
ASE Industrial Holding Co., Ltd.	2,015,455	5,112,380
Asustek Computer, Inc.	929,176	8,419,848
AU Optronics Corp.	16,362,371	7,181,389
Catcher Technology Co., Ltd.	240,000	2,791,583
Cathay Financial Holding Co., Ltd.	2,437,840	4,361,204
Cheng Shin Rubber Industry Co., Ltd.	1,338,000	2,036,373
China Steel Corp.	7,762,088	6,114,022
Chunghwa Telecom Co., Ltd.	2,244,764	8,166,456
Compal Electronics, Inc.	9,952,000	6,543,544
CTBC Financial Holding Co., Ltd.	5,732,809	4,132,926
Delta Electronics, Inc.	956,696	3,544,324
Far Eastern New Century Corp.	4,207,061	4,008,865
Far EasTone Telecommunications Co., Ltd.	899,588	2,293,895
Formosa Chemicals & Fibre Corp.	1,921,882	7,376,681
Formosa Petrochemical Corp.	916,704	3,717,422
Formosa Plastics Corp.	1,779,704	6,385,467
Foxconn Technology Co., Ltd.	730,858	1,800,221
Fubon Financial Holding Co., Ltd.	2,465,116	4,286,586
Hon Hai Precision Industry Co., Ltd.	14,303,911	40,914,012
Hotai Motor Co., Ltd.	182,200	1,663,191
HTC Corp. *	1,849,822	3,617,962
Innolux Corp.	22,206,000	8,597,353
Inventec Corp.	4,463,646	3,612,750
Lite-On Technology Corp.	2,368,229	3,090,558
MediaTek, Inc.	741,046	7,704,415
Mega Financial Holding Co., Ltd.	4,215,548	3,693,344
Nan Ya Plastics Corp.	2,438,588	6,812,403
Pegatron Corp.	2,764,234	5,840,029
Pou Chen Corp.	2,218,000	2,716,840
Quanta Computer, Inc.	3,107,058	5,496,189
Synnex Technology International Corp.	2,315,178	3,709,045
Taiwan Cement Corp.	2,847,000	4,142,957
Taiwan Mobile Co., Ltd.	662,000	2,430,452
Taiwan Semiconductor Manufacturing Co., Ltd.	5,715,352	42,729,464
Uni-President Enterprises Corp.	2,178,796	5,315,822
United Microelectronics Corp.	12,553,931	6,976,385
Walsin Lihwa Corp.	4,440,000	3,712,164
Wistron Corp.	5,413,000	4,074,000
WPG Holdings Ltd.	2,628,000	3,815,497
		263,133,654

Thailand 1.8%
Advanced Info Service PCL NVDR	632,600	3,767,124
Kasikornbank PCL NVDR	460,200	2,754,870
PTT Exploration & Production PCL NVDR	1,360,500	5,720,139
PTT Global Chemical PCL NVDR	1,781,400	4,969,989
PTT PCL NVDR	8,862,000	14,474,508
Thai Oil PCL NVDR	924,900	2,659,919

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Siam Cement PCL NVDR	142,800	1,990,897
The Siam Commercial Bank PCL NVDR	726,200	3,019,212
		39,356,658

Turkey 1.0%
Akbank T.A.S.	1,399,632	2,476,952
Eregli Demir ve Celik Fabrikalari T.A.S.	902,409	2,233,425
Haci Omer Sabanci Holding A/S	829,776	1,706,203
KOC Holding A/S	713,925	2,198,048
Tupras-Turkiye Petrol Rafinerileri A/S	130,884	3,060,484
Turk Hava Yollari Anonim Ortakligi *	834,047	3,060,503
Turkcell Iletisim Hizmetleri A/S	694,681	1,837,193
Turkiye Garanti Bankasi A/S	1,368,415	2,687,099
Turkiye Halk Bankasi A/S	841,932	1,425,038
Turkiye Is Bankasi A/S, C Shares	1,278,519	1,679,351
		22,364,296

United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	530,452	2,339,497
Total Common Stock
(Cost $1,835,157,528)		2,071,136,318

Preferred Stock 6.7% of net assets

Brazil 4.2%
Banco Bradesco S.A.	1,901,177	14,891,673
Centrais Eletricas Brasileiras S.A., B Shares *	214,659	965,491
Cia Brasileira de Distribuicao	158,485	3,383,294
Companhia Energetica de Minas Gerais	2,653,374	5,464,851
Companhia Paranaense de Energia - Copel, B Shares	271,010	1,710,164
Gerdau S.A.	1,623,667	6,452,725
Itau Unibanco Holding S.A.	2,017,800	23,287,830
Itausa - Investimentos Itau S.A.	885,472	2,670,171
Metalurgica Gerdau S.A.	2,348,326	4,294,277
Petroleo Brasileiro S.A.	5,093,894	25,961,550
Telefonica Brasil S.A.	375,674	4,589,940
		93,671,966

Colombia 0.2%
Bancolombia S.A.	269,378	3,124,705
Grupo Argos S.A.	128,108	754,097
		3,878,802

Security	Number of Shares	Value ($)
Republic of Korea 0.9%
Hyundai Motor Co., Ltd.	26,873	2,228,718
Hyundai Motor Co., Ltd. 2nd	41,457	3,634,386
LG Chem Ltd.	6,342	1,156,086
Samsung Electronics Co., Ltd.	365,704	13,739,980
		20,759,170

Russia 1.4%
Sberbank of Russia PJSC	357,283	1,123,540
Surgutneftegas OAO	12,515,037	6,120,229
Transneft PJSC	8,277	22,655,428
		29,899,197
Total Preferred Stock
(Cost $123,343,818)		148,209,135

Other Investment Company 0.1% of net assets

United States 0.1%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.67% (c)	3,124,784	3,124,784
Total Other Investment Company
(Cost $3,124,784)		3,124,784

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 06/15/18	114	6,393,690	(67,821)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(b)	Security received as a result of a corporate action.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,564,150,617	$—	$—	$1,564,150,617
India	94,523,934	—	3,162,799	97,686,733
Republic of Korea	407,242,756	—	2,056,212	409,298,968
Preferred Stock[1]	148,209,135	—	—	148,209,135
Other Investment Company[1]	3,124,784	—	—	3,124,784
Liabilities
Futures Contracts[2]	(67,821)	—	—	(67,821)
Total	$2,217,183,405	$—	$5,219,011	$2,222,402,416
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted market price was available. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447MAY18

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	July 19, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	July 19, 2018